                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/06

             Date of Reporting Period: Six months ended 4/30/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

30TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$25.06
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.89
TOTAL FROM INVESTMENT OPERATIONS	2.04
Less Distributions:
Distributions from net investment income	(0.19)
Distributions from net realized gain on investments	(0.56)
TOTAL DISTRIBUTIONS	(0.75)
Net Asset Value, End of Period	$26.35
Total Return [3]	8.32%

Ratios to Average Net Assets:
Net expenses	1.23	% [4,5]
Net investment income	1.00	% [5]
Expense waiver/reimbursement [6]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,878,091
Portfolio turnover	54%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain /loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended April 30, 2006, 0.01% for the year ended October 31, 2005 and less than 0.01% for the years ended October 31, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2005		2004		2003		2002		2001
$24.04		$22.58		$19.40		$22.48		$29.05

0.26		0.11	[1]	0.09		0.13	[2]	0.17
0.99		1.46		3.17		(3.04	) [2]	(4.97)
1.25		1.57		3.26		(2.91)		(4.80)

(0.21)		(0.11)		(0.08)		(0.17)		(0.08)
(0.02)		--		--		--		(1.69)
(0.23)		(0.11)		(0.08)		(0.17)		(1.77)
$25.06		$24.04		$22.58		$19.40		$22.48
5.22%		6.97%		16.89%		(13.10)%		(17.25)%

1.22	% [4]	1.25	% [4]	1.27	% [4]	1.23	% [4]	1.23%
0.98%		0.46%		0.62%		0.76	% [2]	0.80%
0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$2,225,781		$2,605,203		$2,179,111		$1,337,564		$699,510
43%		45%		40%		71%		61%

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$24.30
Income From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.87
TOTAL FROM INVESTMENT OPERATIONS	1.88
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(0.56)
TOTAL DISTRIBUTIONS	(0.56)
Net Asset Value, End of Period	$25.62
Total Return [3]	7.89%

Ratios to Average Net Assets:
Net expenses	2.04	% [4,5]
Net investment income (loss)	0.18	% [5]
Expense waiver/reimbursement [6]	0.00	% [5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$481,610
Portfolio turnover	54%

1 Based on average shares outstanding.

2 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended April 30, 2006, 0.01% for the year ended October 31, 2005, and less than 0.01% for the years ended October 31, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2005		2004		2003		2002		2001
$23.34		$21.98		$18.95		$21.99		$28.58

0.02		(0.06	) [1]	(0.02)		0.03	[2]	0.04
1.00		1.42		3.05		(3.05	) [2]	(4.94)
1.02		1.36		3.03		(3.02)		(4.90)

(0.04)		--		--		(0.02)		--
(0.02)		--		--		--		(1.69)
(0.06)		--		--		(0.02)		(1.69)
$24.30		$23.34		$21.98		$18.95		$21.99
4.37%		6.19%		15.99%		(13.76)%		(17.88)%

2.01	% [4]	1.98	% [4]	2.02	% [4]	1.98	% [4]	1.98%
0.19%		(0.27)%		(0.14)%		0.01	% [2]	0.06%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$507,271		$569,518		$528,029		$378,336		$299,814
43%		45%		40%		71%		61%

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$24.28
Income From Investment Operations:
Net investment income (loss)	(0.00	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and options	1.88
TOTAL FROM INVESTMENT OPERATIONS	1.88
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(0.56)
TOTAL DISTRIBUTIONS	(0.56)
Net Asset Value, End of Period	$25.60
Total Return [4]	7.90%

Ratios to Average Net Assets:
Net expenses	2.04	% [6,7]
Net investment income (loss)	0.20	% [7]
Expense waiver/reimbursement [8]	0.00	% [7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$161,241
Portfolio turnover	54%

1 Represents less than $0.01.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total returns.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended April 30, 2006, 0.01% for the year ended October 31, 2005, and less than 0.01% for the years ended October 31, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2005		2004		2003		2002		2001
$23.32		$21.96		$18.94		$21.98		$28.55

0.02		(0.08	) [2]	(0.02)		0.04	[3]	0.04
0.99		1.44		3.04		(3.05	) [3]	(4.92)
1.01		1.36		3.02		(3.01)		(4.88)

(0.03)		--		--		(0.03)		--
(0.02)		--		--		--		(1.69)
(0.05)		--		--		(0.03)		(1.69)
$24.28		$23.32		$21.96		$18.94		$21.98
4.35%		6.19	% [5]	15.95%		(13.73)%		(17.83)%

2.02	% [6]	2.02	% [6]	2.02	% [6]	1.98	% [6]	1.98%
0.18%		(0.31)%		(0.13)%		0.01	% [3]	0.05%
0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$185,175		$215,206		$176,633		$100,576		$51,497
43%		45%		40%		71%		61%

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$24.94
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain on investments, futures contracts and options	1.83
TOTAL FROM INVESTMENT OPERATIONS	1.98
Less Distributions:
Distributions from net investment income	(0.05)
Distributions from net realized gain on investments	(0.56)
TOTAL DISTRIBUTIONS	(0.61)
Net Asset Value, End of Period	$26.31
Total Return [3]	8.10%

Ratios to Average Net Assets:
Net expenses	1.69	% [4,5]
Net investment income	0.56	% [5]
Expense waiver/reimbursement [6]	0.00	% [5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,538
Portfolio turnover	54%

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended April 30, 2006, 0.01% for the year ended October 31, 2005, and less than 0.01% for the year ended October 31, 2004 and the period ended October 31, 2003, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,				Period Ended
2005		2004		10/31/2003	[1]
$23.87		$22.54		$19.13

0.09		0.01	[2]	0.03
1.04		1.45		3.38
1.13		1.46		3.41

(0.04)		(0.13)		--
(0.02)		--		--
(0.06)		(0.13)		--
$24.94		$23.87		$22.54
4.73%		6.49%		17.83%

1.67	% [4]	1.69	% [4]	1.74	% [4,5]
0.46%		0.03%		0.15	% [5]
0.00	% [7]	0.00	% [7]	0.00	% [5,7]

$7,389		$9,345		$15,533
43%		45%		40	% [8]

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,083.20	$ 6.35
Class B Shares	$1,000	$1,078.90	$10.52
Class C Shares	$1,000	$1,079.00	$10.52
Class K Shares	$1,000	$1,081.00	$ 8.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$ 6.16
Class B Shares	$1,000	$1,014.68	$10.19
Class C Shares	$1,000	$1,014.68	$10.19
Class K Shares	$1,000	$1,016.41	$ 8.45

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	2.04%
Class C Shares	2.04%
Class K Shares	1.69%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	17.9%
Financials	15.5%
Information Technology	15.0%
Energy	13.1%
Industrials	11.6%
Consumer Staples	7.0%
Consumer Discretionary	5.7%
Telecommunication Services	5.2%
Utilities	3.1%
Materials	3.0%
Cash Equivalents [2]	1.7%
Other Assets and Liabilities--Net [3]	1.2%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--97.1%
		Consumer Discretionary--5.7%
1,140,690		McDonald's Corp.	$39,433,653
590,988		Nike, Inc., Class B	48,366,458
472,239		Target Corp.	25,075,891
520,000		Wendy's International, Inc.	32,125,600
		TOTAL	145,001,602
		Consumer Staples--7.0%
858,650		Altria Group, Inc.	62,818,834
1,042,900		Diageo PLC, ADR	69,092,125
522,942		PepsiCo, Inc.	30,456,142
543,200	[1]	Smithfield Foods, Inc.	14,612,080
		TOTAL	176,979,181
		Energy--13.1%
491,000		Apache Corp.	34,880,640
401,200		Devon Energy Corp.	24,116,132
1,404,997		Exxon Mobil Corp.	88,627,211
673,300		GlobalSantaFe Corp.	41,212,693
62,783	[1]	Hugoton Royalty Trust	1,735,958
620,000	[1]	Transocean Sedco Forex, Inc.	50,263,400
874,500	[1]	Weatherford International Ltd.	46,287,285
1,053,100		XTO Energy, Inc.	44,598,785
		TOTAL	331,722,104
		Financials--15.5%
844,000		Ace Ltd.	46,875,760
1,050,140		Allstate Corp.	59,322,408
1,236,049		American International Group, Inc.	80,652,197
1,176,550		Citigroup, Inc.	58,768,672
938,600		Merrill Lynch & Co., Inc.	71,577,636
1,161,682		Morgan Stanley	74,696,153
		TOTAL	391,892,826
Shares			Value
		COMMON STOCKS--continued
		Health Care--17.9%
768,600	[1]	Amgen, Inc.	$52,034,220
949,100		AstraZeneca PLC, ADR	52,323,883
1,309,400	[1]	Forest Laboratories, Inc., Class A	52,873,572
568,160		Johnson & Johnson	33,299,858
489,600		McKesson HBOC, Inc.	23,789,664
740,200	[1]	Medimmune, Inc.	23,294,094
932,800		Novartis AG, ADR	53,645,328
1,238,508		Pfizer, Inc.	31,371,408
957,500		Shire PLC, ADR	45,347,200
476,700	[1]	St. Jude Medical, Inc.	18,820,116
1,373,176		Wyeth	66,832,476
		TOTAL	453,631,819
		Industrials--11.6%
210,200		Avery Dennison Corp.	13,137,500
675,000		Deere & Co.	59,251,500
1,283,400	[1]	Foster Wheeler Ltd.	57,188,304
931,400		Northrop Grumman Corp.	62,310,660
312,400		United Parcel Service, Inc.	25,326,268
1,244,300		United Technologies Corp.	78,154,483
		TOTAL	295,368,715
		Information Technology--15.0%
1,907,700		Applied Materials, Inc.	34,243,215
1,821,800	[1]	Cadence Design Systems, Inc.	34,486,674
1,536,333	[1]	Cisco Systems, Inc.	32,186,176
1,125,700	[1]	Comverse Technology, Inc.	25,497,105
4,752,500	[1]	EMC Corp. Mass	64,206,275
505,568		IBM Corp.	41,628,469
428,800		Linear Technology Corp.	15,222,400
1,925,079		Microsoft Corp.	46,490,658
3,499,541	[1]	Oracle Corp.	51,058,303
2,562,400	[1]	Xerox Corp.	35,976,096
		TOTAL	380,995,371
		Materials--3.0%
1,467,342		Alcoa, Inc.	49,566,813
390,500		PPG Industries, Inc.	26,210,360
		TOTAL	75,777,173
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--5.2%
2,540,624		AT&T, Inc.	$66,589,755
1,930,800		BellSouth Corp.	65,222,424
		TOTAL	131,812,179
		Utilities--3.1%
708,300		Consolidated Edison Co.	30,541,896
945,900		FirstEnergy Corp.	47,966,589
		TOTAL	78,508,485
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,090,917,297)	2,461,689,455
		REPURCHASE AGREEMENT--1.7%
$43,989,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	43,989,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $2,134,906,297) [2]	2,505,678,455
		OTHER ASSETS AND LIABILITIES - NET--1.2%	29,801,386
		TOTAL NET ASSETS--100%	$2,535,479,841

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,134,906,297)		$2,505,678,455
Cash		123,659
Income receivable		4,488,560
Receivable for investments sold		125,647,552
Receivable for shares sold		2,111,419
TOTAL ASSETS		2,638,049,645
Liabilities:
Payable for investments purchased	$94,080,409
Payable for shares redeemed	6,152,960
Payable for distribution services fee (Note 5)	403,704
Payable for shareholder services fee (Note 5)	522,824
Accrued expenses	1,409,907
TOTAL LIABILITIES		102,569,804
Net assets for 96,919,101 shares outstanding		$2,535,479,841
Net Assets Consist of:
Paid-in capital		$1,977,770,097
Net unrealized appreciation of investments		370,772,158
Accumulated net realized gain on investments		182,315,621
Undistributed net investment income		4,621,965
TOTAL NET ASSETS		$2,535,479,841
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,878,090,645 ÷ 71,271,726 shares outstanding), no par value, unlimited shares authorized		$26.35
Offering price per share (100/94.50 of $26.35) [1]		$27.88
Redemption proceeds per share		$26.35
Class B Shares:
Net asset value per share ($481,609,798 ÷ 18,796,012 shares outstanding), no par value, unlimited shares authorized		$25.62
Offering price per share		$25.62
Redemption proceeds per share (94.50/100 of $25.62) [1]		$24.21
Class C Shares:
Net asset value per share ($161,241,204 ÷ 6,298,865 shares outstanding), no par value, unlimited shares authorized		$25.60
Offering price per share (100/99.00 of $25.60) [1]		$25.86
Redemption proceeds per share (99.00/100 of $25.60) [1]		$25.34
Class K Shares:
Net asset value per share ($14,538,194 ÷ 552,498 shares outstanding), no par value, unlimited shares authorized		$26.31
Offering price per share		$26.31
Redemption proceeds per share		$26.31

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $123,826)		$29,237,482
Interest (including income on securities loaned of $18,375)		1,401,426
TOTAL INCOME		30,638,908
Expenses:
Investment adviser fee (Note 5)	$10,323,429
Administrative personnel and services fee (Note 5)	1,095,741
Custodian fees	60,313
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,468,864
Transfer and dividend disbursing agent fees and expenses--Class B Shares	452,191
Transfer and dividend disbursing agent fees and expenses--Class C Shares	156,860
Transfer and dividend disbursing agent fees and expenses--Class K Shares	15,253
Directors'/Trustees' fees	11,532
Auditing fees	12,863
Legal fees	3,482
Portfolio accounting fees	99,639
Distribution services fee--Class B Shares (Note 5)	1,866,433
Distribution services fee--Class C Shares (Note 5)	651,880
Distribution services fee--Class K Shares (Note 5)	23,280
Shareholder services fee--Class A Shares (Note 5)	2,528,966
Shareholder services fee--Class B Shares (Note 5)	622,144
Shareholder services fee--Class C Shares (Note 5)	216,109
Share registration costs	41,563
Printing and postage	156,280
Insurance premiums	11,918
Miscellaneous	8,699
TOTAL EXPENSES	19,827,439

Statement of Operations-Continued

Waiver, Reimbursement and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(46,880)
Reimbursement of shareholder services fee--Class A Shares	(119,460)
Fees paid indirectly from directed brokerage arrangements	(38,599)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(204,939)
Net expenses			$19,622,500
Net investment income			11,016,408
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			219,759,520
Net change in unrealized appreciation of investments			(6,233,259)
Net realized and unrealized gain on investments			213,526,261
Change in net assets resulting from operations			$224,542,669

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,016,408	$26,316,282
Net realized gain on investments	219,759,520	87,297,085
Net increase due to reimbursement from Adviser (Note 5)	--	186,934
Net change in unrealized appreciation/depreciation of investments	(6,233,259)	52,607,446
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	224,542,669	166,407,747
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,796,813)	(22,529,357)
Class B Shares	--	(936,830)
Class C Shares	--	(292,405)
Class K Shares	(18,464)	(15,263)
Distributions from net realized gains
Class A Shares	(49,108,911)	(2,379,876)
Class B Shares	(11,610,070)	(537,605)
Class C Shares	(4,225,681)	(202,959)
Class K Shares	(204,902)	(8,799)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(80,964,841)	(26,903,094)
Share Transactions:
Proceeds from sale of shares	180,518,226	493,332,211
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Equity Fund S	--	68,264,263
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Equity Fund T	--	26,613,622
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Growth Fund	--	28,440,218
Net asset value of shares issued to shareholders in payment of distributions declared	69,706,454	21,865,920
Cost of shares redeemed	(783,939,872)	(1,251,676,124)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(533,715,192)	(613,159,890)
Change in net assets	(390,137,364)	(473,655,237)
Net Assets:
Beginning of period	2,925,617,205	3,399,272,442
End of period (including undistributed net investment income of $4,621,965 and $9,420,834, respectively)	$2,535,479,841	$2,925,617,205

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

On September 18, 2005, the Fund received a tax-free transfer of assets from the Vintage Mutual Funds, as follows:

	Class A Shares of the Fund Issued	Vintage Mutual Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Vintage Mutual Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Vintage Equity Fund S	2,662,412	$ 68,264,263	$22,924,212	--	$ 68,264,263	--
Vintage Equity Fund T	1,037,973	26,613,622	8,937,186	--	26,613,622	--
Vintage Growth Fund	1,109,213	28,440,218	3,288,127	--	28,440,218	--
TOTAL	4,809,598	$123,318,103	$35,149,525	$3,099,486,870	$123,318,103	$3,222,804,973

1 Unrealized appreciation is included in the Vintage Mutual Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities, including repurchase agreements, or an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,557,970	$143,239,970	16,082,880	$403,158,196
Shares issued in connection with tax-free transfer of assets from Vintage Equity Fund S	--	--	2,662,412	68,264,263
Shares issued in connection with tax-free transfer of assets from Vintage Equity Fund T	--	--	1,037,973	26,613,622
Shares issued in connection with tax-free transfer of assets from Vintage Growth Fund	--	--	1,109,213	28,440,218
Shares issued to shareholders in payment of distributions declared	2,213,174	55,338,326	800,574	20,151,422
Shares redeemed	(25,316,459)	(653,030,813)	(41,239,454)	(1,032,140,350)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,545,315)	$(454,452,517)	(19,546,402)	$(485,512,629)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	539,736	$13,506,291	1,898,496	$46,275,052
Shares issued to shareholders in payment of distributions declared	444,793	10,746,207	53,809	1,315,656
Shares redeemed	(3,061,036)	(76,723,665)	(5,478,005)	(133,667,069)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,076,507)	$(52,471,167)	(3,525,700)	$(86,076,361)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	554,582	$13,888,940	1,524,426	$37,110,431
Shares issued to shareholders in payment of distributions declared	140,914	3,401,679	15,360	374,890
Shares redeemed	(2,023,198)	(50,672,850)	(3,143,270)	(76,480,519)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,327,702)	$(33,382,231)	(1,603,484)	$(38,995,198)
	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	384,588	$9,883,025	280,524	$6,975,466
Shares issued to shareholders in payment of distributions declared	8,862	220,242	958	23,952
Shares redeemed	(137,190)	(3,512,544)	(376,707)	(9,388,186)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	256,260	$6,590,723	(95,225)	$(2,388,768)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(20,693,264)	$(533,715,192)	(24,770,811)	$(612,972,956)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $2,134,906,297. The net unrealized appreciation of investments for federal tax purposes was $370,772,158. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $401,015,655 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,243,497.

At October 31, 2005, the Fund had a capital loss carryforward of $22,118,899 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 4,077,171
2009	$8,544,806
2010	$ 7,211,658
2011	$ 978,641
2012	$1,306,623

As a result of the tax-free transfer of assets from Riggs Stock Fund, Rightime Mid Cap Fund, Federated New Economy Fund, First Merit Equity Fund, Vintage Equity Fund, and Vintage Growth Fund, certain capital loss carryforwards listed above may be limited

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $137,285 of fees paid by the Fund.

For the six months ended April 30, 2006, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2006, FSC retained $63,447 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $208,456 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2006, the Fund's expenses were reduced by $38,599 under these arrangements.

Other

During the fiscal year 2005, the Fund's adviser made a voluntary contribution to the Fund of $186,934 for losses on investments inadvertently sold due to a systems error.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$1,464,144,183
Sales	$2,107,890,926

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-05 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

6TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,								Period Ended
	4/30/2006		2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$5.51		$5.11		$4.90		$3.54		$4.23		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.05	) [2]	(0.06	) [2]	(0.06	) [2]	(0.05	) [2,3]	(0.02	) [2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.00		0.74		0.31		1.42		(0.28	) [3]	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.97		0.69		0.25		1.36		(0.33)		(0.10)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$6.15		$5.51		$5.11		$4.90		$3.54		$4.23
Total Return [4]	18.41%		14.05%		5.24	% [5]	38.42%		(8.90)%		(2.31)%

Ratios to Average Net Assets:
Net expenses	1.94	% [6]	1.93%		1.95%		1.95%		1.95%		1.95	% [6]
Net investment income (loss)	(1.06	)% [6]	(1.00)%		(1.29)%		(1.45)%		(1.25	)% [3]	(0.93	)% [6]
Expense waiver/reimbursement [7]	0.20	% [6]	0.21%		0.21%		0.24%		0.18%		0.17	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,926,567		$2,166,468		$1,172,380		$1,191,117		$435,500		$85,169
Portfolio turnover	35%		71%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/ amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for the period prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,								Period Ended
	4/30/2006		2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$5.38		$5.02		$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.08	) [2]	(0.09	) [2]	(0.08	) [2]	(0.07	) [2,3]	(0.03	) [2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.97		0.73		0.31		1.40		(0.27	) [3]	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.93		0.65		0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.98		$5.38		$5.02		$4.84		$3.52		$4.22
Total Return [4]	18.10%		13.47%		4.68	% [5]	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Net expenses	2.49	% [6]	2.49%		2.50%		2.50%		2.47%		2.47	% [6]
Net investment income (loss)	(1.61	)% [6]	(1.56)%		(1.84)%		(2.01)%		(1.77	)% [3]	(1.45	)% [6]
Expense waiver/reimbursement [7]	0.16	% [6]	0.16%		0.16%		0.19%		0.16%		0.15	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,274,654		$1,102,133		$993,477		$782,171		$427,175		$68,902
Portfolio turnover	35%		71%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for the period prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,								Period Ended
	4/30/2006		2005		2004		2003		2002		10/31/2001	[1]
Net Asset Value, Beginning of Period	$5.38		$5.02		$4.84		$3.52		$4.22		$4.33
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.08	) [2]	(0.09	) [2]	(0.08	) [2]	(0.07	) [2,3]	(0.03	) [2]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.97		0.73		0.31		1.40		(0.27	) [3]	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.93		0.65		0.22		1.32		(0.34)		(0.11)
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)		(0.29)		(0.04)		--		(0.36)		--
Net Asset Value, End of Period	$5.98		$5.38		$5.02		$4.84		$3.52		$4.22
Total Return [4]	18.09%		13.47%		4.68	% [5]	37.50%		(9.20)%		(2.54)%

Ratios to Average Net Assets:
Net expenses	2.49	% [6]	2.49%		2.50%		2.50%		2.47%		2.47	% [6]
Net investment income (loss)	(1.61	)% [6]	(1.56)%		(1.84)%		(2.00)%		(1.77	)% [3]	(1.45	)% [6]
Expense waiver/reimbursement [7]	0.16	% [6]	0.16%		0.16%		0.19%		0.16%		0.15	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$907,608		$724,468		$554,799		$337,765		$127,714		$16,234
Portfolio turnover	35%		71%		73%		72%		65%		74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for the period prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total returns.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,184.10	$10.51
Class B Shares	$1,000	$1,181.00	$13.47
Class C Shares	$1,000	$1,180.90	$13.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$ 9.69
Class B Shares	$1,000	$1,012.45	$12.42
Class C Shares	$1,000	$1,012.45	$12.42

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.94%
Class B Shares	2.49%
Class C Shares	2.49%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	22.3%
Financials	19.0%
Information Technology	17.5%
Industrials	14.3%
Consumer Discretionary	12.0%
Telecommunication Services	2.2%
Energy	2.1%
Consumer Staples	2.0%
Materials	1.7%
Utilities	0.4%
Options [2]	0.0%
Securities Lending Collateral [3]	9.0%
Cash Equivalents [4]	7.2%
Other Assets and Liabilities--Net [5]	(9.7)%
TOTAL	100.0%

1 Except for Options, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represents less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--92.3%
		Consumer Discretionary--12.0%
4,653,800	[1]	Advance Auto Parts, Inc.	$187,175,836
1,323,600	[1]	Bed Bath & Beyond, Inc.	50,760,060
3,464,693		Bharat Forge Ltd.	33,026,472
200,000	[2]	Block (H&R), Inc.	4,566,000
1,971,700	[1,3]	Central European Media Enterprises Ltd., Class A	126,997,197
297,000	[1]	Chicos Fas, Inc.	11,006,820
342,300	[1,2]	Chipotle Mexican Grill, Inc.	17,864,637
850,000	[1]	Clear Channel Outdoor Holdings, Inc., Class A	20,060,000
2,938,500	[1,2]	Clear Media Ltd.	3,638,399
300,000	[1,3]	Concorde Career Colleges, Inc.	4,811,520
498,600	[1]	Dick's Sporting Goods, Inc.	21,015,990
1,300,000	[1,2]	Educate, Inc.	10,725,000
84,000	[2]	Gentex Corp.	1,231,440
430,000	[1,2]	Getty Images, Inc.	27,524,300
284,300	[2]	Harley Davidson, Inc.	14,453,812
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	264,559
5,000,000		J.D. Wetherspoon PLC	35,582,013
1,200,000	[1]	Kohl's Corp.	67,008,000
1,000,000	[1,2]	Lamar Advertising Co.	54,990,000
700,000	[1,2]	Lodgenet Entertainment	13,356,000
500,000	[1]	Morgans Hotel Group Co.	9,000,000
1,172,700		Orient-Express Hotel Ltd.	48,080,700
6,000,000	[2]	PetSmart, Inc.	165,960,000
1,000,000		ServiceMaster Co.	12,040,000
100,000	[1,2]	Stamps.com, Inc.	2,820,000
712,200	[1,4,5]	Submarino SA	36,922,585
1,284,700	[1,2]	Syntax-Brillian Corp.	4,393,674
600,000	[1,2]	Texas Roadhouse, Inc.	9,060,000
249,200	[1,2]	TomTom NV	11,248,904
80,000	[1]	Tractor Supply Co.	5,183,200
825,000	[2]	USS Co. Ltd.	61,730,997
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
554,400	[1,2]	Volcom, Inc.	$19,775,448
33,000		Washington Post Co., Class B	25,278,000
900,000	[1,2]	Williams-Sonoma, Inc.	37,683,000
		TOTAL	1,155,234,563
		Consumer Staples--2.0%
180,000		CVS Corp.	5,349,600
1,800,000	[1]	Dean Foods Co.	71,298,000
2,791,450		Hindustan Lever Ltd.	18,104,014
494,700		Loews Corp.	25,348,428
850,000	[1,4,5]	Shoppers Drug Mart Corp.	33,679,173
300,000	[1]	Shoppers Drug Mart Corp.	11,886,767
505,000	[2]	Whole Foods Market, Inc.	30,996,900
		TOTAL	196,662,882
		Energy--2.1%
106,900	[1,4,5]	Addax Petroleum Corp.	2,860,738
130,000		BJ Services Co.	4,946,500
1,000,000	[1]	Complete Production Services, Inc.	26,430,000
3,302,400	[1]	Dresser-Rand Group, Inc.	82,460,928
109,000	[1,2]	EXCO Resources, Inc.	1,398,470
500,000		Kinder Morgan, Inc.	44,010,000
794,600	[1,2]	The Houston Exploration Co.	44,434,032
		TOTAL	206,540,668
		Financials--18.9%
2,903,235		3i Group	47,224,204
2,490,300		Advance America Cash Advance, Inc.	36,831,537
1	[4,5]	Apollo Investment Fund V	6,910,287
2,000,000		Axis Capital Holdings Ltd.	59,640,000
1,252,500		Brookfield Asset Management, Inc., Class A	52,354,500
4,000,000	[1,3]	CB Richard Ellis Services, Inc.	351,560,000
705,000		Calamos Asset Management, Inc.	27,325,800
895,000		Capital One Financial Corp.	77,542,800
99,225		Cincinnati Financial Corp.	4,230,954
1	[4,5]	Denovo Ventures I LP	3,603,959
1,440,600		Endurance Specialty Holdings Ltd.	44,600,976
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
1	[1,4,5]	FA Private Equity Fund IV LP	$442,460
1,150,000	[1,2]	First Marblehead Corp.	55,315,000
1,000,000		Genworth Financial, Inc., Class A	33,200,000
100,000		Global Signal, Inc.	4,970,000
1	[4,5]	Greenfield Technology Venture Fund	11,540
2,393,158		Housing Development Finance Corp. Ltd.	68,756,655
4,029,800		ICICI Bank Ltd.	51,696,321
791,300	[2]	ICICI Bank Ltd., ADR	21,705,359
2,180,000		IPC Holdings Ltd.	58,140,600
1	[4,5]	Incuvest LLC	0
1	[1,4,5]	Infrastructure Fund	135,846
1	[4,5]	Internet.com Corp.	0
541,600	[1]	James River Group, Inc.	14,260,328
779,500		Korea Investment Holdings Co. Ltd.	33,388,253
2,850,000	[1,2]	Labranche & Co. Inc.	40,270,500
1	[4,5]	Latin Healthcare Fund	9,267,828
121,800	[1,2]	Markel Corp.	42,538,650
1,000,000		Morgan Stanley	64,300,000
1,165,200	[1]	NETeller PLC	16,467,201
2,500,000	[2]	Nuveen Investments, Class A	120,300,000
1	[4,5]	Peachtree/CB Partners	0
1	[4,5]	Peachtree Open Networks	0
1	[1,4,5]	Peachtree Leadscope LLC	300,000
1	[4,5]	Peachtree Leadscope LLC	0
1	[4,5]	Peachtree Velquest	0
2,100,000	[1,2]	Philadelphia Consolidated Holding Corp.	69,573,000
1,780,800	[1,4,5]	RHJ International	44,259,163
1	[4,5]	Rocket Ventures II	0
256,600	[2]	SFCG Co. Ltd.	58,749,941
14,072,500	[2]	Shinsei Bank Ltd.	98,500,703
1,000,000	[2]	St. Joe Co.	56,160,000
133,000	[2]	White Mountains Insurance Group, Inc.	69,359,500
1,935,000	[2]	Willis Group Holdings Ltd.	68,015,250
		TOTAL	1,811,909,115
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--21.7%
500,000	[1]	ATS Medical, Inc.	$1,490,000
1,051,800	[1,2]	Abiomed, Inc.	13,599,774
375,000	[1]	Acadia Pharmaceuticals, Inc.	4,338,750
865,300	[1]	Accelrys, Inc.	6,091,712
91,400	[1]	Adeza Biomedical Corp.	1,565,682
2,539,800	[1,2]	Alkermes, Inc.	54,529,506
1,724,396	[2]	Allergan, Inc.	177,129,957
888,600	[1]	Alnylam Pharmaceuticals, Inc.	13,684,440
262,200	[1,2]	Altus Pharmaceuticals, Inc.	5,726,448
250,000	[1,2]	Amylin Pharmaceuticals, Inc.	10,887,500
1,000,000	[1]	Anadys Pharmaceuticals, Inc.	13,870,000
603,000	[1,3]	Anika Therapeutics, Inc.	6,928,470
650,000	[1,4,5]	Aradigm Corp., Warrants 12/17/2006	0
434,259	[1]	Ardais Corp., Warrants 1/1/2005	0
434,259	[1,4]	Ardais Corp., Warrants 4/14/2009	0
1,278,500	[1,2]	Arena Pharmaceuticals, Inc.	18,103,560
360,300	[1,2]	Arthrocare Corp.	16,332,399
500,000	[1,2]	Aspect Medical Systems, Inc.	14,230,000
649,000	[1,2]	Auxilium Pharmaceutical, Inc.	4,672,800
32,900		Aventis Pharma Ltd.	1,400,778
3,000,000	[1,2,3]	Avigen, Inc.	17,250,000
2,500,000	[1]	BioMarin Pharmaceutical, Inc.	30,750,000
1,031,600	[1,2]	Bioenvision, Inc.	6,736,348
100,000	[1]	Boston Scientific Corp.	2,324,000
674,300	[1,2]	CV Therapeutics, Inc.	13,384,855
20,000		Cardinal Health, Inc.	1,347,000
800,000	[1,2]	Charles River Laboratories International, Inc.	37,800,000
555,000	[1,3]	Chindex International, Inc.	6,926,400
111,000	[1,3]	Chindex International, Inc., Warrants 3/31/2009	737,734
3,069,852		Cipla Ltd.	17,605,499
965,300	[1]	Cipla Ltd., GDR	13,842,402
347,492	[4,5]	CompBenefits Corp.	304,055
600,000	[1,3,4,5]	Conceptus, Inc.	8,244,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
3,634,700	[1,3]	Conceptus, Inc.	$49,940,778
714,286	[3,4,5]	Conceptus, Inc.	9,814,290
625,000	[4,5]	Conceptus, Inc.	8,587,500
100,000		Cooper Cos., Inc.	5,482,000
500,000	[1,4,5]	Cortek, Inc.	200,000
40,000	[1,2]	Covance, Inc.	2,334,000
3,262,800	[1,2,3]	Cubist Pharmaceuticals, Inc.	73,967,676
2,142,857	[1,3]	Cyclacel Pharmaceuticals, Inc.	13,011,428
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/26/2013	5,736,149
100,000	[1,2]	Cypress Biosciences, Inc.	745,000
4,763,500	[1,3]	Cytokinetics, Inc.	34,535,375
4,873,400	[1,2]	Cytyc Corp.	125,977,390
1,000,000	[1]	DOV Pharmaceutical, Inc.	8,140,000
786,197	[1,2]	Dexcom, Inc.	19,780,716
500,000	[1,2]	Digene Corp.	20,655,000
489,500	[1,2]	Durect Corp.	2,378,970
6,000,000	[1,3]	Dyax Corp.	27,000,000
5,204,200	[1,2,3]	Dynavax Technologies Corp.	29,924,150
1,869,900	[1]	Endo Pharmaceuticals Holdings, Inc.	58,808,355
1,250,000	[1,4,5]	Endologix, Inc.	5,437,500
3,555,556	[1]	Endologix, Inc.	15,466,669
600,000	[1]	Endologix, Inc.	2,610,000
2,312,250	[1,3,4,5]	Endologix, Inc.	10,058,287
1,317,490	[1]	Favrille, Inc.	7,970,815
461,121	[1]	Favrille, Inc., Warrants 3/10/2011	1,861,217
78,400	[1]	Fisher Scientific International, Inc.	5,531,120
100,000	[1,2]	Foxhollow Technologies, Inc.	3,115,000
1,979,000	[1,2,3]	GTX, Inc.	18,800,500
500,000	[2]	GlaxoSmithKline PLC, ADR	28,440,000
97,500		GlaxoSmithkline Pharmaceuticals Ltd.	2,980,264
135,000		Health Management Association, Class A	2,795,850
2,478,200	[1,3]	Illumina, Inc.	78,385,466
860,000	[1]	Immunicon Corp.	4,239,800
1,257,100	[1]	Incyte Genomics, Inc.	5,242,107
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
33,900	[1]	Intercell AG	$555,987
400,000	[1,4,5]	Inverness Medical Innovations, Inc.	9,360,000
4,705,882	[1,4,5]	Isis Pharmaceuticals, Inc.	40,376,467
4,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	34,320,000
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	6,621,490
1,000,000	[1,2]	Kinetic Concepts, Inc.	43,660,000
777,500	[1,2]	Kos Pharmaceuticals, Inc.	37,631,000
2,750,000	[1,3]	Kosan Biosciences, Inc.	13,750,000
1,100,000	[1,2]	Kyphon, Inc.	45,705,000
750,000	[1]	Labopharm, Inc.	6,701,399
1,732,500	[1,2]	Medarex, Inc.	20,807,325
1,500,000	[1,2]	Medicines Co.	28,830,000
99,200	[2]	Meridian Bioscience, Inc.	2,575,232
2,559,000	[1]	Metabasis Therapeutics, Inc.	21,516,072
1,000,000	[1]	Metabasis Therapeutics, Inc.	8,408,000
895,650	[1,4,5]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	4,644,593
70,838	[1]	Migenix, Inc.	27,244
37,451	[1]	Migenix, Inc.	14,404
70,836	[1]	Migenix, Inc.	27,243
768,100	[1,2]	Momenta Pharmaceuticals, Inc.	12,988,571
10,814,200	[1,2,3]	Monogram Biosciences, Inc.	17,302,720
700,000	[1,2,3]	NMT Medical, Inc.	9,338,000
3,000,000	[1,2]	Nektar Therapeutics	64,530,000
723,800	[1]	Neurochem, Inc.	10,458,910
500,000	[1]	Neurocrine Biosciences, Inc.	28,680,000
64,600	[1,2]	Neurometrix, Inc.	2,436,712
343,100	[1,2]	Nighthawk Radiology Holdings, Inc.	8,313,313
849,500	[1,2]	Northfield Laboratories, Inc.	8,664,900
310,200		Novartis AG, ADR	17,839,602
1,735,300	[1,2,3]	NxStage Medical, Inc.	20,893,012
750,000	[1,2]	OSI Pharmaceuticals, Inc.	19,927,500
200,000	[1,2]	Onyx Pharmaceuticals, Inc.	4,670,000
200,000	[1]	Patterson Cos., Inc.	6,516,000
2,656,800	[1,2,3]	Pharmacyclics, Inc.	12,938,616
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
1,456,496	[1]	Point Therapeutics, Inc.	$4,675,352
1,005,300	[1,2]	Progenics Pharmaceuticals, Inc.	23,564,232
336,600	[1,2]	Psychiatric Solutions, Inc.	11,127,996
715,000	[1,2]	Regeneron Pharmaceuticals, Inc.	10,381,800
436,687	[1]	Rita Medical Systems, Inc.	1,799,150
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1]	Sangamo BioSciences, Inc.	533,000
357,900	[1,2]	Sepracor, Inc.	15,976,656
444,500	[1]	Somaxon Pharmaceuticals, Inc.	8,774,430
1,015,400	[1]	Sonus Pharmaceuticals, Inc.	5,706,548
653,700	[1]	Staar Surgical Co.	5,831,004
643,700	[1,2]	Stereotaxis, Inc.	7,621,408
200,000	[1,2]	Symbion, Inc.	4,602,000
1,000,000	[1,2]	Telik, Inc.	18,390,000
108,800	[1]	Theravance, Inc.	3,052,928
1,731,600	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	25,541,100
2,500,000	[1,2,3]	United Surgical Partners International, Inc.	82,525,000
700,000		UnitedHealth Group, Inc.	34,818,000
344,900	[1,2]	VCA Antech, Inc.	10,722,941
1,000,000	[1,2]	Vasogen, Inc.	2,300,000
1,858,600	[1,3]	Vical, Inc.	10,017,854
245,600	[1,2]	WebMD Health Corp., Class A	10,688,512
1,410,138	[1,3]	World Heart Corp., Warrants 9/22/2008	846,985
		TOTAL	2,082,313,649
		Industrials--14.3%
2,154,900	[1]	ABX Air, Inc.	13,963,752
463,284		Asea Brown Boveri Ltd.	32,285,426
75,000	[2]	Avery Dennison Corp.	4,687,500
1,119,461		Bharat Heavy Electricals Ltd.	58,590,943
80,000		Cintas Corp.	3,358,400
744,500	[1,2]	CoStar Group, Inc.	42,027,025
1,785,000		Con-way, Inc.	99,460,200
700,000	[1,2]	Copart, Inc.	18,795,000
812,800	[2]	DRS Technologies, Inc.	45,134,784
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
844,700	[2]	Expeditors International Washington, Inc.	$72,314,767
200,000	[2]	Fastenal Co.	9,362,000
1,000,000		FedEx Corp.	115,130,000
200,000	[2]	Fluor Corp.	18,582,000
1,234,400	[2]	Forward Air Corp.	49,585,848
212,600	[1]	Goodman Global, Inc.	4,209,480
437,100		Grainger (W.W.), Inc.	33,621,732
75,000		IDEX Corp.	3,810,000
986,500	[1,2]	IHS, Inc., Class A	27,937,680
70,000	[2]	Illinois Tool Works, Inc.	7,189,000
1,000,000	[1,2,3]	Innovative Solutions and Support, Inc.	15,820,000
2,105,400	[1,2,3]	Interline Brands, Inc.	56,424,720
283,100	[1]	K&F Industries Holdings, Inc.	5,022,194
428,300	[1,2]	Kansas City Southern Industries, Inc.	10,407,690
274,209	[2]	Kuehne & Nagel International AG	99,440,008
1,507,380	[1]	LG Philips LCD Co. Ltd.	63,446,762
1,000,000		Landstar System, Inc.	42,490,000
105,800		Larsen & Toubro Ltd.	6,326,911
1,780,000	[1,4,5]	Nagarjuna Construction Co. Ltd., GDR	15,076,600
1,265,600	[1,2,3]	NuCo2, Inc.	36,246,784
100,000	[2]	Regal Beloit Corp.	4,666,000
536,800		Reliance Industries Ltd.	12,075,011
2,613,800		Rinker Group Ltd.	42,099,707
750,000	[1,2]	Ryanair Holdings PLC, ADR	35,310,000
1,224,200		Ryder Systems, Inc.	63,842,030
2,540,000	[1]	Shanghai Prime Machinery Co. Ltd.	950,047
1,042,500	[2]	Simpson Manufacturing Co., Inc.	41,689,575
1,000,000	[2]	TNT NV	36,006,076
1,017,800	[1]	TransDigm Group, Inc.	25,170,194
1,000,000		United Parcel Service, Inc.	81,070,000
43,700		Ushio Inc.	1,007,443
709,900		Vicor Corp.	14,645,237
		TOTAL	1,369,278,526
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--17.0%
400,000	[1]	ATI Technologies, Inc.	$6,189,347
754,000	[1]	Access Integrated Technology, Inc., Class A	10,103,600
1,149,900	[1]	Actions Semiconductor Co. Ltd., ADR	11,430,006
10,800	[1]	AdStar, Inc.	19,655
915,000	[1]	Adobe Systems, Inc.	35,868,000
404,300	[2]	Adtran, Inc.	10,164,102
156,700	[1]	Advanced Analogic Technologies, Inc.	1,758,174
1,734,300	[1]	Agere Systems, Inc.	27,263,196
800,000	[1,2]	Amdocs Ltd.	29,760,000
1,555,600	[1,2]	Anadigics, Inc.	13,922,620
1,500,000	[1,2]	Autodesk, Inc.	63,060,000
803,900	[1,2]	Blackboard Inc.	23,610,543
225,000	[1,2]	Broadcom Corp.	9,249,750
2,824,400	[1]	CSR PLC	62,268,744
1,250,000	[1,2]	Check Point Software Technologies Ltd.	24,187,500
1,000,000	[1,2]	Cirrus Logic, Inc.	9,450,000
375,000	[1,2]	Cognos, Inc.	13,976,250
2,400,000	[1]	Comverse Technology, Inc.	54,360,000
308,100	[2]	DST Systems, Inc.	18,954,312
352,323	[1,4,5]	Decision Management International, Inc.	0
1,650,800	[1,2,3]	eCollege.com	35,079,500
1,000,000	[1]	Entegris, Inc.	10,180,000
1,059,322	[4,5]	Expand Networks Ltd.	105,932
787,500	[1,2]	Filenet Corp.	21,908,250
2,546,500	[1,2]	Himax Technologies, Inc., ADR	22,663,850
1,500,000	[1,2]	Homestore.com, Inc.	9,210,000
1,500,000	[1]	Hyperion Solutions Corp.	45,930,000
1,133,900	[1,2,3]	Infocrossing, Inc.	14,139,733
356,234	[1,3]	Infocrossing, Inc., Warrants 10/21/2008	2,071,347
300,000	[1,2]	Iron Mountain, Inc.	11,730,000
1,472,400	[1,2]	Komag, Inc.	61,899,696
772,700	[1,2,3]	LeCroy Corp.	11,088,245
480,500	[1,2]	M-Systems Flash Disk Pioneers Ltd.	16,562,835
4,500,000	[1]	MEMC Electronic Materials	182,700,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
4,680,000	[1,2,3]	Magma Design Automation	$35,474,400
1,600,000	[1,2]	Microsemi Corp.	43,712,000
1,700,000		Microsoft Corp.	41,055,000
634,100	[1,2]	Mobility Electronics, Inc.	4,514,792
1,442,800	[1,2]	NAVTEQ Corp.	59,905,056
3,075,000	[1,2,3]	NIC, Inc.	18,911,250
900,000	[1,2]	NetIQ Corp.	10,800,000
135,800	[1]	Nextest Systems Corp.	2,108,974
2,673,100	[1,2]	ON Semiconductor Corp.	19,166,127
530,000	[1,3,4,5]	Online Resources Corp.	6,874,100
1,751,700	[1,2,3]	Online Resources Corp.	22,719,549
3,000,000	[1]	Oracle Corp.	43,770,000
1,191,600	[1,2,3]	PowerDsine Ltd.	9,926,028
170,000		Qualcomm, Inc.	8,727,800
1,850,000	[1,2]	Quest Software, Inc.	31,838,500
1,500,000	[1]	S1 Corp.	7,755,000
300,000	[2]	SAP AG	65,552,758
418,300	[1,2]	SI International, Inc.	14,251,481
880,100	[1]	SSA Global Technologies, Inc.	13,641,550
477,000	[2]	Satyam Computer Services Ltd., ADR	17,162,460
2,568,400	[1,2]	Seagate Technology Holdings	68,216,704
1	[4,5]	Sensable Technologies, Inc.	200,559
3,751,199	[4,5]	Sensable Technologies, Inc.	0
2,000,000	[1,2]	Silicon Image, Inc.	20,400,000
3,320,000	[1]	Spansion, Inc.	56,838,400
5,000	[1,2]	SunPower Corp., Class A	192,100
750,000	[1,2,3]	Supertex, Inc.	28,965,000
625,000	[2]	Symbol Technologies, Inc.	6,656,250
1,535,000	[1,2,3]	TNS, Inc.	31,820,550
63,542	[1]	Tidel Technologies, Inc.	19,698
903,900	[1,2]	Ultratech Stepper, Inc.	17,752,596
1,800,000	[1,2]	ValueClick, Inc.	30,330,000
295,200	[1]	Vimicro International Corp., ADR	5,537,952
487,400	[1]	Xyratex Ltd.	14,578,134
		TOTAL	1,630,239,955
Shares or Units Held			Value
		COMMON STOCKS--continued
		Materials--1.7%
379,780	[2]	Cemex S.A. de C.V., ADR	$25,642,746
19,910,000		China Metal International Ho	8,730,992
305,100	[1]	Frutarom	2,322,360
694,900		Frutarom, GDR	5,289,440
24,292,000	[1,2]	Lee & Man Paper Manufacturing Ltd.	35,717,540
3,286,049	[1]	National Aluminum Co. Ltd.	22,687,643
380,000		Newmont Mining Corp.	22,176,800
22,482,100	[1]	Nine Dragons Paper Holdings Ltd.	19,717,834
145,000	[1]	Pactiv Corp.	3,529,300
125,000	[2]	RPM, Inc.	2,300,000
250,000	[2]	Schnitzer Steel Industries, Inc., Class A	9,832,500
110,000		Sonoco Products Co.	3,445,200
		TOTAL	161,392,355
		Telecommunication Services--2.2%
11,101,200	[1]	Bharti Airtel Ltd.	99,638,833
695,700	[2]	Consolidated Communications Holdings, Inc.	10,574,640
821,539	[1,2,3]	NTELOS Holdings Corp.	11,493,331
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	690,000
15,055,000		Singapore Telecom Ltd.	26,093,175
790,100	[1,2]	Syniverse Holdings, Inc.	13,992,671
2,730,900	[1,2]	Time Warner Telecom, Inc.	45,797,193
		TOTAL	208,279,843
		Utilities--0.4%
200,000	[2]	Consolidated Water Co.	5,364,000
10,000		Electricity Generating PLC	22,249
8,901,148		NTPC Ltd.	26,961,161
63,800	[1,2]	Ormat Technologies, Inc.	2,182,598
		TOTAL	34,530,008
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,165,505,211)	8,856,381,564
		PREFERRED STOCKS--0.8%
		Financials--0.1%
297,600		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30 Annual Dividend	12,704,723
Shares, Units Held, or Principal Amount			Value
		PREFERRED STOCKS--continued
		Health Care--0.6%
686,009	[1,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	$7,937,124
1,694,915	[4,5]	Ardais Corp., Conv. Pfd.	0
790,960	[4,5]	Ardais Corp., Conv. Pfd., Series C	0
3,985	[4,5]	CompBenefits Corp., Pfd.	2,105,742
446,816	[4,5]	Cortek, Inc., Conv. Pfd., Series D2	178,726
1,515,152	[4,5]	Cortex, Inc., Pfd., Series D	606,061
126,065	[4,5]	Dexcom, Inc., Pfd.	2,854,616
1,041,666	[4,5]	Dexcom, Inc., Pfd., Series B	23,587,485
217,391	[4,5]	Dexcom, Inc., Pfd., Series C	4,922,602
2,747,253		Insulet Corp., Conv. Pfd.	10,000,001
1,058,043	[4,5]	Sanarus Medical, Inc., Pfd., Series A	1,150,093
1,448,436	[4,5]	Sanarus Medical, Inc., Pfd., Series B	1,733,778
4,456,271	[4,5]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
		TOTAL	60,944,170
		Information Technology--0.1%
20,000		Marchex, Inc., Conv. Pfd., $11.88 Annual Dividend	5,110,000
679,348	[4,5]	Multiplex, Inc., Pfd., Series C	0
		TOTAL	5,110,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $69,955,989)	78,758,893
		CORPORATE BONDS--0.4%
		Health Care--0.0%
$1	[4,5]	Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	34,000
		Information Technology--0.4%
25,000,000	[4,5]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	39,070,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,434,259)	39,104,750
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp., Conv. Bond, 12/31/2006 (IDENTIFIED COST $431,384)	34,000
		PURCHASED PUT OPTIONS--0.0%
54,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 7/11/2006	32,400
23,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 7/11/2006	16,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $500,400)	48,500
Principal Amount, Shares, or Units Held			Value
		REPURCHASE AGREEMENTS--7.2%
$195,841,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	$195,841,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $1,000,399,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,024,254,539.	500,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	695,841,000
		MUTUAL FUND--9.0%
860,816,188	[3]	Prime Value Obligations Fund, Institutional Shares (at net asset value) (purchased with proceeds from securities lending collateral)	860,816,188
		TOTAL INVESTMENTS--109.7% (IDENTIFIED COST $7,818,484,431) [6]	10,530,984,895
		OTHER ASSETS AND LIABILITIES - NET--(9.7)%	(931,165,977)
		TOTAL NET ASSETS--100%	$9,599,818,918
		SCHEDULE OF SECURITIES SOLD SHORT
25,000		Evergreen Solar, Inc. (Proceeds $340,697)	$347,000
112,800		Suntech Power Holdings Co. Ltd (Proceeds $4,211,480)	$3,867,912

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company. At April 30, 2006, these securities amounted to $2,268,696,183 which represents 23.6% of total net assets.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $344,888,703 which represents 3.6% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2006, these securities amounted to $344,888,703 which represents 3.6% of total net assets.

6 The cost of investments for federal tax purposes amounts to $7,818,484,431.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
EURO	--Euro Dollar
GDR	--Global Depositary Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value including $2,268,696,183 of investments in affiliated issuers and $838,985,325 of securities loaned (identified cost $7,818,484,431)		$10,530,984,895
Cash denominated in foreign currencies (identified cost $14,866,271)		14,926,764
Income receivable		3,130,448
Receivable for investments sold		39,268,497
Receivable for shares sold		20,786,466
Prepaid expenses		3,846
TOTAL ASSETS		10,609,100,916
Liabilities:
Securities sold short, at value (proceeds $4,552,177)	$4,214,912
Payable to bank	128,563
Payable for investments purchased	120,975,936
Payable for shares redeemed	8,066,440
Payable for collateral due to broker	860,816,188
Options written, at value (premium received $500,400)	1,600,700
Payable for distribution services fee (Note 5)	2,699,594
Payable for shareholder services fee (Note 5)	1,840,748
Accrued expenses	8,938,917
TOTAL LIABILITIES		1,009,281,998
Net assets for 1,570,551,333 shares outstanding		$9,599,818,918
Net Assets Consist of:
Paid-in capital		$6,189,548,440
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		2,711,867,983
Accumulated net realized gain on investments, options and foreign currency transactions		768,481,229
Accumulated net investment income (loss)		(70,078,734)
TOTAL NET ASSETS		$9,599,818,918

Statement of Assets and Liabilities-continued

April 30, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,926,566,868 ÷ 475,784,363 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share (100/94.50 of $6.15) [1]	$6.51
Redemption proceeds per share	$6.15
Class B Shares:
Net asset value per share ($1,274,654,089 ÷ 213,179,645 shares outstanding), no par value, unlimited shares authorized	$5.98
Offering price per share	$5.98
Redemption proceeds per share (94.50/100 of $5.98) [1]	$5.65
Class C Shares:
Net asset value per share ($907,607,767 ÷ 151,747,112 shares outstanding), no par value, unlimited shares authorized	$5.98
Offering price per share (100/99.00 of $5.98) [1]	$6.04
Redemption proceeds per share (99.00/100 of $5.98) [1]	$5.92
Class K Shares:
Net asset value per share ($4,490,990,194 ÷ 729,840,213 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share	$6.15
Redemption proceeds per share (99.80/100 of $6.15) [1]	$6.14

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $349,219)		$20,651,103
Interest (including income on securities loaned of $2,337,864)		17,910,256
TOTAL INCOME		38,561,359
Expenses:
Investment adviser fee (Note 5)	$62,161,474
Administrative personnel and services fee (Note 5)	3,472,194
Custodian fees	520,046
Transfer and dividend disbursing agent fees and expenses--Class A	1,445,206
Transfer and dividend disbursing agent fees and expenses--Class B	691,547
Transfer and dividend disbursing agent fees and expenses--Class C	472,659
Transfer and dividend disbursing agent fees and expenses--Class K	2,647,276
Directors'/Trustees' fees	29,754
Auditing fees	25,628
Portfolio accounting fees	111,672
Distribution services fee--Class A Shares (Note 5)	3,130,900
Distribution services fee--Class B Shares (Note 5)	4,492,246
Distribution services fee--Class C Shares (Note 5)	3,070,705
Distribution services fee--Class K Shares (Note 5)	10,507,275
Shareholder services fee--Class A Shares (Note 5)	3,063,462
Shareholder services fee--Class B Shares (Note 5)	1,497,415
Shareholder services fee--Class C Shares (Note 5)	1,023,036
Shareholder services fee--Class K Shares (Note 5)	4,696,865
Share registration costs	66,289
Printing and postage	422,753
Insurance premiums	25,597
Miscellaneous	41,698
TOTAL EXPENSES	103,615,697

Statement of Operations-continued

Six Months Ended April 30, 2006 (unaudited)

Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(6,543,305)
Waiver of administrative personnel and services fee (Note 5)	(148,191)
Waiver of distribution services fee--Class A Shares (Note 5)	(443,522)
Waiver of distribution services fee--Class C Shares (Note 5)	(139)
Waiver of distribution services fee--Class K Shares (Note 5)	(5,756,506)
Reimbursement of shareholder services fee-Class A Shares	(125,125)
Reimbursement of shareholder services fee-Class B Shares	(228)
TOTAL WAIVERS AND REIMBURSEMENTS		$(13,017,016)
Net expenses			$90,598,681
Net investment income (loss)			(52,037,322)
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $18,538,667 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $5,970,125)			795,382,907
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			691,132,562
Net realized and unrealized gain on investments, options and foreign currency transactions			1,486,515,469
Change in net assets resulting from operations			$1,434,478,147

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(52,037,322)	$(85,689,503)
Net realized gain on investments, options and foreign currency transactions	795,382,907	546,532,246
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	691,132,562	506,520,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,434,478,147	967,362,773
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(130,614,814)	(103,255,249)
Class B Shares	(67,354,418)	(58,193,906)
Class C Shares	(44,544,397)	(32,903,118)
Class K Shares	(230,822,128)	(202,750,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(473,335,757)	(397,103,199)
Share Transactions:
Proceeds from sale of shares	904,240,664	1,433,931,546
Proceeds from shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	157,595,010	--
Net asset value of shares issued to shareholders in payment of distributions declared	434,774,655	363,051,287
Cost of shares redeemed	(707,428,863)	(1,373,123,729)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	789,181,466	423,859,104
Change in net assets	1,750,323,856	994,118,678
Net Assets:
Beginning of period	7,849,495,062	6,855,376,384
End of period (including accumulated net investment income (loss) of $(70,078,734) and $(18,041,412), respectively)	$9,599,818,918	$7,849,495,062

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 24, 2006, the Fund received assets from Wayne Hummer Growth Fund, as a result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	Wayne Hummer Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Wayne Hummer Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
25,877,670	$157,595,010	$91,589,536	$9,245,245,708	$157,595,010	$9,402,840,718

1 Unrealized Appreciation is included in the Wayne Hummer Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2006, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2006, the Fund had no realized gain (loss) on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	58,000,000	$ 411,740
Options written	174,000,000	1,087,420
Options expired	(155,000,000)	(998,760)
Outstanding at 4/30/2006	77,000,000	$ 500,400

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$838,985,325	$860,816,188

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ 310,328
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits, Corp.	4/21/1997-7/12/2000	140,678
CompBenefits, Corp., Pfd.	4/21/1997-7/12/2000	3,256,223
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	2,931,145
DexCom, Inc., Pfd.	12/30/2004	678,910
DexCom, Inc., Pfd., Series B	12/1/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-3/23/2005	12,248,120
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	340,315
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	480,539
Internet.com Venture Fund III	5/17/2000-7/28/2000	557,793
Inverness Medical Innovations, Inc.	2/9/2006	9,764,000
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	4,638,614
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	85,077,057	$498,601,039	150,599,079	$797,198,894
Shares issued in connection with tax-free transfer of assets from Wayne Hummer Growth Fund	25,877,670	157,595,010	--	--
Shares issued to shareholders in payment of distributions declared	21,033,033	114,209,367	17,504,760	89,099,685
Shares redeemed	(49,152,126)	(286,904,138)	(122,304,301)	(647,088,392)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	82,835,634	$483,501,278	45,799,538	$239,210,187

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	16,576,649	$94,330,396	33,657,206	$174,081,420
Shares issued to shareholders in payment of distributions declared	11,718,063	61,988,557	10,430,358	52,151,884
Shares redeemed	(19,879,208)	(112,583,529)	(37,327,135)	(194,340,651)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	8,415,504	$43,735,424	6,760,429	$31,892,653

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,204,952	$131,886,852	42,578,747	$220,727,895
Shares issued to shareholders in payment of distributions declared	6,356,907	33,691,655	4,843,556	24,219,297
Shares redeemed	(12,386,955)	(70,303,832)	(23,397,117)	(121,440,701)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,174,904	$95,274,675	24,025,186	$123,506,491

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	30,415,187	$179,422,377	45,765,706	$241,923,337
Shares issued to shareholders in payment of distributions declared	41,415,275	224,885,076	38,741,249	197,580,421
Shares redeemed	(41,126,291)	(237,637,364)	(77,226,078)	(410,253,985)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	30,704,171	$166,670,089	7,280,877	$29,249,773
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	139,130,213	$789,181,466	83,866,030	$423,859,104

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $7,818,484,431. The net unrealized appreciation of investments excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, unrealized depreciation from written options and unrealized appreciation from short sales for federal tax purposes was $2,712,500,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,901,772,589 and net unrealized depreciation from investments for those securities having an excess of cost over value of $189,272,125.

At October 31, 2005, the Fund had a capital loss carryforward of $31,114,260 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

As a result of a tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $6,221,403 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2006, the Sub-Adviser earned a sub-adviser fee of $51,085,838.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $6,200,167 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $6,724,900 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $404,214 in sales charges from the sale of Class A Shares. FSC also retained $3,834 of contingent deferred sales charges relating to redemptions of Class A Shares and $11,918 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2006, redemption fees of $333,360 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $4,570,327 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2006, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400; of this amount $26,371,006 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,802,394.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are companies in which the Fund has ownership of at least 5% of the voting shares or other mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended April 30, 2006 were as follows:

Affiliates		Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Anika Therapeutics, Inc.	$--	$4,767,689	--	$6,928,470
[1]	Avigen, Inc.	--	-	--	17,250,000
[1]	CB Richard Ellis Services, Inc.	59,321,000	62,080,879	--	351,560,000
[1]	Central European Media Enterprises Ltd., Class A	--	1,666,384	--	126,997,197
[1]	Chindex International, Inc.	--	--	--	6,926,400
[1]	Chindex International, Inc., Warrants 3/31/2009	--	--	--	737,734
[1,2]	Conceptus, Inc.	--	--	--	8,244,000
[1]	Conceptus, Inc.	--	--	--	49,940,778
[2]	Conceptus, Inc.	--	--	--	9,814,290
[1]	Concorde Career Colleges, Inc.	--	--	--	4,811,520
[1]	Cubist Pharmaceuticals, Inc.	5,617,619	--	--	73,967,676
[1]	Cyclacel Pharmaceuticals, Inc.	--	--	--	13,011,428
[1]	Cytokinetics, Inc.	31,439,100	--	--	34,535,375
[1]	Dyax Corp.	7,726,806	--	--	27,000,000
[1]	Dynavax Technologies Corp.	--	--	--	29,924,150
[1]	eCollege.com	2,799,606	--	--	35,079,500
[1,2]	Endologix, Inc.	--	--	--	10,058,287
[1]	GTX, Inc.	--	--	--	18,800,500
[1]	Illumina, Inc.	--	--	--	78,385,466
[1]	Infocrossing, Inc.		--	--	14,139,733
[1]	Infocrossing, Inc., Warrants 10/21/2008	--	--	--	2,071,347
[1]	Innovative Solutions and Support, Inc.	14,277,913	--	--	15,820,000
[1]	Interline Brands, Inc.	2,174,880	--	--	56,424,720
[1]	Isis Pharmaceuticals, Inc.	--	--	--	34,320,000
[1]	Kosan Biosciences, Inc.	7,753,342	--	--	13,750,000
[1]	LeCroy Corp.	8,129,062	--	--	11,088,245
[1]	Magma Design Automation	--	--	--	35,474,400
[1]	Monogram Biosciences, Inc.	18,618,248	--	--	17,302,720
Affiliates		Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	NIC, Inc.	$--	$--	--	$18,911,250
[1]	NMT Medical, Inc.	--	9,045,262	--	9,338,000
[1]	NTELOS Holdings Corp	9,837,644	--	--	11,493,331
[1]	NuCo2, Inc.	--	--	--	36,246,784
[1]	NxStage Medical, Inc.	--	--	--	20,893,012
[1,2]	Online Resources Corp.	--	--	--	6,874,100
[1]	Online Resources Corp.	104,400	524,091	--	22,719,549
[1]	Pharmacyclics, Inc.	764,880	--	--	12,938,616
[1]	PowerDsine Ltd.	--	--	--	9,926,028
[1]	Supertex, Inc.	23,807,493	--	--	28,965,000
[1]	TNS, Inc.	7,828,119	--	--	31,820,550
[1]	United Surgical Partners International, Inc.	--	17,541,083	--	82,525,000
[1]	Vical, Inc.	--	--	--	10,017,854
[1]	World Heart Corp., Warrants 9/22/2008	--	--	--	846,985
	TOTAL OF AFFILIATED TRANSACTIONS	$200,200,112	$95,625,388	$0	$1,407,879,995

1 Non-income producing security.

2 Restricted security.

Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2006	Value 4/30/2006
Prime Value Obligations Fund, Institutional Shares	417,080,237	443,735,951	--	860,816,188	$860,816,188

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$2,937,739,157
Sales	$2,858,941,739

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2006, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	70.0%
India	5.4%
Bermuda	4.4%
Japan	2.3%
United Kingdom	2.3%
Cayman Islands	1.3%
Switzerland	1.2%
Republic of Korea	1.0%
Canada	0.9%
Germany, Federal Republic of	0.7%
Israel	0.6%
Netherlands	0.5%
Belgium	0.5%
Australia	0.4%
Brazil	0.4%
Ireland	0.4%
Mexico	0.3%
Singapore	0.3%
Hong Kong	0.3%
Taiwan, Province of China	0.2%
China	0.1%
Austria	0.0% [1]
Indonesia	0.0% [1]
Thailand	0.0% [1]

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$5.52
Income From Investment Operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.96
Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	(0.33)
Net Asset Value, End of Period	$6.15
Total Return [5]	18.20%

Ratios to Average Net Assets:
Net expenses	1.95	% [7]
Net investment income (loss)	(1.07	)% [7]
Expense waiver/reimbursement [8]	0.43	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,490,990
Portfolio turnover	35%
Redemption fees consisted of the following per share amounts [9]	$0.00	[10]

1 The Fund changed its fiscal year end from December 31 to October 31.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. The previous year was audited by another Independent Registered Public Accounting Firm.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income (loss) per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income (loss) to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

6 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on total returns.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Effective November 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees.

10 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Period Ended		Year Ended
2005		2004		2003		2002		10/31/2001	[1,2]	12/31/2000
$5.11		$4.90		$3.54		$4.23		$4.43		$5.95

(0.05	) [3]	(0.06	) [3]	(0.06	) [3]	(0.05	) [3,4]	(0.03	) [3]	(0.05)
0.75		0.31		1.42		(0.28	) [4]	(0.17)		0.76
0.70		0.25		1.36		(0.33)		(0.20)		0.71

(0.29)		(0.04)		--		(0.36)		--		(2.23)
$5.52		$5.11		$4.90		$3.54		$4.23		$4.43
14.25%		5.24	% [6]	38.42%		(8.92)%		(4.51)%		10.86%

1.95%		1.95%		1.95%		1.95%		1.95	% [7]	1.89%
(1.01)%		(1.29)%		(1.46)%		(1.25	)% [4]	(0.48	)% [7]	(0.80)%
0.45%		0.47%		0.52%		0.45%		0.30	% [7]	0.12%

$3,856,427		$3,534,720		$3,494,765		$2,603,263		$3,018,540		$3,367,994
71%		73%		72%		65%		74%		78%
$0.00	[10]	$0.00	[10]	$0.00	[10]	$0.00	[10]	$0.00	[10]	--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,182.00	$10.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	22.3%
Financials	19.0%
Information Technology	17.5%
Industrials	14.3%
Consumer Discretionary	12.0%
Telecommunication Services	2.2%
Energy	2.1%
Consumer Staples	2.0%
Materials	1.7%
Utilities	0.4%
Options [2]	0.0%
Securities Lending Collateral [3]	9.0%
Cash Equivalents [4]	7.2%
Other Assets and Liabilities--Net [5]	(9.7)%
TOTAL	100.0%

1 Except for Options, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Represents less than 0.01%.

3 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares or Units Held			Value
		COMMON STOCKS--92.3%
		Consumer Discretionary--12.0%
4,653,800	[1]	Advance Auto Parts, Inc.	$187,175,836
1,323,600	[1]	Bed Bath & Beyond, Inc.	50,760,060
3,464,693		Bharat Forge Ltd.	33,026,472
200,000	[2]	Block (H&R), Inc.	4,566,000
1,971,700	[1,3]	Central European Media Enterprises Ltd., Class A	126,997,197
297,000	[1]	Chicos Fas, Inc.	11,006,820
342,300	[1,2]	Chipotle Mexican Grill, Inc.	17,864,637
850,000	[1]	Clear Channel Outdoor Holdings, Inc., Class A	20,060,000
2,938,500	[1,2]	Clear Media Ltd.	3,638,399
300,000	[1,3]	Concorde Career Colleges, Inc.	4,811,520
498,600	[1]	Dick's Sporting Goods, Inc.	21,015,990
1,300,000	[1,2]	Educate, Inc.	10,725,000
84,000	[2]	Gentex Corp.	1,231,440
430,000	[1,2]	Getty Images, Inc.	27,524,300
284,300	[2]	Harley Davidson, Inc.	14,453,812
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	264,559
5,000,000		J.D. Wetherspoon PLC	35,582,013
1,200,000	[1]	Kohl's Corp.	67,008,000
1,000,000	[1,2]	Lamar Advertising Co.	54,990,000
700,000	[1,2]	Lodgenet Entertainment	13,356,000
500,000	[1]	Morgans Hotel Group Co.	9,000,000
1,172,700		Orient-Express Hotel Ltd.	48,080,700
6,000,000	[2]	PetSmart, Inc.	165,960,000
1,000,000		ServiceMaster Co.	12,040,000
100,000	[1,2]	Stamps.com, Inc.	2,820,000
712,200	[1,4,5]	Submarino SA	36,922,585
1,284,700	[1,2]	Syntax-Brillian Corp.	4,393,674
600,000	[1,2]	Texas Roadhouse, Inc.	9,060,000
249,200	[1,2]	TomTom NV	11,248,904
80,000	[1]	Tractor Supply Co.	5,183,200
825,000	[2]	USS Co. Ltd.	61,730,997
Shares or Units Held			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
554,400	[1,2]	Volcom, Inc.	$19,775,448
33,000		Washington Post Co., Class B	25,278,000
900,000	[1,2]	Williams-Sonoma, Inc.	37,683,000
		TOTAL	1,155,234,563
		Consumer Staples--2.0%
180,000		CVS Corp.	5,349,600
1,800,000	[1]	Dean Foods Co.	71,298,000
2,791,450		Hindustan Lever Ltd.	18,104,014
494,700		Loews Corp.	25,348,428
850,000	[1,4,5]	Shoppers Drug Mart Corp.	33,679,173
300,000	[1]	Shoppers Drug Mart Corp.	11,886,767
505,000	[2]	Whole Foods Market, Inc.	30,996,900
		TOTAL	196,662,882
		Energy--2.1%
106,900	[1,4,5]	Addax Petroleum Corp.	2,860,738
130,000		BJ Services Co.	4,946,500
1,000,000	[1]	Complete Production Services, Inc.	26,430,000
3,302,400	[1]	Dresser-Rand Group, Inc.	82,460,928
109,000	[1,2]	EXCO Resources, Inc.	1,398,470
500,000		Kinder Morgan, Inc.	44,010,000
794,600	[1,2]	The Houston Exploration Co.	44,434,032
		TOTAL	206,540,668
		Financials--18.9%
2,903,235		3i Group	47,224,204
2,490,300		Advance America Cash Advance, Inc.	36,831,537
1	[4,5]	Apollo Investment Fund V	6,910,287
2,000,000		Axis Capital Holdings Ltd.	59,640,000
1,252,500		Brookfield Asset Management, Inc., Class A	52,354,500
4,000,000	[1,3]	CB Richard Ellis Services, Inc.	351,560,000
705,000		Calamos Asset Management, Inc.	27,325,800
895,000		Capital One Financial Corp.	77,542,800
99,225		Cincinnati Financial Corp.	4,230,954
1	[4,5]	Denovo Ventures I LP	3,603,959
1,440,600		Endurance Specialty Holdings Ltd.	44,600,976
Shares or Units Held			Value
		COMMON STOCKS--continued
		Financials--continued
1	[1,4,5]	FA Private Equity Fund IV LP	$442,460
1,150,000	[1,2]	First Marblehead Corp.	55,315,000
1,000,000		Genworth Financial, Inc., Class A	33,200,000
100,000		Global Signal, Inc.	4,970,000
1	[4,5]	Greenfield Technology Venture Fund	11,540
2,393,158		Housing Development Finance Corp. Ltd.	68,756,655
4,029,800		ICICI Bank Ltd.	51,696,321
791,300	[2]	ICICI Bank Ltd., ADR	21,705,359
2,180,000		IPC Holdings Ltd.	58,140,600
1	[4,5]	Incuvest LLC	0
1	[1,4,5]	Infrastructure Fund	135,846
1	[4,5]	Internet.com Corp.	0
541,600	[1]	James River Group, Inc.	14,260,328
779,500		Korea Investment Holdings Co. Ltd.	33,388,253
2,850,000	[1,2]	Labranche & Co. Inc.	40,270,500
1	[4,5]	Latin Healthcare Fund	9,267,828
121,800	[1,2]	Markel Corp.	42,538,650
1,000,000		Morgan Stanley	64,300,000
1,165,200	[1]	NETeller PLC	16,467,201
2,500,000	[2]	Nuveen Investments, Class A	120,300,000
1	[4,5]	Peachtree/CB Partners	0
1	[4,5]	Peachtree Open Networks	0
1	[1,4,5]	Peachtree Leadscope LLC	300,000
1	[4,5]	Peachtree Leadscope LLC	0
1	[4,5]	Peachtree Velquest	0
2,100,000	[1,2]	Philadelphia Consolidated Holding Corp.	69,573,000
1,780,800	[1,4,5]	RHJ International	44,259,163
1	[4,5]	Rocket Ventures II	0
256,600	[2]	SFCG Co. Ltd.	58,749,941
14,072,500	[2]	Shinsei Bank Ltd.	98,500,703
1,000,000	[2]	St. Joe Co.	56,160,000
133,000	[2]	White Mountains Insurance Group, Inc.	69,359,500
1,935,000	[2]	Willis Group Holdings Ltd.	68,015,250
		TOTAL	1,811,909,115
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--21.7%
500,000	[1]	ATS Medical, Inc.	$1,490,000
1,051,800	[1,2]	Abiomed, Inc.	13,599,774
375,000	[1]	Acadia Pharmaceuticals, Inc.	4,338,750
865,300	[1]	Accelrys, Inc.	6,091,712
91,400	[1]	Adeza Biomedical Corp.	1,565,682
2,539,800	[1,2]	Alkermes, Inc.	54,529,506
1,724,396	[2]	Allergan, Inc.	177,129,957
888,600	[1]	Alnylam Pharmaceuticals, Inc.	13,684,440
262,200	[1,2]	Altus Pharmaceuticals, Inc.	5,726,448
250,000	[1,2]	Amylin Pharmaceuticals, Inc.	10,887,500
1,000,000	[1]	Anadys Pharmaceuticals, Inc.	13,870,000
603,000	[1,3]	Anika Therapeutics, Inc.	6,928,470
650,000	[1,4,5]	Aradigm Corp., Warrants 12/17/2006	0
434,259	[1]	Ardais Corp., Warrants 1/1/2005	0
434,259	[1,4]	Ardais Corp., Warrants 4/14/2009	0
1,278,500	[1,2]	Arena Pharmaceuticals, Inc.	18,103,560
360,300	[1,2]	Arthrocare Corp.	16,332,399
500,000	[1,2]	Aspect Medical Systems, Inc.	14,230,000
649,000	[1,2]	Auxilium Pharmaceutical, Inc.	4,672,800
32,900		Aventis Pharma Ltd.	1,400,778
3,000,000	[1,2,3]	Avigen, Inc.	17,250,000
2,500,000	[1]	BioMarin Pharmaceutical, Inc.	30,750,000
1,031,600	[1,2]	Bioenvision, Inc.	6,736,348
100,000	[1]	Boston Scientific Corp.	2,324,000
674,300	[1,2]	CV Therapeutics, Inc.	13,384,855
20,000		Cardinal Health, Inc.	1,347,000
800,000	[1,2]	Charles River Laboratories International, Inc.	37,800,000
555,000	[1,3]	Chindex International, Inc.	6,926,400
111,000	[1,3]	Chindex International, Inc., Warrants 3/31/2009	737,734
3,069,852		Cipla Ltd.	17,605,499
965,300	[1]	Cipla Ltd., GDR	13,842,402
347,492	[4,5]	CompBenefits Corp.	304,055
600,000	[1,3,4,5]	Conceptus, Inc.	8,244,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
3,634,700	[1,3]	Conceptus, Inc.	$49,940,778
714,286	[3,4,5]	Conceptus, Inc.	9,814,290
625,000	[4,5]	Conceptus, Inc.	8,587,500
100,000		Cooper Cos., Inc.	5,482,000
500,000	[1,4,5]	Cortek, Inc.	200,000
40,000	[1,2]	Covance, Inc.	2,334,000
3,262,800	[1,2,3]	Cubist Pharmaceuticals, Inc.	73,967,676
2,142,857	[1,3]	Cyclacel Pharmaceuticals, Inc.	13,011,428
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/26/2013	5,736,149
100,000	[1,2]	Cypress Biosciences, Inc.	745,000
4,763,500	[1,3]	Cytokinetics, Inc.	34,535,375
4,873,400	[1,2]	Cytyc Corp.	125,977,390
1,000,000	[1]	DOV Pharmaceutical, Inc.	8,140,000
786,197	[1,2]	Dexcom, Inc.	19,780,716
500,000	[1,2]	Digene Corp.	20,655,000
489,500	[1,2]	Durect Corp.	2,378,970
6,000,000	[1,3]	Dyax Corp.	27,000,000
5,204,200	[1,2,3]	Dynavax Technologies Corp.	29,924,150
1,869,900	[1]	Endo Pharmaceuticals Holdings, Inc.	58,808,355
1,250,000	[1,4,5]	Endologix, Inc.	5,437,500
3,555,556	[1]	Endologix, Inc.	15,466,669
600,000	[1]	Endologix, Inc.	2,610,000
2,312,250	[1,3,4,5]	Endologix, Inc.	10,058,287
1,317,490	[1]	Favrille, Inc.	7,970,815
461,121	[1]	Favrille, Inc., Warrants 3/10/2011	1,861,217
78,400	[1]	Fisher Scientific International, Inc.	5,531,120
100,000	[1,2]	Foxhollow Technologies, Inc.	3,115,000
1,979,000	[1,2,3]	GTX, Inc.	18,800,500
500,000	[2]	GlaxoSmithKline PLC, ADR	28,440,000
97,500		GlaxoSmithkline Pharmaceuticals Ltd.	2,980,264
135,000		Health Management Association, Class A	2,795,850
2,478,200	[1,3]	Illumina, Inc.	78,385,466
860,000	[1]	Immunicon Corp.	4,239,800
1,257,100	[1]	Incyte Genomics, Inc.	5,242,107
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
33,900	[1]	Intercell AG	$555,987
400,000	[1,4,5]	Inverness Medical Innovations, Inc.	9,360,000
4,705,882	[1,4,5]	Isis Pharmaceuticals, Inc.	40,376,467
4,000,000	[1,2,3]	Isis Pharmaceuticals, Inc.	34,320,000
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	6,621,490
1,000,000	[1,2]	Kinetic Concepts, Inc.	43,660,000
777,500	[1,2]	Kos Pharmaceuticals, Inc.	37,631,000
2,750,000	[1,3]	Kosan Biosciences, Inc.	13,750,000
1,100,000	[1,2]	Kyphon, Inc.	45,705,000
750,000	[1]	Labopharm, Inc.	6,701,399
1,732,500	[1,2]	Medarex, Inc.	20,807,325
1,500,000	[1,2]	Medicines Co.	28,830,000
99,200	[2]	Meridian Bioscience, Inc.	2,575,232
2,559,000	[1]	Metabasis Therapeutics, Inc.	21,516,072
1,000,000	[1]	Metabasis Therapeutics, Inc.	8,408,000
895,650	[1,4,5]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	4,644,593
70,838	[1]	Migenix, Inc.	27,244
37,451	[1]	Migenix, Inc.	14,404
70,836	[1]	Migenix, Inc.	27,243
768,100	[1,2]	Momenta Pharmaceuticals, Inc.	12,988,571
10,814,200	[1,2,3]	Monogram Biosciences, Inc.	17,302,720
700,000	[1,2,3]	NMT Medical, Inc.	9,338,000
3,000,000	[1,2]	Nektar Therapeutics	64,530,000
723,800	[1]	Neurochem, Inc.	10,458,910
500,000	[1]	Neurocrine Biosciences, Inc.	28,680,000
64,600	[1,2]	Neurometrix, Inc.	2,436,712
343,100	[1,2]	Nighthawk Radiology Holdings, Inc.	8,313,313
849,500	[1,2]	Northfield Laboratories, Inc.	8,664,900
310,200		Novartis AG, ADR	17,839,602
1,735,300	[1,2,3]	NxStage Medical, Inc.	20,893,012
750,000	[1,2]	OSI Pharmaceuticals, Inc.	19,927,500
200,000	[1,2]	Onyx Pharmaceuticals, Inc.	4,670,000
200,000	[1]	Patterson Cos., Inc.	6,516,000
2,656,800	[1,2,3]	Pharmacyclics, Inc.	12,938,616
Shares or Units Held			Value
		COMMON STOCKS--continued
		Health Care--continued
1,456,496	[1]	Point Therapeutics, Inc.	$4,675,352
1,005,300	[1,2]	Progenics Pharmaceuticals, Inc.	23,564,232
336,600	[1,2]	Psychiatric Solutions, Inc.	11,127,996
715,000	[1,2]	Regeneron Pharmaceuticals, Inc.	10,381,800
436,687	[1]	Rita Medical Systems, Inc.	1,799,150
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1]	Sangamo BioSciences, Inc.	533,000
357,900	[1,2]	Sepracor, Inc.	15,976,656
444,500	[1]	Somaxon Pharmaceuticals, Inc.	8,774,430
1,015,400	[1]	Sonus Pharmaceuticals, Inc.	5,706,548
653,700	[1]	Staar Surgical Co.	5,831,004
643,700	[1,2]	Stereotaxis, Inc.	7,621,408
200,000	[1,2]	Symbion, Inc.	4,602,000
1,000,000	[1,2]	Telik, Inc.	18,390,000
108,800	[1]	Theravance, Inc.	3,052,928
1,731,600	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	25,541,100
2,500,000	[1,2,3]	United Surgical Partners International, Inc.	82,525,000
700,000		UnitedHealth Group, Inc.	34,818,000
344,900	[1,2]	VCA Antech, Inc.	10,722,941
1,000,000	[1,2]	Vasogen, Inc.	2,300,000
1,858,600	[1,3]	Vical, Inc.	10,017,854
245,600	[1,2]	WebMD Health Corp., Class A	10,688,512
1,410,138	[1,3]	World Heart Corp., Warrants 9/22/2008	846,985
		TOTAL	2,082,313,649
		Industrials--14.3%
2,154,900	[1]	ABX Air, Inc.	13,963,752
463,284		Asea Brown Boveri Ltd.	32,285,426
75,000	[2]	Avery Dennison Corp.	4,687,500
1,119,461		Bharat Heavy Electricals Ltd.	58,590,943
80,000		Cintas Corp.	3,358,400
744,500	[1,2]	CoStar Group, Inc.	42,027,025
1,785,000		Con-way, Inc.	99,460,200
700,000	[1,2]	Copart, Inc.	18,795,000
812,800	[2]	DRS Technologies, Inc.	45,134,784
Shares or Units Held			Value
		COMMON STOCKS--continued
		Industrials--continued
844,700	[2]	Expeditors International Washington, Inc.	$72,314,767
200,000	[2]	Fastenal Co.	9,362,000
1,000,000		FedEx Corp.	115,130,000
200,000	[2]	Fluor Corp.	18,582,000
1,234,400	[2]	Forward Air Corp.	49,585,848
212,600	[1]	Goodman Global, Inc.	4,209,480
437,100		Grainger (W.W.), Inc.	33,621,732
75,000		IDEX Corp.	3,810,000
986,500	[1,2]	IHS, Inc., Class A	27,937,680
70,000	[2]	Illinois Tool Works, Inc.	7,189,000
1,000,000	[1,2,3]	Innovative Solutions and Support, Inc.	15,820,000
2,105,400	[1,2,3]	Interline Brands, Inc.	56,424,720
283,100	[1]	K&F Industries Holdings, Inc.	5,022,194
428,300	[1,2]	Kansas City Southern Industries, Inc.	10,407,690
274,209	[2]	Kuehne & Nagel International AG	99,440,008
1,507,380	[1]	LG Philips LCD Co. Ltd.	63,446,762
1,000,000		Landstar System, Inc.	42,490,000
105,800		Larsen & Toubro Ltd.	6,326,911
1,780,000	[1,4,5]	Nagarjuna Construction Co. Ltd., GDR	15,076,600
1,265,600	[1,2,3]	NuCo2, Inc.	36,246,784
100,000	[2]	Regal Beloit Corp.	4,666,000
536,800		Reliance Industries Ltd.	12,075,011
2,613,800		Rinker Group Ltd.	42,099,707
750,000	[1,2]	Ryanair Holdings PLC, ADR	35,310,000
1,224,200		Ryder Systems, Inc.	63,842,030
2,540,000	[1]	Shanghai Prime Machinery Co. Ltd.	950,047
1,042,500	[2]	Simpson Manufacturing Co., Inc.	41,689,575
1,000,000	[2]	TNT NV	36,006,076
1,017,800	[1]	TransDigm Group, Inc.	25,170,194
1,000,000		United Parcel Service, Inc.	81,070,000
43,700		Ushio Inc.	1,007,443
709,900		Vicor Corp.	14,645,237
		TOTAL	1,369,278,526
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--17.0%
400,000	[1]	ATI Technologies, Inc.	$6,189,347
754,000	[1]	Access Integrated Technology, Inc., Class A	10,103,600
1,149,900	[1]	Actions Semiconductor Co. Ltd., ADR	11,430,006
10,800	[1]	AdStar, Inc.	19,655
915,000	[1]	Adobe Systems, Inc.	35,868,000
404,300	[2]	Adtran, Inc.	10,164,102
156,700	[1]	Advanced Analogic Technologies, Inc.	1,758,174
1,734,300	[1]	Agere Systems, Inc.	27,263,196
800,000	[1,2]	Amdocs Ltd.	29,760,000
1,555,600	[1,2]	Anadigics, Inc.	13,922,620
1,500,000	[1,2]	Autodesk, Inc.	63,060,000
803,900	[1,2]	Blackboard Inc.	23,610,543
225,000	[1,2]	Broadcom Corp.	9,249,750
2,824,400	[1]	CSR PLC	62,268,744
1,250,000	[1,2]	Check Point Software Technologies Ltd.	24,187,500
1,000,000	[1,2]	Cirrus Logic, Inc.	9,450,000
375,000	[1,2]	Cognos, Inc.	13,976,250
2,400,000	[1]	Comverse Technology, Inc.	54,360,000
308,100	[2]	DST Systems, Inc.	18,954,312
352,323	[1,4,5]	Decision Management International, Inc.	0
1,650,800	[1,2,3]	eCollege.com	35,079,500
1,000,000	[1]	Entegris, Inc.	10,180,000
1,059,322	[4,5]	Expand Networks Ltd.	105,932
787,500	[1,2]	Filenet Corp.	21,908,250
2,546,500	[1,2]	Himax Technologies, Inc., ADR	22,663,850
1,500,000	[1,2]	Homestore.com, Inc.	9,210,000
1,500,000	[1]	Hyperion Solutions Corp.	45,930,000
1,133,900	[1,2,3]	Infocrossing, Inc.	14,139,733
356,234	[1,3]	Infocrossing, Inc., Warrants 10/21/2008	2,071,347
300,000	[1,2]	Iron Mountain, Inc.	11,730,000
1,472,400	[1,2]	Komag, Inc.	61,899,696
772,700	[1,2,3]	LeCroy Corp.	11,088,245
480,500	[1,2]	M-Systems Flash Disk Pioneers Ltd.	16,562,835
4,500,000	[1]	MEMC Electronic Materials	182,700,000
Shares or Units Held			Value
		COMMON STOCKS--continued
		Information Technology--continued
4,680,000	[1,2,3]	Magma Design Automation	$35,474,400
1,600,000	[1,2]	Microsemi Corp.	43,712,000
1,700,000		Microsoft Corp.	41,055,000
634,100	[1,2]	Mobility Electronics, Inc.	4,514,792
1,442,800	[1,2]	NAVTEQ Corp.	59,905,056
3,075,000	[1,2,3]	NIC, Inc.	18,911,250
900,000	[1,2]	NetIQ Corp.	10,800,000
135,800	[1]	Nextest Systems Corp.	2,108,974
2,673,100	[1,2]	ON Semiconductor Corp.	19,166,127
530,000	[1,3,4,5]	Online Resources Corp.	6,874,100
1,751,700	[1,2,3]	Online Resources Corp.	22,719,549
3,000,000	[1]	Oracle Corp.	43,770,000
1,191,600	[1,2,3]	PowerDsine Ltd.	9,926,028
170,000		Qualcomm, Inc.	8,727,800
1,850,000	[1,2]	Quest Software, Inc.	31,838,500
1,500,000	[1]	S1 Corp.	7,755,000
300,000	[2]	SAP AG	65,552,758
418,300	[1,2]	SI International, Inc.	14,251,481
880,100	[1]	SSA Global Technologies, Inc.	13,641,550
477,000	[2]	Satyam Computer Services Ltd., ADR	17,162,460
2,568,400	[1,2]	Seagate Technology Holdings	68,216,704
1	[4,5]	Sensable Technologies, Inc.	200,559
3,751,199	[4,5]	Sensable Technologies, Inc.	0
2,000,000	[1,2]	Silicon Image, Inc.	20,400,000
3,320,000	[1]	Spansion, Inc.	56,838,400
5,000	[1,2]	SunPower Corp., Class A	192,100
750,000	[1,2,3]	Supertex, Inc.	28,965,000
625,000	[2]	Symbol Technologies, Inc.	6,656,250
1,535,000	[1,2,3]	TNS, Inc.	31,820,550
63,542	[1]	Tidel Technologies, Inc.	19,698
903,900	[1,2]	Ultratech Stepper, Inc.	17,752,596
1,800,000	[1,2]	ValueClick, Inc.	30,330,000
295,200	[1]	Vimicro International Corp., ADR	5,537,952
487,400	[1]	Xyratex Ltd.	14,578,134
		TOTAL	1,630,239,955
Shares or Units Held			Value
		COMMON STOCKS--continued
		Materials--1.7%
379,780	[2]	Cemex S.A. de C.V., ADR	$25,642,746
19,910,000		China Metal International Ho	8,730,992
305,100	[1]	Frutarom	2,322,360
694,900		Frutarom, GDR	5,289,440
24,292,000	[1,2]	Lee & Man Paper Manufacturing Ltd.	35,717,540
3,286,049	[1]	National Aluminum Co. Ltd.	22,687,643
380,000		Newmont Mining Corp.	22,176,800
22,482,100	[1]	Nine Dragons Paper Holdings Ltd.	19,717,834
145,000	[1]	Pactiv Corp.	3,529,300
125,000	[2]	RPM, Inc.	2,300,000
250,000	[2]	Schnitzer Steel Industries, Inc., Class A	9,832,500
110,000		Sonoco Products Co.	3,445,200
		TOTAL	161,392,355
		Telecommunication Services--2.2%
11,101,200	[1]	Bharti Airtel Ltd.	99,638,833
695,700	[2]	Consolidated Communications Holdings, Inc.	10,574,640
821,539	[1,2,3]	NTELOS Holdings Corp.	11,493,331
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	690,000
15,055,000		Singapore Telecom Ltd.	26,093,175
790,100	[1,2]	Syniverse Holdings, Inc.	13,992,671
2,730,900	[1,2]	Time Warner Telecom, Inc.	45,797,193
		TOTAL	208,279,843
		Utilities--0.4%
200,000	[2]	Consolidated Water Co.	5,364,000
10,000		Electricity Generating PLC	22,249
8,901,148		NTPC Ltd.	26,961,161
63,800	[1,2]	Ormat Technologies, Inc.	2,182,598
		TOTAL	34,530,008
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,165,505,211)	8,856,381,564
		PREFERRED STOCKS--0.8%
		Financials--0.1%
297,600		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30 Annual Dividend	12,704,723
Shares, Units Held, or Principal Amount			Value
		PREFERRED STOCKS--continued
		Health Care--0.6%
686,009	[1,4,5]	Acadia Pharmaceuticals, Inc., Conv. Pfd.	$7,937,124
1,694,915	[4,5]	Ardais Corp., Conv. Pfd.	0
790,960	[4,5]	Ardais Corp., Conv. Pfd., Series C	0
3,985	[4,5]	CompBenefits Corp., Pfd.	2,105,742
446,816	[4,5]	Cortek, Inc., Conv. Pfd., Series D2	178,726
1,515,152	[4,5]	Cortex, Inc., Pfd., Series D	606,061
126,065	[4,5]	Dexcom, Inc., Pfd.	2,854,616
1,041,666	[4,5]	Dexcom, Inc., Pfd., Series B	23,587,485
217,391	[4,5]	Dexcom, Inc., Pfd., Series C	4,922,602
2,747,253		Insulet Corp., Conv. Pfd.	10,000,001
1,058,043	[4,5]	Sanarus Medical, Inc., Pfd., Series A	1,150,093
1,448,436	[4,5]	Sanarus Medical, Inc., Pfd., Series B	1,733,778
4,456,271	[4,5]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
		TOTAL	60,944,170
		Information Technology--0.1%
20,000		Marchex, Inc., Conv. Pfd., $11.88 Annual Dividend	5,110,000
679,348	[4,5]	Multiplex, Inc., Pfd., Series C	0
		TOTAL	5,110,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $69,955,989)	78,758,893
		CORPORATE BONDS--0.4%
		Health Care--0.0%
$1	[4,5]	Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	34,000
		Information Technology--0.4%
25,000,000	[4,5]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	39,070,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,434,259)	39,104,750
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp., Conv. Bond, 12/31/2006 (IDENTIFIED COST $431,384)	34,000
		PURCHASED PUT OPTIONS--0.0%
54,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 7/11/2006	32,400
23,000,000		Bank of New York EURO PUT/USD CALL, Expiration Date, 7/11/2006	16,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $500,400)	48,500
Principal Amount, Shares, or Units Held			Value
		REPURCHASE AGREEMENTS--7.2%
$195,841,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	$195,841,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $1,000,399,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,024,254,539.	500,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	695,841,000
		MUTUAL FUND--9.0%
860,816,188	[3]	Prime Value Obligations Fund, Institutional Shares (at net asset value) (purchased with proceeds from securities lending collateral)	860,816,188
		TOTAL INVESTMENTS--109.7% (IDENTIFIED COST $7,818,484,431) [6]	10,530,984,895
		OTHER ASSETS AND LIABILITIES - NET--(9.7)%	(931,165,977)
		TOTAL NET ASSETS--100%	$9,599,818,918
		SCHEDULE OF SECURITIES SOLD SHORT
25,000		Evergreen Solar, Inc. (Proceeds $340,697)	$347,000
112,800		Suntech Power Holdings Co. Ltd (Proceeds $4,211,480)	$3,867,912

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company. At April 30, 2006, these securities amounted to $2,268,696,183 which represents 23.6% of total net assets.

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $344,888,703 which represents 3.6% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2006, these securities amounted to $344,888,703 which represents 3.6% of total net assets.

6 The cost of investments for federal tax purposes amounts to $7,818,484,431.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
EURO	--Euro Dollar
GDR	--Global Depositary Receipt
USD	--United States Dollar

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value including $2,268,696,183 of investments in affiliated issuers and $838,985,325 of securities loaned (identified cost $7,818,484,431)		$10,530,984,895
Cash denominated in foreign currencies (identified cost $14,866,271)		14,926,764
Income receivable		3,130,448
Receivable for investments sold		39,268,497
Receivable for shares sold		20,786,466
Prepaid expenses		3,846
TOTAL ASSETS		10,609,100,916
Liabilities:
Securities sold short, at value (proceeds $4,552,177)	$4,214,912
Payable to bank	128,563
Payable for investments purchased	120,975,936
Payable for shares redeemed	8,066,440
Payable for collateral due to broker	860,816,188
Options written, at value (premium received $500,400)	1,600,700
Payable for distribution services fee (Note 5)	2,699,594
Payable for shareholder services fee (Note 5)	1,840,748
Accrued expenses	8,938,917
TOTAL LIABILITIES		1,009,281,998
Net assets for 1,570,551,333 shares outstanding		$9,599,818,918
Net Assets Consist of:
Paid-in capital		$6,189,548,440
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		2,711,867,983
Accumulated net realized gain on investments, options and foreign currency transactions		768,481,229
Accumulated net investment income (loss)		(70,078,734)
TOTAL NET ASSETS		$9,599,818,918

Statement of Assets and Liabilities-continued

April 30, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,926,566,868 ÷ 475,784,363 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share (100/94.50 of $6.15) [1]	$6.51
Redemption proceeds per share	$6.15
Class B Shares:
Net asset value per share ($1,274,654,089 ÷ 213,179,645 shares outstanding), no par value, unlimited shares authorized	$5.98
Offering price per share	$5.98
Redemption proceeds per share (94.50/100 of $5.98) [1]	$5.65
Class C Shares:
Net asset value per share ($907,607,767 ÷ 151,747,112 shares outstanding), no par value, unlimited shares authorized	$5.98
Offering price per share (100/99.00 of $5.98) [1]	$6.04
Redemption proceeds per share (99.00/100 of $5.98) [1]	$5.92
Class K Shares:
Net asset value per share ($4,490,990,194 ÷ 729,840,213 shares outstanding), no par value, unlimited shares authorized	$6.15
Offering price per share	$6.15
Redemption proceeds per share (99.80/100 of $6.15) [1]	$6.14

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $349,219)		$20,651,103
Interest (including income on securities loaned of $2,337,864)		17,910,256
TOTAL INCOME		38,561,359
Expenses:
Investment adviser fee (Note 5)	$62,161,474
Administrative personnel and services fee (Note 5)	3,472,194
Custodian fees	520,046
Transfer and dividend disbursing agent fees and expenses--Class A	1,445,206
Transfer and dividend disbursing agent fees and expenses--Class B	691,547
Transfer and dividend disbursing agent fees and expenses--Class C	472,659
Transfer and dividend disbursing agent fees and expenses--Class K	2,647,276
Directors'/Trustees' fees	29,754
Auditing fees	25,628
Portfolio accounting fees	111,672
Distribution services fee--Class A Shares (Note 5)	3,130,900
Distribution services fee--Class B Shares (Note 5)	4,492,246
Distribution services fee--Class C Shares (Note 5)	3,070,705
Distribution services fee--Class K Shares (Note 5)	10,507,275
Shareholder services fee--Class A Shares (Note 5)	3,063,462
Shareholder services fee--Class B Shares (Note 5)	1,497,415
Shareholder services fee--Class C Shares (Note 5)	1,023,036
Shareholder services fee--Class K Shares (Note 5)	4,696,865
Share registration costs	66,289
Printing and postage	422,753
Insurance premiums	25,597
Miscellaneous	41,698
TOTAL EXPENSES	103,615,697

Statement of Operations-continued

Six Months Ended April 30, 2006 (unaudited)

Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(6,543,305)
Waiver of administrative personnel and services fee (Note 5)	(148,191)
Waiver of distribution services fee--Class A Shares (Note 5)	(443,522)
Waiver of distribution services fee--Class C Shares (Note 5)	(139)
Waiver of distribution services fee--Class K Shares (Note 5)	(5,756,506)
Reimbursement of shareholder services fee-Class A Shares	(125,125)
Reimbursement of shareholder services fee-Class B Shares	(228)
TOTAL WAIVERS AND REIMBURSEMENTS		$(13,017,016)
Net expenses			$90,598,681
Net investment income (loss)			(52,037,322)
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $18,538,667 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $5,970,125)			795,382,907
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			691,132,562
Net realized and unrealized gain on investments, options and foreign currency transactions			1,486,515,469
Change in net assets resulting from operations			$1,434,478,147

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(52,037,322)	$(85,689,503)
Net realized gain on investments, options and foreign currency transactions	795,382,907	546,532,246
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	691,132,562	506,520,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,434,478,147	967,362,773
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(130,614,814)	(103,255,249)
Class B Shares	(67,354,418)	(58,193,906)
Class C Shares	(44,544,397)	(32,903,118)
Class K Shares	(230,822,128)	(202,750,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(473,335,757)	(397,103,199)
Share Transactions:
Proceeds from sale of shares	904,240,664	1,433,931,546
Proceeds from shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	157,595,010	--
Net asset value of shares issued to shareholders in payment of distributions declared	434,774,655	363,051,287
Cost of shares redeemed	(707,428,863)	(1,373,123,729)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	789,181,466	423,859,104
Change in net assets	1,750,323,856	994,118,678
Net Assets:
Beginning of period	7,849,495,062	6,855,376,384
End of period (including accumulated net investment income (loss) of $(70,078,734) and $(18,041,412), respectively)	$9,599,818,918	$7,849,495,062

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 24, 2006, the Fund received assets from Wayne Hummer Growth Fund, as a result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	Wayne Hummer Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Wayne Hummer Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
25,877,670	$157,595,010	$91,589,536	$9,245,245,708	$157,595,010	$9,402,840,718

1 Unrealized Appreciation is included in the Wayne Hummer Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2006, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2006, the Fund had no realized gain (loss) on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	58,000,000	$ 411,740
Options written	174,000,000	1,087,420
Options expired	(155,000,000)	(998,760)
Outstanding at 4/30/2006	77,000,000	$ 500,400

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$838,985,325	$860,816,188

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ 310,328
Aradigm Corp., Warrants 12/17/2006	12/17/2001	--
Ardais Corp., Conv. Bond, 8.00%, 12/31/2006	4/14/2004	434,259
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	25,000,000
CompBenefits, Corp.	4/21/1997-7/12/2000	140,678
CompBenefits, Corp., Pfd.	4/21/1997-7/12/2000	3,256,223
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	1,000,000
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	589,797
Cortex, Inc., Pfd., Series D	6/18/2001	2,000,000
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	2,931,145
DexCom, Inc., Pfd.	12/30/2004	678,910
DexCom, Inc., Pfd., Series B	12/1/2000	3,000,000
DexCom, Inc., Pfd., Series C	5/17/2002	1,000,000
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-3/23/2005	12,248,120
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	340,315
Greenfield Technology Venture Fund	6/15/1998	88,344
Incuvest LLC, Pfd.	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	480,539
Internet.com Venture Fund III	5/17/2000-7/28/2000	557,793
Inverness Medical Innovations, Inc.	2/9/2006	9,764,000
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	4,638,614
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	7,515,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	85,077,057	$498,601,039	150,599,079	$797,198,894
Shares issued in connection with tax-free transfer of assets from Wayne Hummer Growth Fund	25,877,670	157,595,010	--	--
Shares issued to shareholders in payment of distributions declared	21,033,033	114,209,367	17,504,760	89,099,685
Shares redeemed	(49,152,126)	(286,904,138)	(122,304,301)	(647,088,392)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	82,835,634	$483,501,278	45,799,538	$239,210,187

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	16,576,649	$94,330,396	33,657,206	$174,081,420
Shares issued to shareholders in payment of distributions declared	11,718,063	61,988,557	10,430,358	52,151,884
Shares redeemed	(19,879,208)	(112,583,529)	(37,327,135)	(194,340,651)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	8,415,504	$43,735,424	6,760,429	$31,892,653

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,204,952	$131,886,852	42,578,747	$220,727,895
Shares issued to shareholders in payment of distributions declared	6,356,907	33,691,655	4,843,556	24,219,297
Shares redeemed	(12,386,955)	(70,303,832)	(23,397,117)	(121,440,701)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,174,904	$95,274,675	24,025,186	$123,506,491

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	30,415,187	$179,422,377	45,765,706	$241,923,337
Shares issued to shareholders in payment of distributions declared	41,415,275	224,885,076	38,741,249	197,580,421
Shares redeemed	(41,126,291)	(237,637,364)	(77,226,078)	(410,253,985)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	30,704,171	$166,670,089	7,280,877	$29,249,773
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	139,130,213	$789,181,466	83,866,030	$423,859,104

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $7,818,484,431. The net unrealized appreciation of investments excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, unrealized depreciation from written options and unrealized appreciation from short sales for federal tax purposes was $2,712,500,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,901,772,589 and net unrealized depreciation from investments for those securities having an excess of cost over value of $189,272,125.

At October 31, 2005, the Fund had a capital loss carryforward of $31,114,260 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

As a result of a tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $6,221,403 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2006, the Sub-Adviser earned a sub-adviser fee of $51,085,838.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $6,200,167 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $6,724,900 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $404,214 in sales charges from the sale of Class A Shares. FSC also retained $3,834 of contingent deferred sales charges relating to redemptions of Class A Shares and $11,918 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2006, redemption fees of $333,360 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $4,570,327 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2006, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400; of this amount $26,371,006 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $8,802,394.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are companies in which the Fund has ownership of at least 5% of the voting shares or other mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended April 30, 2006 were as follows: 1

	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	Anika Therapeutics, Inc.	$--	$4,767,689	--	$6,928,470
[1]	Avigen, Inc.	--	-	--	17,250,000
[1]	CB Richard Ellis Services, Inc.	59,321,000	62,080,879	--	351,560,000
[1]	Central European Media Enterprises Ltd., Class A	--	1,666,384	--	126,997,197
[1]	Chindex International, Inc.	--	--	--	6,926,400
	Chindex International, Inc., Warrants 3/31/2009	--	--	--	737,734
[1,2]	Conceptus, Inc.	--	--	--	8,244,000
[1]	Conceptus, Inc.	--	--	--	49,940,778
[2]	Conceptus, Inc.	--	--	--	9,814,290
[1]	Concorde Career Colleges, Inc.	--	--	--	4,811,520
[1]	Cubist Pharmaceuticals, Inc.	5,617,619	--	--	73,967,676
[1]	Cyclacel Pharmaceuticals, Inc.	--	--	--	13,011,428
[1]	Cytokinetics, Inc.	31,439,100	--	--	34,535,375
[1]	Dyax Corp.	7,726,806	--	--	27,000,000
[1]	Dynavax Technologies Corp.	--	--	--	29,924,150
[1]	eCollege.com	2,799,606	--	--	35,079,500
[1,2]	Endologix, Inc.	--	--	--	10,058,287
[1]	GTX, Inc.	--	--	--	18,800,500
[1]	Illumina, Inc.	--	--	--	78,385,466
[1]	Infocrossing, Inc.		--	--	14,139,733
[1]	Infocrossing, Inc., Warrants 10/21/2008	--	--	--	2,071,347
[1]	Innovative Solutions and Support, Inc.	14,277,913	--	--	15,820,000
[1]	Interline Brands, Inc.	2,174,880	--	--	56,424,720
[1]	Isis Pharmaceuticals, Inc.	--	--	--	34,320,000
[1]	Kosan Biosciences, Inc.	7,753,342	--	--	13,750,000
[1]	LeCroy Corp.	8,129,062	--	--	11,088,245
[1]	Magma Design Automation	--	--	--	35,474,400
[1]	Monogram Biosciences, Inc.	18,618,248	--	--	17,302,720
	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
[1]	NIC, Inc.	$--	$--	--	$18,911,250
[1]	NMT Medical, Inc.	--	9,045,262	--	9,338,000
[1]	NTELOS Holdings Corp	9,837,644	--	--	11,493,331
[1]	NuCo2, Inc.	--	--	--	36,246,784
[1]	NxStage Medical, Inc.	--	--	--	20,893,012
[1,2]	Online Resources Corp.	--	--	--	6,874,100
[1]	Online Resources Corp.	104,400	524,091	--	22,719,549
[1]	Pharmacyclics, Inc.	764,880	--	--	12,938,616
[1]	PowerDsine Ltd.	--	--	--	9,926,028
[1]	Supertex, Inc.	23,807,493	--	--	28,965,000
[1]	TNS, Inc.	7,828,119	--	--	31,820,550
[1]	United Surgical Partners International, Inc.	--	17,541,083	--	82,525,000
[1]	Vical, Inc.	--	--	--	10,017,854
[1]	World Heart Corp., Warrants 9/22/2008	--	--	--	846,985
	TOTAL OF AFFILIATED TRANSACTIONS	$200,200,112	$95,625,388	$0	$1,407,879,995

1 Non-income producing security.

2 Restricted security.

Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2006	Value 4/30/2006
Prime Value Obligations Fund, Institutional Shares	417,080,237	443,735,951	--	860,816,188	$860,816,188

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$2,937,739,157
Sales	$2,858,941,739

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2006, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	70.0%
India	5.4%
Bermuda	4.4%
Japan	2.3%
United Kingdom	2.3%
Cayman Islands	1.3%
Switzerland	1.2%
Republic of Korea	1.0%
Canada	0.9%
Germany, Federal Republic of	0.7%
Israel	0.6%
Netherlands	0.5%
Belgium	0.5%
Australia	0.4%
Brazil	0.4%
Ireland	0.4%
Mexico	0.3%
Singapore	0.3%
Hong Kong	0.3%
Taiwan, Province of China	0.2%
China	0.1%
Austria	0.0% [1]
Indonesia	0.0% [1]
Thailand	0.0% [1]

1 Represents less than 0.1%.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

4TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$20.60		$19.30		$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.19	) [2]	(0.35	) [2]	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	5.17		2.76		2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	4.98		2.41		2.48		7.07
Less Distributions:
Distributions from net realized gain on investments	(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$25.25		$20.60		$19.30		$17.07
Total Return [3]	24.45%		12.79%		14.72%		70.70%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	1.95%		1.95%		1.95	% [4]
Net investment income (loss)	(1.60	)% [4]	(1.73)%		(1.72)%		(1.67	)% [4]
Expense waiver/reimbursement [5]	0.21	% [4]	0.28%		0.31%		0.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$584,767		$371,092		$216,310		$121,125
Portfolio turnover	23%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.25	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	5.09		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	4.84		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$24.84		$20.33		$19.16		$17.04
Total Return [3]	24.08%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(2.15	)% [4]	(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.19	% [4]	0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$163,111		$117,744		$87,938		$43,390
Portfolio turnover	23%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,				Period Ended
	4/30/2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.25	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	5.09		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	4.84		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$24.84		$20.33		$19.16		$17.04
Total Return [3]	24.08%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(2.15	)% [4]	(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.19	% [4]	0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$239,331		$152,232		$100,873		$47,696
Portfolio turnover	23%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,244.50	$10.85
Class B Shares	$1,000	$1,240.80	$13.89
Class C Shares	$1,000	$1,240.80	$13.89
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$ 9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	23.5%
Information Technology	20.5%
Consumer Discretionary	20.1%
Health Care	18.3%
Financials	4.3%
Materials	1.3%
Telecommunication Services	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%
Other Securities [2]	0.1%
Cash Equivalents [3]	9.0%
Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stock.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--89.7%
		Consumer Discretionary--20.1%
210,396	[1]	A.C. Moore Arts & Crafts, Inc.	$3,923,885
309,500	[1]	Advance Auto Parts, Inc.	12,448,090
66,050		Applebee's International, Inc.	1,533,021
61,900		Arbitron, Inc.	2,207,354
178,000	[1]	Buffalo Wild Wings, Inc.	7,686,040
60,000	[1]	Cabela's, Inc., Class A	1,224,000
100,000	[1]	Carter's, Inc.	6,736,000
162,894	[1]	Celebrate Express, Inc.	2,223,503
570,300	[1]	Central European Media Enterprises Ltd., Class A	36,733,023
311,700		Charles & Colvard Ltd.	3,681,177
30,600	[1]	Chipotle Mexican Grill, Inc.	1,597,014
116,316	[1]	Citi Trends, Inc.	5,647,142
119,300	[1]	Clear Channel Outdoor Holdings, Inc., Class A	2,815,480
73,740	[1]	Concorde Career Colleges, Inc.	1,182,672
89,745	[1]	Cost Plus, Inc.	1,579,512
11,300	[1]	Crocs, Inc.	337,870
79,600	[1]	Ctrip.com International Ltd., ADR	3,581,618
37,600	[1]	DSW, Inc., Class A	1,176,880
421,118	[1]	Dick's Sporting Goods, Inc.	17,750,124
56,400	[1]	Digital Music Group, Inc.	506,472
130,400	[1]	Dolby Laboratories, Class A	3,069,616
156,600	[1]	Educate, Inc.	1,291,950
616,520		J.D. Wetherspoon PLC	4,387,405
513,600	[1]	Knology, Inc.	4,047,117
53,150	[1]	Lamar Advertising Co.	2,922,719
100,200	[1]	Life Time Fitness, Inc.	4,589,160
159,100	[1]	Lodgenet Entertainment	3,035,628
77,800	[1]	Meritage Corp.	5,102,124
314,857	[1]	Monro Muffler Brake, Inc.	11,445,052
249,700	[1]	New York & Co.	3,887,829
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
88,506		Orient-Express Hotel Ltd.	$3,628,746
137,700	[1]	PC Mall, Inc.	940,491
801,800	[1]	PETCO Animal Supplies, Inc.	17,559,420
30,100		PetSmart, Inc.	832,566
126,700	[1]	Rubios Restaurants, Inc.	1,162,599
103,400	[1]	Sealy Corp.	1,649,230
59,500	[1,2]	Submarino SA	3,084,659
324,600	[1]	Texas Roadhouse, Inc.	4,901,460
122,900	[1]	Volcom, Inc.	4,383,843
70,000	[1]	Zumiez Inc.	2,275,000
		TOTAL	198,767,491
		Consumer Staples--0.7%
281,200		Lance, Inc.	7,173,412
		Energy--0.1%
9,600	[1,2]	Addax Petroleum Corp.	256,904
38,800	[1]	Complete Production Services, Inc.	1,025,484
9,800	[1]	EXCO Resources, Inc.	125,734
		TOTAL	1,408,122
		Financials--4.3%
140,000		Advance America Cash Advance, Inc.	2,070,600
23,958	[1]	Affiliated Managers Group	2,426,945
23,400		Endurance Specialty Holdings Ltd.	724,464
91,600		First Potomac Realty Trust	2,527,244
21,500		Global Signal, Inc.	1,068,550
268,800	[1]	Great Wall Acquisition Corp.	1,481,088
128,400		IPC Holdings Ltd.	3,424,428
16,300		Mercury General Corp.	869,931
110,000	[1]	NETeller PLC	1,554,576
87,300	[1]	Philadelphia Consolidated Holding Corp.	2,892,249
380,300	[1]	QC Holdings, Inc.	5,674,076
203,100	[1]	RHJ International	5,047,752
6,820		SFCG Co. Ltd.	1,561,475
61,800	[1]	Trammell Crow Co.	2,405,874
235,900		Willis Group Holdings Ltd.	8,291,885
		TOTAL	42,021,137
Shares			Value
		COMMON STOCKS--continued
		Health Care--18.3%
185,900	[1]	A.D.A.M., Inc.	$1,435,148
101,700	[1]	Acadia Pharmaceuticals, Inc.	1,176,669
690,900	[1]	Acusphere, Inc.	4,027,947
253,000	[1,2]	Adaltis, Inc.	678,860
59,000	[1,2]	Adaltis, Inc.	158,311
24,300	[1]	Adeza Biomedical Corp.	416,259
88,309		Allergan, Inc.	9,071,100
197,500	[1]	Alnylam Pharmaceuticals, Inc.	3,041,500
67,500	[1]	Altus Pharmaceuticals, Inc.	1,474,200
44,200	[1]	Arthrocare Corp.	2,003,586
279,600	[1]	Auxilium Pharmaceutical, Inc.	2,013,120
46,600	[1]	Avigen, Inc.	267,950
260,100	[1]	Bioenvision, Inc.	1,698,453
183,400	[1]	CV Therapeutics, Inc.	3,640,490
866,100	[1]	Ciphergen Biosystems, Inc.	1,359,777
1,200	[1]	Conceptus, Inc.	16,488
233,700	[1]	Cubist Pharmaceuticals, Inc.	5,297,979
187,180	[1]	Cytyc Corp.	4,838,603
56,600	[1]	Digene Corp.	2,338,146
777,100	[1]	Dynavax Technologies Corp.	4,468,325
163,300	[1]	Endo Pharmaceuticals Holdings, Inc.	5,135,785
119,200	[1]	Endologix, Inc.	518,520
290,500	[1]	Human Genome Sciences, Inc.	3,314,605
67,100	[1]	ICOS Corp.	1,471,503
150,572	[1]	Illumina, Inc.	4,762,592
412,200	[1]	Incyte Genomics, Inc.	1,718,874
81,900	[1]	Kinetic Concepts, Inc.	3,575,754
73,100	[1]	Kos Pharmaceuticals, Inc.	3,538,040
707,600	[1]	Kosan Biosciences, Inc.	3,538,000
165,634	[1]	Kyphon, Inc.	6,882,093
144,800	[1]	Labopharm, Inc.	1,293,817
115,100	[1]	Magellan Health Services, Inc.	4,678,815
354,100	[1]	Medarex, Inc.	4,252,741
219,200	[1]	Medicines Co.	4,213,024
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
468,500	[1]	Medicure, Inc.	$859,018
258,600	[1]	Nektar Therapeutics	5,562,486
341,800	[1]	Neurochem, Inc.	4,939,010
41,000	[1]	Neurocrine Biosciences, Inc.	2,351,760
5,145	[1]	Neurometrix, Inc.	194,069
38,200	[1]	Nighthawk Radiology Holdings, Inc.	925,586
63,200	[1]	Northfield Laboratories, Inc.	644,640
142,200	[1]	NxStage Medical, Inc.	1,712,088
247,500	[1]	OSI Pharmaceuticals, Inc.	6,576,075
255,981	[1]	Orthofix International NV	10,390,269
264,700	[1]	Penwest Pharmaceuticals Co.	5,299,294
1,546,500	[1]	Point Therapeutics, Inc.	4,964,265
177,200	[1]	Progenics Pharmaceuticals, Inc.	4,153,568
76,800	[1]	Psychiatric Solutions, Inc.	2,539,008
140,000	[1]	Qiagen NV	2,085,930
114,600	[1]	Regeneron Pharmaceuticals, Inc.	1,663,992
58,700	[1]	Sepracor, Inc.	2,620,368
236,900	[1]	Somaxon Pharmaceuticals, Inc.	4,676,406
193,900	[1]	Sonus Pharmaceuticals, Inc.	1,089,718
309,400	[1]	Spectrum Pharmaceuticals, Inc.	1,398,488
5,800	[1]	Speedel Holding AG	860,506
566,300	[1]	ThermoGenesis Corp.	2,338,819
155,300	[1]	Threshold Pharmaceuticals, Inc., Class THL	2,290,675
113,490	[1]	United Surgical Partners International, Inc.	3,746,305
131,400	[1]	Valera Pharmaceuticals, Inc.	1,300,860
467,300	[1]	Vical, Inc.	2,518,747
73,700	[1]	Visicu, Inc.	1,754,060
7,300	[1]	WebMD Health Corp., Class A	317,696
170,100	[1]	YM Biosciences, Inc.	935,660
73,800	[1]	Zoll Medical Corp.	1,955,700
		TOTAL	180,982,140
Shares			Value
		COMMON STOCKS--continued
		Industrials--23.5%
2,355,700	[1]	ABX Air, Inc.	$15,264,936
255,600	[1]	Aviall, Inc.	9,636,120
74,182	[1]	CoStar Group, Inc.	4,187,574
111,100	[1]	Commercial Vehicle Group, Inc.	2,250,886
324,500		Con-way, Inc.	18,081,140
80,300	[1]	Copart, Inc.	2,156,055
118,040		DRS Technologies, Inc.	6,554,761
176,400	[1]	Dynamex, Inc.	3,397,464
616,900	[1]	EGL, Inc.	28,821,568
85,804		Expeditors International Washington, Inc.	7,345,680
500,840		Forward Air Corp.	20,118,743
21,000	[1]	Goodman Global, Inc.	415,800
79,900	[1]	IHS, Inc., Class A	2,262,768
966,600	[1]	Innovative Solutions and Support, Inc.	15,291,612
8,000	[1]	Insteel Industries, Inc.	298,880
94,300	[1]	Interline Brands, Inc.	2,527,240
23,000	[1]	K&F Industries Holdings, Inc.	408,020
266,400	[1]	Kenexa Corp.	8,852,472
16,200		Kuehne & Nagel International AG	5,874,819
323,100		Landstar System, Inc.	13,728,519
70,426	[1]	Monster Worldwide, Inc.	4,042,452
251,500	[1]	NuCo2, Inc.	7,202,960
692,100	[1]	Quality Distribution, Inc.	10,554,525
32,800		Roper Industries, Inc.	1,556,688
383,300		Ryder Systems, Inc.	19,989,095
258,000	[1]	Shanghai Prime Machinery Co. Ltd.	96,501
95,600		Simpson Manufacturing Co., Inc.	3,823,044
12,097,000	[1]	Sinotrans Ltd., Class H	4,173,639
571,420	[1]	Spire Corp.	4,865,070
144,400	[1]	Taleo Corp., Class A	1,895,972
97,100	[1]	TransDigm Group, Inc.	2,401,283
208,288		Vicor Corp.	4,296,981
		TOTAL	232,373,267
Shares			Value
		COMMON STOCKS--continued
		Information Technology--20.5%
203,800	[1]	ARM Holdings PLC, ADR	$1,510,158
86,200	[1]	Access Integrated Technology, Inc., Class A	1,155,080
108,400	[1]	Actions Semiconductor Co. Ltd., ADR	1,077,496
82,500	[1]	AdStar, Inc.	150,142
52,200		Adtran, Inc.	1,312,308
12,900	[1]	Advanced Analogic Technologies, Inc.	144,738
94,600	[1]	Agere Systems, Inc.	1,487,112
511,200	[1]	Anadigics, Inc.	4,575,240
26,200	[1]	Asyst Technologies, Inc.	266,192
64,600	[1]	Blackboard Inc.	1,897,302
72,000	[1]	Business Objects SA, ADR	2,327,760
59,700	[1]	CPI International, Inc.	1,074,600
1,189,900	[1]	CSR PLC	26,233,387
93,660	[1]	Cabot Microelectronics Corp.	3,063,619
180,000	[1]	Cirrus Logic, Inc.	1,701,000
87,252	[1]	Cognos, Inc.	3,251,882
155,849	[1]	eCollege.com	3,311,791
431,500	[1]	EMCORE Corp.	4,599,790
243,000	[1]	Entegris, Inc.	2,473,740
105,552	[1]	Filenet Corp.	2,936,457
53,072	[1]	Foundry Networks, Inc.	754,153
238,000	[1]	Fundtech Ltd.	2,953,580
57,100	[1]	Global Imaging Systems, Inc.	2,132,685
249,400	[1]	Himax Technologies, Inc., ADR	2,219,660
257,250	[1]	Hyperion Solutions Corp.	7,876,995
298,333	[1]	Infocrossing, Inc.	3,720,213
89,059	[1]	Infocrossing, Inc., Warrants	517,840
353,900	[1]	International Displayworks, Inc.	1,988,918
1,000,000	[1]	Jupitermedia Corp.	17,620,000
200,000	[1]	Kanbay International, Inc.	3,100,000
179,200	[1]	Komag, Inc.	7,533,568
163,800	[1]	LeCroy Corp.	2,350,530
28,400	[1]	Liquidity Services, Inc.	383,116
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
8,500	[1]	M-Systems Flash Disk Pioneers Ltd.	$292,995
447,100	[1]	MEMC Electronic Materials	18,152,260
77,400	[1]	MKS Instruments, Inc.	1,847,538
260,802	[1]	Magma Design Automation	1,976,879
210,000	[1]	Microsemi Corp.	5,737,200
165,600	[1]	Mobility Electronics, Inc.	1,179,072
174,800	[1]	Motive, Inc.	578,588
68,000	[1]	NAVTEQ Corp.	2,823,360
298,142	[1]	NIC, Inc.	1,833,573
114,500	[1]	NetIQ Corp.	1,374,000
13,100	[1]	Nextest Systems Corp.	203,443
434,059	[1]	Online Resources Corp.	5,629,745
45,000	[1,2]	Online Resources Corp.	583,650
448,900	[1]	Onvia.com, Inc.	2,549,752
266,880	[1]	Pervasive Software, Inc.	1,086,202
166,217	[1]	Pfsweb, Inc.	204,447
352,400	[1]	PowerDsine Ltd.	2,935,492
185,200	[1]	Quest Software, Inc.	3,187,292
181,100	[1]	S1 Corp.	936,287
67,800	[1]	SSA Global Technologies, Inc.	1,050,900
70,300	[1]	Semitool, Inc.	653,087
174,300	[1]	Silicon Image, Inc.	1,777,860
50,000	[1]	Sohu.com, Inc.	1,387,500
249,800	[1]	Spansion, Inc.	4,276,576
120,400	[1]	Support.com, Inc.	550,228
723,600		Symbol Technologies, Inc.	7,706,340
68,000	[1]	TNS, Inc.	1,409,640
313,700	[1]	Ultratech Stepper, Inc.	6,161,068
276,628	[1]	ValueClick, Inc.	4,661,182
97,300	[1]	WebSideStory, Inc.	1,671,614
11,000	[1]	Xyratex Ltd.	329,010
		TOTAL	202,447,832
		Materials--1.3%
43,600		Cemex S.A. de C.V., ADR	2,943,872
2,089,500	[1]	Nine Dragons Paper Holdings Ltd.	1,832,587
200,100		Schnitzer Steel Industries, Inc., Class A	7,869,933
142,500		Techtronic Industries Co.	239,849
		TOTAL	12,886,241
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.8%
60,100	[1]	Eschelon Telecom, Inc.	$970,014
115,600	[1]	Gilat Satellite Networks	779,144
74,096	[1]	NTELOS Holdings Corp.	1,036,603
294,700	[1]	Time Warner Telecom, Inc.	4,942,119
		TOTAL	7,727,880
		Utilities--0.1%
39,400		Consolidated Water Co.	1,056,708
6,300	[1]	Ormat Technologies, Inc.	215,523
		TOTAL	1,272,231
		TOTAL COMMON STOCKS (IDENTIFIED COST $673,492,349)	887,059,753
		PREFERRED STOCK--0.1%
		Consumer Discretionary--0.1%
24,434		Knology, Inc. (IDENTIFIED COST $244,340)	962,700
		REPURCHASE AGREEMENT--9.0%
$88,454,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	88,454,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $762,190,689) [3]	976,476,453
		OTHER ASSETS AND LIABILITIES - NET--1.2%	12,289,934
		TOTAL NET ASSETS--100%	$988,766,387

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $4,762,384 which represents 0.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $762,190,689)		$976,476,453
Cash		159,175
Cash denominated in foreign currencies (identified cost $4,580)		4,803
Income receivable		157,008
Receivable for investments sold		11,989,518
Receivable for shares sold		11,331,514
TOTAL ASSETS		1,000,118,471
Liabilities:
Payable for investments purchased	$9,777,835
Payable for shares redeemed	1,011,178
Payable for distribution services fee (Note 5)	337,824
Payable for shareholder services fee (Note 5)	189,663
Accrued expenses	35,584
TOTAL LIABILITIES		11,352,084
Net assets for 39,420,999 shares outstanding		$988,766,387
Net Assets Consist of:
Paid-in capital		$736,326,912
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		214,286,343
Accumulated net realized gain on investments and foreign currency transactions		46,433,867
Accumulated net investment income (loss)		(8,280,735)
TOTAL NET ASSETS		$988,766,387

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($584,767,406 ÷ 23,155,736 shares outstanding), no par value, unlimited shares authorized	$25.25
Offering price per share (100/94.50 of $25.25) [1]	$26.72
Redemption proceeds per share	$25.25
Class B Shares:
Net asset value per share ($163,110,789 ÷ 6,567,173 shares outstanding), no par value, unlimited shares authorized	$24.84
Offering price per share	$24.84
Redemption proceeds per share (94.50/100 of $24.84) [1]	$23.47
Class C Shares:
Net asset value per share ($239,330,935 ÷ 9,636,416 shares outstanding), no par value, unlimited shares authorized	$24.84
Offering price per share (100/99.00 of $24.84) [1]	$25.09
Redemption proceeds per share (99.00/100 of $24.84) [1]	$24.59
Class K Shares:
Net asset value per share ($1,557,257 ÷ 61,674 shares outstanding), no par value, unlimited shares authorized	$25.25
Offering price per share	$25.25
Redemption proceeds per share	$25.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends		$790,226
Interest		605,810
TOTAL INCOME		1,396,036
Expenses:
Investment adviser fee (Note 5)	$5,622,813
Administrative personnel and services fee (Note 5)	314,054
Custodian fees	26,195
Transfer and dividend disbursing agent fees and expenses--Class A Shares	280,253
Transfer and dividend disbursing agent fees and expenses--Class B Shares	101,858
Transfer and dividend disbursing agent fees and expenses--Class C Shares	137,950
Transfer and dividend disbursing agent fees and expenses--Class K Shares	506
Directors'/Trustees' fees	3,482
Auditing fees	7,893
Legal fees	2,786
Portfolio accounting fees	71,866
Distribution services fee--Class A Shares (Note 5)	577,543
Distribution services fee--Class B Shares (Note 5)	519,897
Distribution services fee--Class C Shares (Note 5)	705,657
Distribution services fee--Class K Shares (Note 5)	795
Shareholder services fee--Class A Shares (Note 5)	562,601
Shareholder services fee--Class B Shares (Note 5)	173,299
Shareholder services fee--Class C Shares (Note 5)	233,661
Share registration costs	24,106
Printing and postage	42,600
Insurance premiums	5,267
Miscellaneous	2,003
TOTAL EXPENSES	9,417,085

Statement of Operations-continued

Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(492,727)
Waiver of administrative personnel and services fee (Note 5)	(13,381)
Waiver of distribution services fee--Class A Shares (Note 5)	(100,664)
Waiver of distribution services fee--Class K Shares (Note 5)	(477)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(92,604)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(45,068)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(61,423)
Reimbursement of shareholder services fee--Class A Shares	(2,591)
TOTAL WAIVERS AND REIMBURSEMENT		$(808,935)
Net expenses			$8,608,150
Net investment income (loss)			(7,212,114)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $31,035)			47,399,285
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			122,836,762
Net realized and unrealized gain on investments and foreign currency transactions			170,236,047
Change in net assets resulting from operations			$163,023,933

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,212,114)	$(11,290,124)
Net realized gain on investments and foreign currency transactions	47,399,285	20,447,430
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	122,836,762	46,403,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	163,023,933	55,560,784
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(5,904,863)	(13,099,914)
Class B Shares	(1,890,123)	(5,217,982)
Class C Shares	(2,451,320)	(5,922,027)
Class K Shares	(2)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,246,308)	(24,239,923)
Share Transactions:
Proceeds from sale of shares	271,441,931	358,564,556
Net asset value of shares issued to shareholders in payment of distributions declared	8,180,789	20,393,809
Cost of shares redeemed	(84,701,919)	(174,331,644)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	194,920,801	204,626,721
Change in net assets	347,698,426	235,947,582
Net Assets:
Beginning of period	641,067,961	405,120,379
End of period (including accumulated net investment income (loss) of $(8,280,735) and $(1,068,621), respectively)	$988,766,387	$641,067,961

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The primary investment objective of the Fund is appreciation of capital.

Effective November 1, 2005, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,393,148	$177,741,365	12,576,253	$252,717,292
Shares issued to shareholders in payment of distributions declared	209,374	4,459,649	558,182	10,901,287
Shares redeemed	(2,460,062)	(58,231,798)	(6,328,729)	(127,488,883)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,142,460	$123,969,216	6,805,706	$136,129,696

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,217,393	$28,673,784	2,039,514	$40,864,120
Shares issued to shareholders in payment of distributions declared	80,197	1,684,128	235,510	4,561,837
Shares redeemed	(521,357)	(11,972,227)	(1,073,199)	(21,629,015)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	776,233	$18,385,685	1,201,825	$23,796,942

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,683,147	$63,415,225	3,226,561	$64,983,144
Shares issued to shareholders in payment of distributions declared	96,997	2,037,012	254,553	4,930,685
Shares redeemed	(632,337)	(14,406,724)	(1,258,382)	(25,213,746)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,147,807	$51,045,513	2,222,732	$44,700,083

	Six Months Ended 4/30/2006 [1]		Year Ended 10/31/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	65,407	$1,611,557	--	--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(3,733)	(91,170)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	61,674	$1,520,387	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,128,174	$194,920,801	10,230,263	$204,626,721

1 Represents operations for the period from November 1, 2005 (date of initial public investment) to April 30, 2006.

4 FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $762,190,689. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $214,285,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $248,814,132 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,528,368.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $492,727 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2006, the Sub-Adviser earned a sub-adviser fee of $4,628,290.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $101,141 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $816,582 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $7,577 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $28,278 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2006, were as follows:

Purchases	$285,416,258
Sales	$177,054,059

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the period ending December 31, 2004, the Fund's performance for the one year period was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610

28534 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 4/30/2006	[1]
Net Asset Value, Beginning of Period	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.17	) [2]
Net realized gain on investments	5.15
TOTAL FROM INVESTMENT OPERATIONS	4.98
Less Distributions:
Distributions from realized gain on investments	(0.33)
Net Asset Value, End of Period	$25.25
Total Return [3]	24.45%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]
Net investment income (loss)	(1.47	)% [4]
Expense waiver/reimbursement [5]	0.41	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,557
Portfolio turnover	23%

1 Reflects operations for the period from November 1, 2005 (date of initial public investment) to April 30, 2006.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,244.50	$10.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	23.5%
Information Technology	20.5%
Consumer Discretionary	20.1%
Health Care	18.3%
Financials	4.3%
Materials	1.3%
Telecommunication Services	0.8%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%
Other Securities [2]	0.1%
Cash Equivalents [3]	9.0%
Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stock.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--89.7%
		Consumer Discretionary--20.1%
210,396	[1]	A.C. Moore Arts & Crafts, Inc.	$3,923,885
309,500	[1]	Advance Auto Parts, Inc.	12,448,090
66,050		Applebee's International, Inc.	1,533,021
61,900		Arbitron, Inc.	2,207,354
178,000	[1]	Buffalo Wild Wings, Inc.	7,686,040
60,000	[1]	Cabela's, Inc., Class A	1,224,000
100,000	[1]	Carter's, Inc.	6,736,000
162,894	[1]	Celebrate Express, Inc.	2,223,503
570,300	[1]	Central European Media Enterprises Ltd., Class A	36,733,023
311,700		Charles & Colvard Ltd.	3,681,177
30,600	[1]	Chipotle Mexican Grill, Inc.	1,597,014
116,316	[1]	Citi Trends, Inc.	5,647,142
119,300	[1]	Clear Channel Outdoor Holdings, Inc., Class A	2,815,480
73,740	[1]	Concorde Career Colleges, Inc.	1,182,672
89,745	[1]	Cost Plus, Inc.	1,579,512
11,300	[1]	Crocs, Inc.	337,870
79,600	[1]	Ctrip.com International Ltd., ADR	3,581,618
37,600	[1]	DSW, Inc., Class A	1,176,880
421,118	[1]	Dick's Sporting Goods, Inc.	17,750,124
56,400	[1]	Digital Music Group, Inc.	506,472
130,400	[1]	Dolby Laboratories, Class A	3,069,616
156,600	[1]	Educate, Inc.	1,291,950
616,520		J.D. Wetherspoon PLC	4,387,405
513,600	[1]	Knology, Inc.	4,047,117
53,150	[1]	Lamar Advertising Co.	2,922,719
100,200	[1]	Life Time Fitness, Inc.	4,589,160
159,100	[1]	Lodgenet Entertainment	3,035,628
77,800	[1]	Meritage Corp.	5,102,124
314,857	[1]	Monro Muffler Brake, Inc.	11,445,052
249,700	[1]	New York & Co.	3,887,829
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
88,506		Orient-Express Hotel Ltd.	$3,628,746
137,700	[1]	PC Mall, Inc.	940,491
801,800	[1]	PETCO Animal Supplies, Inc.	17,559,420
30,100		PetSmart, Inc.	832,566
126,700	[1]	Rubios Restaurants, Inc.	1,162,599
103,400	[1]	Sealy Corp.	1,649,230
59,500	[1,2]	Submarino SA	3,084,659
324,600	[1]	Texas Roadhouse, Inc.	4,901,460
122,900	[1]	Volcom, Inc.	4,383,843
70,000	[1]	Zumiez Inc.	2,275,000
		TOTAL	198,767,491
		Consumer Staples--0.7%
281,200		Lance, Inc.	7,173,412
		Energy--0.1%
9,600	[1,2]	Addax Petroleum Corp.	256,904
38,800	[1]	Complete Production Services, Inc.	1,025,484
9,800	[1]	EXCO Resources, Inc.	125,734
		TOTAL	1,408,122
		Financials--4.3%
140,000		Advance America Cash Advance, Inc.	2,070,600
23,958	[1]	Affiliated Managers Group	2,426,945
23,400		Endurance Specialty Holdings Ltd.	724,464
91,600		First Potomac Realty Trust	2,527,244
21,500		Global Signal, Inc.	1,068,550
268,800	[1]	Great Wall Acquisition Corp.	1,481,088
128,400		IPC Holdings Ltd.	3,424,428
16,300		Mercury General Corp.	869,931
110,000	[1]	NETeller PLC	1,554,576
87,300	[1]	Philadelphia Consolidated Holding Corp.	2,892,249
380,300	[1]	QC Holdings, Inc.	5,674,076
203,100	[1]	RHJ International	5,047,752
6,820		SFCG Co. Ltd.	1,561,475
61,800	[1]	Trammell Crow Co.	2,405,874
235,900		Willis Group Holdings Ltd.	8,291,885
		TOTAL	42,021,137
Shares			Value
		COMMON STOCKS--continued
		Health Care--18.3%
185,900	[1]	A.D.A.M., Inc.	$1,435,148
101,700	[1]	Acadia Pharmaceuticals, Inc.	1,176,669
690,900	[1]	Acusphere, Inc.	4,027,947
253,000	[1,2]	Adaltis, Inc.	678,860
59,000	[1,2]	Adaltis, Inc.	158,311
24,300	[1]	Adeza Biomedical Corp.	416,259
88,309		Allergan, Inc.	9,071,100
197,500	[1]	Alnylam Pharmaceuticals, Inc.	3,041,500
67,500	[1]	Altus Pharmaceuticals, Inc.	1,474,200
44,200	[1]	Arthrocare Corp.	2,003,586
279,600	[1]	Auxilium Pharmaceutical, Inc.	2,013,120
46,600	[1]	Avigen, Inc.	267,950
260,100	[1]	Bioenvision, Inc.	1,698,453
183,400	[1]	CV Therapeutics, Inc.	3,640,490
866,100	[1]	Ciphergen Biosystems, Inc.	1,359,777
1,200	[1]	Conceptus, Inc.	16,488
233,700	[1]	Cubist Pharmaceuticals, Inc.	5,297,979
187,180	[1]	Cytyc Corp.	4,838,603
56,600	[1]	Digene Corp.	2,338,146
777,100	[1]	Dynavax Technologies Corp.	4,468,325
163,300	[1]	Endo Pharmaceuticals Holdings, Inc.	5,135,785
119,200	[1]	Endologix, Inc.	518,520
290,500	[1]	Human Genome Sciences, Inc.	3,314,605
67,100	[1]	ICOS Corp.	1,471,503
150,572	[1]	Illumina, Inc.	4,762,592
412,200	[1]	Incyte Genomics, Inc.	1,718,874
81,900	[1]	Kinetic Concepts, Inc.	3,575,754
73,100	[1]	Kos Pharmaceuticals, Inc.	3,538,040
707,600	[1]	Kosan Biosciences, Inc.	3,538,000
165,634	[1]	Kyphon, Inc.	6,882,093
144,800	[1]	Labopharm, Inc.	1,293,817
115,100	[1]	Magellan Health Services, Inc.	4,678,815
354,100	[1]	Medarex, Inc.	4,252,741
219,200	[1]	Medicines Co.	4,213,024
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
468,500	[1]	Medicure, Inc.	$859,018
258,600	[1]	Nektar Therapeutics	5,562,486
341,800	[1]	Neurochem, Inc.	4,939,010
41,000	[1]	Neurocrine Biosciences, Inc.	2,351,760
5,145	[1]	Neurometrix, Inc.	194,069
38,200	[1]	Nighthawk Radiology Holdings, Inc.	925,586
63,200	[1]	Northfield Laboratories, Inc.	644,640
142,200	[1]	NxStage Medical, Inc.	1,712,088
247,500	[1]	OSI Pharmaceuticals, Inc.	6,576,075
255,981	[1]	Orthofix International NV	10,390,269
264,700	[1]	Penwest Pharmaceuticals Co.	5,299,294
1,546,500	[1]	Point Therapeutics, Inc.	4,964,265
177,200	[1]	Progenics Pharmaceuticals, Inc.	4,153,568
76,800	[1]	Psychiatric Solutions, Inc.	2,539,008
140,000	[1]	Qiagen NV	2,085,930
114,600	[1]	Regeneron Pharmaceuticals, Inc.	1,663,992
58,700	[1]	Sepracor, Inc.	2,620,368
236,900	[1]	Somaxon Pharmaceuticals, Inc.	4,676,406
193,900	[1]	Sonus Pharmaceuticals, Inc.	1,089,718
309,400	[1]	Spectrum Pharmaceuticals, Inc.	1,398,488
5,800	[1]	Speedel Holding AG	860,506
566,300	[1]	ThermoGenesis Corp.	2,338,819
155,300	[1]	Threshold Pharmaceuticals, Inc., Class THL	2,290,675
113,490	[1]	United Surgical Partners International, Inc.	3,746,305
131,400	[1]	Valera Pharmaceuticals, Inc.	1,300,860
467,300	[1]	Vical, Inc.	2,518,747
73,700	[1]	Visicu, Inc.	1,754,060
7,300	[1]	WebMD Health Corp., Class A	317,696
170,100	[1]	YM Biosciences, Inc.	935,660
73,800	[1]	Zoll Medical Corp.	1,955,700
		TOTAL	180,982,140
Shares			Value
		COMMON STOCKS--continued
		Industrials--23.5%
2,355,700	[1]	ABX Air, Inc.	$15,264,936
255,600	[1]	Aviall, Inc.	9,636,120
74,182	[1]	CoStar Group, Inc.	4,187,574
111,100	[1]	Commercial Vehicle Group, Inc.	2,250,886
324,500		Con-way, Inc.	18,081,140
80,300	[1]	Copart, Inc.	2,156,055
118,040		DRS Technologies, Inc.	6,554,761
176,400	[1]	Dynamex, Inc.	3,397,464
616,900	[1]	EGL, Inc.	28,821,568
85,804		Expeditors International Washington, Inc.	7,345,680
500,840		Forward Air Corp.	20,118,743
21,000	[1]	Goodman Global, Inc.	415,800
79,900	[1]	IHS, Inc., Class A	2,262,768
966,600	[1]	Innovative Solutions and Support, Inc.	15,291,612
8,000	[1]	Insteel Industries, Inc.	298,880
94,300	[1]	Interline Brands, Inc.	2,527,240
23,000	[1]	K&F Industries Holdings, Inc.	408,020
266,400	[1]	Kenexa Corp.	8,852,472
16,200		Kuehne & Nagel International AG	5,874,819
323,100		Landstar System, Inc.	13,728,519
70,426	[1]	Monster Worldwide, Inc.	4,042,452
251,500	[1]	NuCo2, Inc.	7,202,960
692,100	[1]	Quality Distribution, Inc.	10,554,525
32,800		Roper Industries, Inc.	1,556,688
383,300		Ryder Systems, Inc.	19,989,095
258,000	[1]	Shanghai Prime Machinery Co. Ltd.	96,501
95,600		Simpson Manufacturing Co., Inc.	3,823,044
12,097,000	[1]	Sinotrans Ltd., Class H	4,173,639
571,420	[1]	Spire Corp.	4,865,070
144,400	[1]	Taleo Corp., Class A	1,895,972
97,100	[1]	TransDigm Group, Inc.	2,401,283
208,288		Vicor Corp.	4,296,981
		TOTAL	232,373,267
Shares			Value
		COMMON STOCKS--continued
		Information Technology--20.5%
203,800	[1]	ARM Holdings PLC, ADR	$1,510,158
86,200	[1]	Access Integrated Technology, Inc., Class A	1,155,080
108,400	[1]	Actions Semiconductor Co. Ltd., ADR	1,077,496
82,500	[1]	AdStar, Inc.	150,142
52,200		Adtran, Inc.	1,312,308
12,900	[1]	Advanced Analogic Technologies, Inc.	144,738
94,600	[1]	Agere Systems, Inc.	1,487,112
511,200	[1]	Anadigics, Inc.	4,575,240
26,200	[1]	Asyst Technologies, Inc.	266,192
64,600	[1]	Blackboard Inc.	1,897,302
72,000	[1]	Business Objects SA, ADR	2,327,760
59,700	[1]	CPI International, Inc.	1,074,600
1,189,900	[1]	CSR PLC	26,233,387
93,660	[1]	Cabot Microelectronics Corp.	3,063,619
180,000	[1]	Cirrus Logic, Inc.	1,701,000
87,252	[1]	Cognos, Inc.	3,251,882
155,849	[1]	eCollege.com	3,311,791
431,500	[1]	EMCORE Corp.	4,599,790
243,000	[1]	Entegris, Inc.	2,473,740
105,552	[1]	Filenet Corp.	2,936,457
53,072	[1]	Foundry Networks, Inc.	754,153
238,000	[1]	Fundtech Ltd.	2,953,580
57,100	[1]	Global Imaging Systems, Inc.	2,132,685
249,400	[1]	Himax Technologies, Inc., ADR	2,219,660
257,250	[1]	Hyperion Solutions Corp.	7,876,995
298,333	[1]	Infocrossing, Inc.	3,720,213
89,059	[1]	Infocrossing, Inc., Warrants	517,840
353,900	[1]	International Displayworks, Inc.	1,988,918
1,000,000	[1]	Jupitermedia Corp.	17,620,000
200,000	[1]	Kanbay International, Inc.	3,100,000
179,200	[1]	Komag, Inc.	7,533,568
163,800	[1]	LeCroy Corp.	2,350,530
28,400	[1]	Liquidity Services, Inc.	383,116
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
8,500	[1]	M-Systems Flash Disk Pioneers Ltd.	$292,995
447,100	[1]	MEMC Electronic Materials	18,152,260
77,400	[1]	MKS Instruments, Inc.	1,847,538
260,802	[1]	Magma Design Automation	1,976,879
210,000	[1]	Microsemi Corp.	5,737,200
165,600	[1]	Mobility Electronics, Inc.	1,179,072
174,800	[1]	Motive, Inc.	578,588
68,000	[1]	NAVTEQ Corp.	2,823,360
298,142	[1]	NIC, Inc.	1,833,573
114,500	[1]	NetIQ Corp.	1,374,000
13,100	[1]	Nextest Systems Corp.	203,443
434,059	[1]	Online Resources Corp.	5,629,745
45,000	[1,2]	Online Resources Corp.	583,650
448,900	[1]	Onvia.com, Inc.	2,549,752
266,880	[1]	Pervasive Software, Inc.	1,086,202
166,217	[1]	Pfsweb, Inc.	204,447
352,400	[1]	PowerDsine Ltd.	2,935,492
185,200	[1]	Quest Software, Inc.	3,187,292
181,100	[1]	S1 Corp.	936,287
67,800	[1]	SSA Global Technologies, Inc.	1,050,900
70,300	[1]	Semitool, Inc.	653,087
174,300	[1]	Silicon Image, Inc.	1,777,860
50,000	[1]	Sohu.com, Inc.	1,387,500
249,800	[1]	Spansion, Inc.	4,276,576
120,400	[1]	Support.com, Inc.	550,228
723,600		Symbol Technologies, Inc.	7,706,340
68,000	[1]	TNS, Inc.	1,409,640
313,700	[1]	Ultratech Stepper, Inc.	6,161,068
276,628	[1]	ValueClick, Inc.	4,661,182
97,300	[1]	WebSideStory, Inc.	1,671,614
11,000	[1]	Xyratex Ltd.	329,010
		TOTAL	202,447,832
		Materials--1.3%
43,600		Cemex S.A. de C.V., ADR	2,943,872
2,089,500	[1]	Nine Dragons Paper Holdings Ltd.	1,832,587
200,100		Schnitzer Steel Industries, Inc., Class A	7,869,933
142,500		Techtronic Industries Co.	239,849
		TOTAL	12,886,241
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--0.8%
60,100	[1]	Eschelon Telecom, Inc.	$970,014
115,600	[1]	Gilat Satellite Networks	779,144
74,096	[1]	NTELOS Holdings Corp.	1,036,603
294,700	[1]	Time Warner Telecom, Inc.	4,942,119
		TOTAL	7,727,880
		Utilities--0.1%
39,400		Consolidated Water Co.	1,056,708
6,300	[1]	Ormat Technologies, Inc.	215,523
		TOTAL	1,272,231
		TOTAL COMMON STOCKS (IDENTIFIED COST $673,492,349)	887,059,753
		PREFERRED STOCK--0.1%
		Consumer Discretionary--0.1%
24,434		Knology, Inc. (IDENTIFIED COST $244,340)	962,700
		REPURCHASE AGREEMENT--9.0%
$88,454,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	88,454,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $762,190,689) [3]	976,476,453
		OTHER ASSETS AND LIABILITIES - NET--1.2%	12,289,934
		TOTAL NET ASSETS--100%	$988,766,387

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $4,762,384 which represents 0.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $762,190,689)		$976,476,453
Cash		159,175
Cash denominated in foreign currencies (identified cost $4,580)		4,803
Income receivable		157,008
Receivable for investments sold		11,989,518
Receivable for shares sold		11,331,514
TOTAL ASSETS		1,000,118,471
Liabilities:
Payable for investments purchased	$9,777,835
Payable for shares redeemed	1,011,178
Payable for distribution services fee (Note 5)	337,824
Payable for shareholder services fee (Note 5)	189,663
Accrued expenses	35,584
TOTAL LIABILITIES		11,352,084
Net assets for 39,420,999 shares outstanding		$988,766,387
Net Assets Consist of:
Paid-in capital		$736,326,912
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		214,286,343
Accumulated net realized gain on investments and foreign currency transactions		46,433,867
Accumulated net investment income (loss)		(8,280,735)
TOTAL NET ASSETS		$988,766,387

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($584,767,406 ÷ 23,155,736 shares outstanding), no par value, unlimited shares authorized	$25.25
Offering price per share (100/94.50 of $25.25) [1]	$26.72
Redemption proceeds per share	$25.25
Class B Shares:
Net asset value per share ($163,110,789 ÷ 6,567,173 shares outstanding), no par value, unlimited shares authorized	$24.84
Offering price per share	$24.84
Redemption proceeds per share (94.50/100 of $24.84) [1]	$23.47
Class C Shares:
Net asset value per share ($239,330,935 ÷ 9,636,416 shares outstanding), no par value, unlimited shares authorized	$24.84
Offering price per share (100/99.00 of $24.84) [1]	$25.09
Redemption proceeds per share (99.00/100 of $24.84) [1]	$24.59
Class K Shares:
Net asset value per share ($1,557,257 ÷ 61,674 shares outstanding), no par value, unlimited shares authorized	$25.25
Offering price per share	$25.25
Redemption proceeds per share	$25.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends		$790,226
Interest		605,810
TOTAL INCOME		1,396,036
Expenses:
Investment adviser fee (Note 5)	$5,622,813
Administrative personnel and services fee (Note 5)	314,054
Custodian fees	26,195
Transfer and dividend disbursing agent fees and expenses--Class A Shares	280,253
Transfer and dividend disbursing agent fees and expenses--Class B Shares	101,858
Transfer and dividend disbursing agent fees and expenses--Class C Shares	137,950
Transfer and dividend disbursing agent fees and expenses--Class K Shares	506
Directors'/Trustees' fees	3,482
Auditing fees	7,893
Legal fees	2,786
Portfolio accounting fees	71,866
Distribution services fee--Class A Shares (Note 5)	577,543
Distribution services fee--Class B Shares (Note 5)	519,897
Distribution services fee--Class C Shares (Note 5)	705,657
Distribution services fee--Class K Shares (Note 5)	795
Shareholder services fee--Class A Shares (Note 5)	562,601
Shareholder services fee--Class B Shares (Note 5)	173,299
Shareholder services fee--Class C Shares (Note 5)	233,661
Share registration costs	24,106
Printing and postage	42,600
Insurance premiums	5,267
Miscellaneous	2,003
TOTAL EXPENSES	9,417,085

Statement of Operations-continued

Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(492,727)
Waiver of administrative personnel and services fee (Note 5)	(13,381)
Waiver of distribution services fee--Class A Shares (Note 5)	(100,664)
Waiver of distribution services fee--Class K Shares (Note 5)	(477)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(92,604)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(45,068)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(61,423)
Reimbursement of shareholder services fee--Class A Shares	(2,591)
TOTAL WAIVERS AND REIMBURSEMENT		$(808,935)
Net expenses			$8,608,150
Net investment income (loss)			(7,212,114)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $31,035)			47,399,285
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			122,836,762
Net realized and unrealized gain on investments and foreign currency transactions			170,236,047
Change in net assets resulting from operations			$163,023,933

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,212,114)	$(11,290,124)
Net realized gain on investments and foreign currency transactions	47,399,285	20,447,430
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	122,836,762	46,403,478
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	163,023,933	55,560,784
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(5,904,863)	(13,099,914)
Class B Shares	(1,890,123)	(5,217,982)
Class C Shares	(2,451,320)	(5,922,027)
Class K Shares	(2)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,246,308)	(24,239,923)
Share Transactions:
Proceeds from sale of shares	271,441,931	358,564,556
Net asset value of shares issued to shareholders in payment of distributions declared	8,180,789	20,393,809
Cost of shares redeemed	(84,701,919)	(174,331,644)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	194,920,801	204,626,721
Change in net assets	347,698,426	235,947,582
Net Assets:
Beginning of period	641,067,961	405,120,379
End of period (including accumulated net investment income (loss) of $(8,280,735) and $(1,068,621), respectively)	$988,766,387	$641,067,961

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The primary investment objective of the Fund is appreciation of capital.

Effective November 1, 2005, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,393,148	$177,741,365	12,576,253	$252,717,292
Shares issued to shareholders in payment of distributions declared	209,374	4,459,649	558,182	10,901,287
Shares redeemed	(2,460,062)	(58,231,798)	(6,328,729)	(127,488,883)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,142,460	$123,969,216	6,805,706	$136,129,696

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,217,393	$28,673,784	2,039,514	$40,864,120
Shares issued to shareholders in payment of distributions declared	80,197	1,684,128	235,510	4,561,837
Shares redeemed	(521,357)	(11,972,227)	(1,073,199)	(21,629,015)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	776,233	$18,385,685	1,201,825	$23,796,942

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,683,147	$63,415,225	3,226,561	$64,983,144
Shares issued to shareholders in payment of distributions declared	96,997	2,037,012	254,553	4,930,685
Shares redeemed	(632,337)	(14,406,724)	(1,258,382)	(25,213,746)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,147,807	$51,045,513	2,222,732	$44,700,083

	Six Months Ended 4/30/2006 [1]		Year Ended 10/31/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	65,407	$1,611,557	--	--
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(3,733)	(91,170)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	61,674	$1,520,387	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,128,174	$194,920,801	10,230,263	$204,626,721

1 Represents operations for the period from November 1, 2005 (date of initial public investment) to April 30, 2006.

4 FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $762,190,689. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $214,285,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $248,814,132 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,528,368.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $492,727 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2006, the Sub-Adviser earned a sub-adviser fee of $4,628,290.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, FSC voluntarily waived $101,141 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $816,582 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $7,577 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $28,278 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2006, were as follows:

Purchases	$285,416,258
Sales	$177,054,059

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the period ending December 31, 2004, the Fund's performance for the one year period was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172537

34837 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

8TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006	Year Ended October 31,

		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$8.13	$7.56	$7.37	$6.47	$7.95	$13.37
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	0.01 [1]	(0.02)[1]	(0.03)[1]	(0.04)[1]	(0.06)
Net realized and unrealized gain (loss) on investments	0.59	0.56	0.21	0.93	(1.44)	(5.36)

TOTAL FROM INVESTMENT OPERATIONS	0.58	0.57	0.19	0.90	(1.48)	(5.42)

Net Asset Value, End of Period	$8.71	$8.13	$7.56	$7.37	$6.47	$7.95

Total Return[2]	7.13%	7.54%	2.58%	13.91%	(18.62)%	(40.54)%

Ratios to Average Net Assets:

Net expenses	1.55%[3,4]	1.45%[4]	1.44%[4]	1.56%[4]	1.46%[4]	1.37%

Net investment income (loss)	(0.43)%[3]	0.07%	(0.31)%	(0.44)%	(0.47)%	(0.60)%

Expense waiver/ reimbursement[5]	0.02%[3]	0.02%	0.01%	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$105,654	$104,837	$144,921	$148,090	$144,499	$228,433

Portfolio turnover	76%	128%	103%	126%	233%	221%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.54%, 1.45%, 1.43%, 1.54%, and 1.44% after taking into account these expense reductions for the six-month period ended April 30, 2006 and the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006	Year Ended October 31,

		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period:	$7.76	$7.26	$7.13	$6.31	$7.82	$13.24
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.08) [1]	(0.08) [1]	(0.09) [1]	(0.16)
Net realized and unrealized gain (loss) on investments	0.56	0.55	0.21	0.90	(1.42)	(5.26)

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.50	0.13	0.82	(1.51)	(5.42)

Net Asset Value, End of Period	$8.28	$7.76	$7.26	$7.13	$6.31	$7.82

Total Return[2]	6.70%	6.89%	1.82%	13.00%	(19.31)%	(40.94)%

Ratios to Average Net Assets:

Net expenses	2.30%[3,4]	2.20%[4]	2.19%[4]	2.31%[4]	2.21%[4]	2.12%

Net investment income (loss)	(1.17)%[3]	(0.69)%	(1.06)%	(1.19)%	(1.22)%	(1.35)%

Expense waiver/ reimbursement[5]	0.02%[3]	0.02%	0.01%	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$71,238	$78,152	$95,901	$116,166	$121,572	$205,699

Portfolio turnover	76%	128%	103%	126%	233%	221%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.29%, 2.19%, 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the six-month period ended April 30, 2006 and the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2006	Year Ended October 31,

		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$7.76	$7.26	$7.13	$6.31	$7.82	$13.23
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.08) [1]	(0.08) [1]	(0.09) [1]	(0.15)
Net realized and unrealized gain (loss) on investments	0.55	0.55	0.21	0.90	(1.42)	(5.26)

TOTAL FROM INVESTMENT OPERATIONS	0.51	0.50	0.13	0.82	(1.51)	(5.41)

Net Asset Value, End of Period	$8.27	$7.76	$7.26	$7.13	$6.31	$7.82

Total Return[2]	6.57%	6.89%	1.82%	13.00%	(19.31)%	(40.89)%

Ratios to Average Net Assets:

Net expenses	2.29%[3,4]	2.20%[4]	2.19%[4]	2.31%[4]	2.21%[4]	2.12%

Net investment income (loss)	(1.17)%[3]	(0.69)%	(1.06)%	(1.19)%	(1.22)%	(1.35)%

Expense waiver/ reimbursement[5]	0.02%[3]	0.02%	0.01%	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$11,584	$12,007	$13,866	$15,444	$16,067	$30,148

Portfolio turnover	76%	128%	103%	126%	233%	221%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.28%, 2.19%, 2.18%, 2.29%, and 2.19% after taking into account these expense reductions for the six-month period ended April 30, 2006 and the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period	[1]

Actual:

Class A Shares	$1,000	$1,071.30	$7.96

Class B Shares	$1,000	$1,067.00	$11.79

Class C Shares	$1,000	$1,065.70	$11.73

Hypothetical (assuming a 5% return before expenses):

Class A Shares	$1,000	$1,017.11	$7.75

Class B Shares	$1,000	$1,013.39	$11.48

Class C Shares	$1,000	$1,013.44	$11.43

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.55%

Class B Shares	2.30%

Class C Shares	2.29%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund’s sector composition1 was as follows:

Sector	Percentage of Total Net Assets

Information Technology	32.5%

Industrials	13.3%

Consumer Discretionary	12.9%

Health Care	12.6%

Consumer Staples	11.3%

Energy	9.0%

Materials	4.0%

Financials	3.4%

Securities Lending Collateral[2]	15.0%

Other Assets and Liabilities - Net[3]	(14.0)%

TOTAL	100.0%

1 Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market funds.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value

		COMMON STOCKS--99.0%
		Consumer Discretionary--12.9%
35,000	[1]	Abercrombie & Fitch Co., Class A	$2,125,550
45,000	[2]	Bed Bath & Beyond, Inc.	1,725,750
35,000		Best Buy Co., Inc.	1,983,100
20,000	[1]	Boyd Gaming Corp.	996,400
50,000	[2]	Chicos Fas, Inc.	1,853,000
65,000	[2]	Coach, Inc.	2,146,300
90,000		Home Depot, Inc.	3,593,700
31,000	[1]	Marriott International, Inc., Class A	2,265,170
27,000		McDonald’s Corp.	933,390
30,000	[1]	Nike, Inc., Class B	2,455,200
30,000	[1]	Nordstrom, Inc.	1,149,900
40,000	[1]	Target Corp.	2,124,000
15,000		Wendy’s International, Inc.	926,700

		TOTAL	24,278,160

		Consumer Staples--11.3%
34,300		Altria Group, Inc.	2,509,388
80,000		CVS Corp.	2,377,600
40,000		Colgate-Palmolive Co.	2,364,800
70,000		PepsiCo, Inc.	4,076,800
95,000		Procter & Gamble Co.	5,529,950
35,000	[1]	Whole Foods Market, Inc.	2,148,300
43,000	[1]	Wrigley (Wm.), Jr. Co.	2,024,010
5,000		Wrigley (Wm.), Jr. Co.	235,500

		TOTAL	21,266,348

		Energy--9.0%
30,000		Apache Corp.	2,131,200
50,000		EnCana Corp.	2,502,500
50,000	[1]	GlobalSantaFe Corp.	3,060,500
30,000		Halliburton Co.	2,344,500
50,000	[1]	Peabody Energy Corp.	3,193,000
30,000	[2]	Transocean Sedco Forex, Inc.	2,432,100
20,000		Valero Energy Corp.	1,294,800

		TOTAL	16,958,600

		COMMON STOCKS--continued
		Financials--3.4%
75,000		Allstate Corp.	$4,236,750
35,000		Morgan Stanley	2,250,500

		TOTAL	6,487,250

		Health Care--12.6%
55,000	[1,2]	Amgen, Inc.	3,723,500
70,000	[1,2]	Forest Laboratories, Inc., Class A	2,826,600
35,000	[1,2]	Genentech, Inc.	2,789,850
25,000	[2]	Gilead Sciences, Inc.	1,437,500
20,000		GlaxoSmithKline PLC, ADR	1,137,600
90,000		Johnson & Johnson	5,274,900
112,000		Pfizer, Inc.	2,836,960
25,000	[2]	St. Jude Medical, Inc.	987,000
55,000		Wyeth	2,676,850

		TOTAL	23,690,760

		Industrials--13.3%
50,000	[1]	3M Co.	4,271,500
30,000		CSX Corp.	2,054,700
30,000		Deere & Co.	2,633,400
25,000		Emerson Electric Co.	2,123,750
20,000	[1]	Expeditors International Washington, Inc.	1,712,200
17,000	[1]	FedEx Corp.	1,957,210
20,000	[1,2]	Foster Wheeler Ltd.	891,200
15,000		Joy Global, Inc.	985,350
26,000		Lockheed Martin Corp.	1,973,400
32,000		Textron Inc.	2,878,400
40,000	[1]	United Technologies Corp.	2,512,400
30,000		Waste Management, Inc.	1,123,800

		TOTAL	25,117,310

		Information Technology--32.5%
50,000	[2]	Adobe Systems, Inc.	1,960,000
75,000	[2]	Apple Computer, Inc.	5,279,250
170,000	[1]	Applied Materials, Inc.	3,051,500
50,000	[1,2]	Autodesk, Inc.	2,102,000
170,000	[2]	Cisco Systems, Inc.	3,561,500
176,000	[2]	EMC Corp. Mass	2,377,760
14,000	[1,2]	Google Inc.	5,851,160
45,000		IBM Corp.	3,705,300
		COMMON STOCKS--continued
		Information Technology--continued
55,000	[1,2]	MEMC Electronic Materials	$2,233,000
40,000	[1,2]	Marvell Technology Group Ltd.	2,283,600
40,000	[2]	McAfee, Inc.	1,043,600
290,000		Microsoft Corp.	7,003,500
130,000	[1]	Motorola, Inc.	2,775,500
200,000	[2]	Oracle Corp.	2,918,000
40,000	[1]	Paychex, Inc.	1,615,600
50,000		Qualcomm, Inc.	2,567,000
120,000	[2]	Symantec Corp.	1,965,600
70,000	[1,2]	Western Digital Corp.	1,472,800
150,000	[2]	Yahoo, Inc.	4,917,000
75,000	[1,2]	eBay, Inc.	2,580,750

		TOTAL	61,264,420

		Materials--4.0%
60,000	[1]	Alcoa, Inc.	2,026,800
15,000		Allegheny Technologies, Inc.	1,040,100
100,000	[2]	Kinross Gold Corp.	1,225,000
20,000		Newmont Mining Corp.	1,167,200
30,000	[1]	United States Steel Corp.	2,055,000

		TOTAL	7,514,100

		TOTAL COMMON STOCKS (IDENTIFIED COST $164,444,832)	186,576,948

		MUTUAL FUND--15.0%
28,209,567	[3]	Prime Value Obligations Fund, Institutional Shares (at net asset value) (purchased with proceeds from securities lending collateral)	28,209,567

		TOTAL INVESTMENTS-114.0% (IDENTIFIED COST $192,654,399)4	214,786,515

		OTHER ASSETS AND LIABILITIES-NET -(14.0)%	(26,309,455)

		TOTAL NET ASSETS - 100%	$188,477,060

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Affiliated company.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value including $28,209,567 of investments in affiliated issuers (Note 5) and $27,612,201 of securities loaned (identified cost $192,654,399)		$214,786,515
Income receivable		89,825
Receivable for investments sold		7,868,424
Receivable for shares sold		66,467

TOTAL ASSETS		222,811,231

Liabilities:
Payable for investments purchased	$4,658,693
Payable for shares redeemed	544,244
Payable for distribution services fee (Note 5)	73,791
Payable for shareholder services fee (Note 5)	17,252
Payable to bank	566,433
Payable for collateral due to broker	28,209,567
Accrued expenses	264,191

TOTAL LIABILITIES		34,334,171

Net assets for 22,141,896 shares outstanding		$188,477,060
Net Assets Consist of:
Paid-in capital		$575,833,492
Net unrealized appreciation of investments		22,132,116
Accumulated net realized loss on investments		(408,736,834)
Accumulated net investment income (loss)		(751,714)

TOTAL NET ASSETS		$188,477,060

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($105,654,428 ÷ 12,133,586 shares outstanding) no par value, unlimited shares authorized		$8.71

Offering price per share (100/94.50 of $8.71)[1]		$9.22

Redemption proceeds per share		$8.71

Class B Shares:
Net asset value per share ($71,238,147 ÷ 8,608,335 shares outstanding) no par value, unlimited shares authorized		$8.28

Offering price per share		$8.28

Redemption proceeds per share (94.50/100 of $8.28)[1]		$7.82

Class C Shares:
Net asset value per share ($11,584,485 ÷ 1,399,975 shares outstanding) no par value, unlimited shares authorized		$8.27

Offering price per share (100/99.00 of $8.27)[1]		$8.35

Redemption proceeds per share (99.00/100 of $8.27)[1]		$8.19

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $844)			$1,060,270
Interest (including income on securities loaned of $2,565)			44,290

TOTAL INCOME			1,104,560

Expenses:
Investment adviser fee (Note 5)		$741,950
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		6,289
Transfer and dividend disbursing agent fees and expenses		337,238
Directors’/Trustees’ fees		1,413
Auditing fees		13,127
Legal fees		2,631
Portfolio accounting fees		40,672
Distribution services fee--Class A Shares (Note 5)		136,817
Distribution services fee--Class B Shares (Note 5)		286,059
Distribution services fee--Class C Shares (Note 5)		45,440
Shareholder services fee--Class B Shares (Note 5)		95,353
Shareholder services fee--Class C Shares (Note 5)		14,898
Share registration costs		21,917
Printing and postage		20,069
Insurance premiums		4,315
Miscellaneous		2,133

TOTAL EXPENSES		1,884,376

Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(1,696)
Waiver of administrative personnel and services fee	(21,326)
Fees paid indirectly from directed brokerage arrangements	(6,244)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(29,266)

Net expenses			1,855,110

Net investment income (loss)			(750,550)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			17,325,393
Net change in unrealized appreciation of investments			(3,566,046)

Net realized and unrealized gain (loss) on investments			13,759,347

Change in net assets resulting from operations			$13,008,797

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(750,550)	$(608,377)
Net realized gain on investments	17,325,393	16,328,739
Net change in unrealized appreciation/depreciation of investments	(3,566,046)	2,254,705

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,008,797	17,975,067

Share Transactions:
Proceeds from sale of shares	30,393,483	39,930,819
Cost of shares redeemed	(49,921,487)	(117,597,335)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,528,004)	(77,666,516)

Change in net assets	(6,519,207)	(59,691,449)

Net Assets:
Beginning of period	194,996,267	254,687,716

End of period (including accumulated net investment income (loss) of $(751,714) and $(1,164), respectively)	$188,477,060	$194,996,267

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$27,612,201	$28,209,567

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	2,805,402	$24,277,635	4,045,776	$32,488,458
Shares redeemed	(3,564,556)	(30,569,446)	(10,331,242)	(83,289,957)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(759,154)	$(6,291,811)	(6,285,466)	$(50,801,499)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class B Shares:	Shares	Amount	Shares	Amount

Shares sold	525,798	$4,314,117	648,423	$4,995,635
Shares redeemed	(1,992,322)	(16,338,358)	(3,778,874)	(29,100,067)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,466,524)	$(12,024,241)	(3,130,451)	$(24,104,432)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	219,011	$1,801,731	319,358	$2,446,726
Shares redeemed	(367,101)	(3,013,683)	(680,783)	(5,207,311)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(148,090)	$(1,211,952)	(361,425)	$(2,760,585)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,373,768)	$(19,528,004)	(9,777,342)	$(77,666,516)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $192,654,399. The net unrealized appreciation of investments for federal tax purposes was $22,132,116. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,729,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,597,117.

At October 31, 2005, the Fund had a capital loss carryforward of $424,057,437 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2008	$31,243,882

2009	$294,478,872

2010	$76,646,626

2011	$21,688,057

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC), the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.75% of the Fund’s average daily net assets. FGIMC may voluntary choose to waive any portion of its fee. FGIMC can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%

Class B Shares	0.75%

Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $148,302 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $5,641 in sales charges from the sale of Class A Shares. FSC also retained $583 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund. For the six months ended April 30, 2006, the Fund’s Class A Shares did not incur a Shareholder Services Fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund’s operating expenses. For the six months ended April 30, 2006 the Fund’s expenses were reduced by $6,244 under these arrangements.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended April 30, 2006 were as follows:

Affiliates	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2006	Value 4/30/2006

Prime Value Obligations Fund, Institutional Shares	283,211	27,926,356	--	28,209,567	$28,209,567

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$150,036,267

Sales	$171,009,933

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-02 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

6TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$13.48
Income From Investment Operations:
Net investment income	0.21
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.32
Less Distributions:
Distributions from net investment income	(0.10)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.80)
TOTAL DISTRIBUTIONS	(0.90)
Net Asset Value, End of Period	$12.90

Total Return [4]	2.59%
Ratios to Average Net Assets:
Net expenses	1.22	% [5]
Net investment income	3.32	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,340,061
Portfolio turnover	42%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.75% to 3.90%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.24%, 1.23%, 1.28% and 1.31% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Period Ended
2005		2004		2003		2002		10/31/2001	[1]
$13.48		$12.32		$10.77		$11.14		$10.00

0.20		0.24	[2]	0.44		0.39	[3]	0.42
0.31		1.26		1.57		(0.30	) [3]	1.13
0.51		1.50		2.01		0.09		1.55

(0.32)		(0.34)		(0.40)		(0.42)		(0.41)
(0.19)		--		(0.06)		(0.04)		--
(0.51)		(0.34)		(0.46)		(0.46)		(0.41)
$13.48		$13.48		$12.32		$10.77		$11.14

3.89%		12.29%		19.09%		0.56%		15.67%

1.24	% [6]	1.23	% [6]	1.29	% [6]	1.31	% [6]	1.28	% [5]
1.64%		1.83%		3.90%		3.90	% [3]	4.63	% [5]
0.01%		0.01%		0.00	% [8]	0.00	% [8]	0.99	% [5]

$1,377,618		$997,231		$480,376		$189,611		$36,774
61%		85%		115%		105%		60%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period:	$13.42
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.26
Less Distributions:
Distributions from net investment income	(0.05)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.80)
TOTAL DISTRIBUTIONS	(0.85)
Net Asset Value, End of Period	$12.83
Total Return [4]	2.14%

Ratios to Average Net Assets:
Net expenses	1.97	% [5]
Net investment income	2.57	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$436,143
Portfolio turnover	42%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.16% to 3.30%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.99%, 1.98%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Period Ended
2005		2004		2003		2002		10/31/2001	[1]
$13.42		$12.27		$10.74		$11.12		$10.00

0.10		0.14	[2]	0.34		0.35	[3]	0.38
0.31		1.25		1.57		(0.35	) [3]	1.10
0.41		1.39		1.91		0.00		1.48

(0.22)		(0.24)		(0.32)		(0.34)		(0.36)
(0.19)		--		(0.06)		(0.04)		--
(0.41)		(0.24)		(0.38)		(0.38)		(0.36)
$13.42		$13.42		$12.27		$10.74		$11.12
3.15%		11.46%		18.16%		(0.19)%		15.00%

1.99	% [6]	1.98	% [6]	2.04	% [6]	2.06	% [6]	2.03	% [5]
0.89%		1.08%		3.14%		3.30	% [3]	3.81	% [5]
0.00	% [8]	0.01%		0.00	% [8]	0.00	% [8]	0.99	% [5]

$459,181		$391,890		$248,695		$115,531		$33,481
61%		85%		115%		105%		60%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2006
Net Asset Value, Beginning of Period	$13.39
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.27
Less Distributions:
Distributions from net investment income	(0.05)
Distributions from net realized gain on investments, options and foreign currency transactions	(0.80)
TOTAL DISTRIBUTIONS	(0.85)
Net Asset Value, End of Period	$12.81
Total Return [4]	2.23%

Ratios to Average Net Assets:
Net expenses	1.97	% [5]
Net investment income	2.58	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$889,572
Portfolio turnover	42%

1 Reflects operations for the period from December 4, 2000 (start of performance) to October 31, 2001.

2 Based on average shares outstanding.

3 Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 3.15% to 3.29%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.99%, 1.99%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,								Period Ended
2005		2004		2003		2002		10/31/2001	[1]
$13.40		$12.25		$10.73		$11.11		$10.00

0.12		0.14	[2]	0.32		0.36	[3]	0.37
0.29		1.26		1.58		(0.36	) [3]	1.10
0.41		1.40		1.90		0.00		1.47

(0.23)		(0.25)		(0.32)		(0.34)		(0.36)
(0.19)		--		(0.06)		(0.04)		--
(0.42)		(0.25)		(0.38)		(0.38)		(0.36)
$13.39		$13.40		$12.25		$10.73		$11.11
3.10		11.54%		18.11%		(0.20)%		14.90%

1.99	% [6]	1.98	% [6]	2.04	% [6]	2.06	% [6]	2.03	% [5]
0.89%		1.07%		3.04%		3.29	% [3]	3.80	% [5]
0.00	% [8]	0.01%		0.00	% [8]	0.00	% [8]	0.99	% [5]

$879,348		$554,661		$189,539		$56,586		$17,845
61%		85%		115%		105%		60%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares:	$1,000	$1,025.90	$6.13
Class B Shares:	$1,000	$1,021.40	$9.87
Class C Shares:	$1,000	$1,022.30	$9.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares:	$1,000	$1,018.74	$6.11
Class B Shares:	$1,000	$1,015.03	$9.84
Class C Shares:	$1,000	$1,015.03	$9.84

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's portfolio composition 1 by asset class was as follows:

Percentage of Total Net Assets
U.S. Fixed-Income Securities	44.2%
International Equity/Hybrid Securities [2]	23.0%
International Fixed-Income Securities	16.3%
Options	3.7%
U.S. Equity/Hybrid Securities [2]	3.2%
Cash Equivalents [3]	8.4%
Other Assets and Liabilities [4] --Net	1.2%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--18.5%
		Biotechnology--1.5%
61,300		Serono SA	$40,233,995
		Containers & Packaging--0.5%
259,582		Mayr-Melnhof Karton AG, ADR	11,963,485
		Diversified Telecommunication Services--2.7%
660,000	[1]	Belgacom	21,599,104
120,000		Swisscom AG	40,033,866
3,614,100		Telstra Corp. Ltd.	10,818,505
		TOTAL	72,451,475
		Food & Staples Retailing--2.6%
1,639,350		Boots Group PLC	20,955,948
471,765		Boots Group PLC, ADR	6,121,151
344,975		Lawson, Inc.	13,088,236
570,600		Loblaw Cos. Ltd.	29,253,425
		TOTAL	69,418,760
		Food Products--1.2%
2,645,000		Ajinomoto Co., Inc.	32,939,095
		Metals & Mining--0.5%
233,600		Newmont Mining Corp.	13,632,896
		Oil Gas & Consumable Fuels--2.9%
445,600		Chevron Corp.	27,190,512
137,400		OMV AG, ADR	9,538,225
455,600		Royal Dutch Shell PLC, Class A, ADR	31,040,028
240,700		Santos Ltd., ADR	8,686,839
		TOTAL	76,455,604
		Pharmaceuticals--4.9%
615,800		Astellas Pharma, Inc.	25,688,754
1,823,600		Daiichi Sankyo Co. Ltd.	47,005,366
729,600		Ono Pharmaceutical Co. Ltd.	36,202,872
516,000		Taisho Pharmaceutical Co.	10,513,503
1,028,000		Tanabe Seiyaku Co. Ltd.	12,115,892
		TOTAL	131,526,387
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Real Estate--0.4%
6,188,600		Investa Property Group	$10,202,885
		Wireless Telecommunication Services--1.3%
24,000		NTT DoCoMo, Inc.	35,831,906
		TOTAL COMMON STOCKS (IDENTIFIED COST $438,466,330)	494,656,488
		GOVERNMENTS/AGENCIES--16.3%
$27,630,000		Bundesobligation, 3.25%, 4/9/2010	34,315,977
29,600,000		Bundesschatzanweisungen, Note, 2.50%, 3/23/2007	37,139,851
1,180,000,000		European Investment Bank, 2.125%, 9/20/2007	10,643,472
3,250,000,000		Japan, Government of, Bond,.10%, 10/20/2006	28,556,415
3,250,000,000		Japan, Government of, Bond,.10%, 12/20/2006	28,544,799
51,500,000		New South Wales, State of, Local Gov't. Guarantee, 8.00%, 3/1/2008	40,578,911
52,000,000		Queensland, State of, Local Gov't. Guarantee, 8.00%, 9/14/2007	40,693,922
467,500,000	[1]	Sweden, Government of, 9/20/2006	63,000,153
240,000,000		Sweden, Government of, Bond, 4.00%, 12/1/2009	33,217,323
301,000,000		Sweden, Government of, Bond, 5.00%, 1/28/2009	42,744,364
18,850,000		U.K. Treasury, Bond, 4.75%, 6/7/2010	34,476,690
21,800,000		U.K. Treasury, Gilt, 4.50%, 3/7/2007	39,737,084
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $438,675,973)	433,648,961
		HYBRID NOTES --7.7%
		Banks--2.6%
624,000		Credit Suisse First Boston USA, Inc., PERCS	26,950,560
613,363		Credit Suisse First Boston USA, Inc., PERCS	19,891,362
1,165,600		Goldman Sachs & Co., PERCS	23,533,464
		TOTAL	70,375,386
		Metals & Mining--3.5%
1,805,760		Barrick Gold Corp., PERCS	53,009,891
742,675		Credit Suisse First Boston, NY, PERCS	39,822,233
		TOTAL	92,832,124
		Software--1.6%
877,700	[2]	Morgan Stanley & Co., Inc., PERCS	42,116,434
		TOTAL HYBRID NOTES (IDENTIFIED COST $199,897,844)	205,323,944
Principal Amount or Shares			Value
		U.S. TREASURY--44.2%
$60,000,000		United States Treasury Note, 2.375%, 8/15/2006	$59,572,080
40,000,000		United States Treasury Note, 2.50%, 5/31/2006	39,925,000
65,000,000		United States Treasury Note, 2.75%, 6/30/2006	64,784,180
55,500,000		United States Treasury Note, 3.00%, 11/15/2007	53,950,856
57,000,000		United States Treasury Note, 3.375%, 2/15/2008	55,538,053
56,200,000		United States Treasury Note, 3.625%, 1/15/2010	53,793,949
59,000,000		United States Treasury Note, 4.00%, 2/15/2015	54,685,029
85,000,000		United States Treasury Note, 4.00%, 8/31/2007	84,014,842
80,000,000		United States Treasury Note, 4.00%, 9/30/2007	79,015,856
80,000,000		United States Treasury Note, 4.125%, 8/15/2008	78,798,024
80,000,000		United States Treasury Note, 4.25%, 10/31/2007	79,267,176
60,000,000		United States Treasury Note, 4.25%, 11/30/2007	59,418,594
75,000,000		United States Treasury Note, 4.375%, 12/31/2007	74,378,355
100,000,000		United States Treasury Note, 4.50%, 2/15/2009	99,031,250
80,000,000		United States Treasury Note, 4.50%, 2/28/2011	78,548,072
80,000,000		United States Treasury Note, 4.75%, 5/15/2014	78,525,800
85,000,000		United States Treasury Note, 4.875%, 4/30/2008	85,013,281
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,187,520,655)	1,178,260,397
		PURCHASED PUT OPTIONS--3.7%
		Communications Equipment--0.3%
6,820	[1]	F5 Networks, Inc., Expiration Date 7/22/2006	5,933,400
27,887	[1]	JDS Uniphase Corp., Expiration Date 9/18/2006	2,300,678
		TOTAL	8,234,078
		Semiconductor Equipment & Products--0.5%
3,700	[1]	Broadcom Corp., Expiration Date 8/19/2006	6,937,500
6,500	[1]	Lam Research Corp., Expiration Date 9/16/2006	5,135,000
		TOTAL	12,072,500
		Financials--2.9%
1,300	[1]	Russell 2000 Index, Expiration Date 9/16/2006	5,934,500
5,600	[1]	S&P 500 Index, Expiration Date 12/16/2006	31,444,000
8,300	[1]	S&P 500 Index, Expiration Date 9/16/2006	39,632,500
		TOTAL	77,011,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $115,936,590)	97,317,578
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.4%
$200,000,000		Interest in $1,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006, under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for $1,000,399,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,024,254,539.	$200,000,000
24,851,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006, under which Bank of America N.A., will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying securities at the end of the period was $3,468,000,001.	24,851,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	224,851,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $2,605,348,392) [3]	2,634,058,368
		OTHER ASSETS AND LIABILITIES - NET--1.2%	31,718,505
		TOTAL NET ASSETS--100%	$2,665,776,873

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, this security amounted to $42,116,434 which represents 1.6% of total net assets.

3 The cost of investments for federal tax purposes amounts to $2,605,453,508.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,605,348,392)		$2,634,058,368
Cash denominated in foreign currencies (identified cost $25,239,063)		26,288,878
Income receivable		18,981,911
Receivable for shares sold		9,129,777
Receivable for investments sold		95,402,724
Receivable for foreign currency exchange contracts		43,867
TOTAL ASSETS		2,783,905,525
Liabilities:
Payable for investments purchased	$96,946,742
Payable for shares redeemed	8,270,793
Payable to bank	10,829,341
Payable for distribution services fee (Note 5)	810,721
Payable for shareholder services fee (Note 5)	542,157
Accrued expenses	728,898
TOTAL LIABILITIES		118,128,652
Net assets for 207,329,010 shares outstanding		$2,665,776,873
Net Assets Consist of:
Paid-in capital		$2,590,011,584
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		29,831,714
Accumulated net realized gain on investments, options and foreign currency transactions		21,069,520
Undistributed net investment income		24,864,055
TOTAL NET ASSETS		$2,665,776,873
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,340,061,077 ÷ 103,881,280 shares outstanding), no par value, unlimited shares authorized		$12.90
Offering price per share (100/94.50 of $12.90) [1]		$13.65
Redemption proceeds per share		$12.90
Class B Shares:
Net asset value per share ($436,143,478 ÷ 33,981,812 shares outstanding), no par value, unlimited shares authorized		$12.83
Offering price per share		$12.83
Redemption proceeds per share (94.50/100 of $12.83) [1]		$12.12
Class C Shares:
Net asset value per share ($889,572,318 ÷ 69,465,918 shares outstanding), no par value, unlimited shares authorized		$12.81
Offering price per share (100/99.00 of $12.81) [1]		$12.94
Redemption proceeds per share (99.00/100 of $12.81) [1]		$12.68

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $946,162)		$21,685,846
Interest		38,736,692
TOTAL INCOME		60,422,538
Expenses:
Investment adviser fee (Note 5)	$9,966,304
Administrative personnel and services fee (Note 5)	1,057,788
Custodian fees	133,984
Transfer and dividend disbursing agent fees and expenses	1,474,317
Directors'/Trustees' fees	9,281
Auditing fees	14,083
Legal fees	3,886
Portfolio accounting fees	100,112
Distribution services fee--Class B Shares (Note 5)	1,655,799
Distribution services fee--Class C Shares (Note 5)	3,297,933
Shareholder services fee--Class A Shares (Note 5)	1,663,692
Shareholder services fee--Class B Shares (Note 5)	551,933
Shareholder services fee--Class C Shares (Note 5)	1,098,336
Share registration costs	67,317
Printing and postage	108,858
Insurance premiums	10,908
Miscellaneous	3,885
TOTAL EXPENSES	21,218,416
Waiver of administrative personnel and services fee (Note 5)	(45,212)
Net expenses		21,173,204
Net investment income		39,249,334
Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions		18,909,679
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		3,499,953
Net realized and unrealized gain on investments, options and foreign currency transactions		22,409,632
Change in net assets resulting from operations		$61,658,966

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,249,334	$30,093,536
Net realized gain on investments, options and foreign currency transactions	18,909,679	162,740,379
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	3,499,953	(101,787,161)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,658,966	91,046,754
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,643,940)	(27,869,225)
Class B Shares	(1,866,566)	(7,160,148)
Class C Shares	(3,766,570)	(11,675,931)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(81,442,359)	(13,822,945)
Class B Shares	(27,241,289)	(5,496,489)
Class C Shares	(52,796,676)	(7,925,043)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(177,757,400)	(73,949,781)
Share Transactions:
Proceeds from sale of shares	446,227,619	1,264,081,387
Net asset value of shares issued to shareholders in payment of distributions declared	142,079,960	58,793,620
Cost of shares redeemed	(522,578,972)	(567,608,024)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	65,728,607	755,266,983
Change in net assets	(50,369,827)	772,363,956
Net Assets:
Beginning of period	2,716,146,700	1,943,782,744
End of period (including undistributed net investment income of $24,864,055 and $1,891,797, respectively)	$2,665,776,873	$2,716,146,700

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
5/1/2006	558,255,500 Japanese Yen	$4,858,917	$4,902,784	$43,867
NET UNREALIZED APPRECIATION OF FOREIGN EXCHANGE CONTRACTS				$43,867

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,018,566	$254,899,364	53,895,455	$712,296,668
Shares issued to shareholders in payment of distributions declared	6,093,601	76,624,473	2,604,349	34,355,446
Shares redeemed	(24,390,368)	(310,572,723)	(28,338,514)	(375,315,081)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,721,799	$20,951,114	28,161,290	$371,337,033

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,516,085	$31,882,518	10,099,974	$132,791,459
Shares issued to shareholders in payment of distributions declared	1,945,179	24,320,866	778,261	10,208,955
Shares redeemed	(4,692,031)	(59,400,828)	(5,868,696)	(77,317,103)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(230,767)	$(3,197,444)	5,009,539	$65,683,311

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,612,750	$159,445,737	31,910,917	$418,993,260
Shares issued to shareholders in payment of distributions declared	3,295,265	41,134,621	1,086,077	14,229,219
Shares redeemed	(12,096,710)	(152,605,421)	(8,749,614)	(114,975,840)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,811,305	$47,974,937	24,247,380	$318,246,639
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,302,337	$65,728,607	57,418,209	$755,266,983

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $2,605,453,508. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $28,604,860. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,051,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,446,151.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2006, the Sub-Adviser earned a sub-adviser fee of $1,957,266.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2006, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $1,733,245 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $172,520 in sales charges from the sale of Class A Shares. FSC also retained $25,550 of contingent deferred sales charges relating to redemptions of Class A Shares and $52,113 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$688,488,652
Sales	$398,000,832

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries there of (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26600 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

22ND SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$31.85		$27.44		$25.14		$19.02		$23.34		$40.66
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.10	) [1]	(0.21	) [1]	(0.18	) [1]	(0.13	) [1]	(0.15	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.95		4.51		2.51		6.30		(4.19)		(14.48)
TOTAL FROM INVESTMENT OPERATIONS	5.89		4.41		2.30		6.12		(4.32)		(14.63)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		--		(2.69)
Net Asset Value, End of Period	$37.74		$31.85		$27.44		$25.14		$19.02		$23.34
Total Return [2]	18.49%		16.07	% [3]	9.15	% [4]	32.18%		(18.51)%		(38.31)%

Ratios to Average Net Assets:
Net expenses [5]	1.04	% [6,7]	1.21	% [7]	1.32	% [7]	1.39	% [7]	1.34	% [7]	1.27%
Net investment income (loss)	(0.34	)% [6]	(0.32)%		(0.81)%		(0.86)%		(0.56)%		(0.51)%
Expense waiver/reimbursement [8]	0.23	% [6]	0.06%		0.00	% [9]	--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$583,485		$537,322		$486,643		$504,998		$439,072		$665,021
Portfolio turnover	67%		139%		144%		181%		207%		211%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.07% on total returns.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total returns.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.03%, 1.19%, 1.31%, 1.36% and 1.32% after taking into account these expense reductions for the six months ended April 30, 2006 and for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$29.13		$25.31		$23.36		$17.80		$22.02		$38.79
Income From Investment Operations:
Net investment income (loss)	(0.18	) [1]	(0.32	) [1]	(0.38	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.43		4.14		2.33		5.87		(3.94)		(13.73)
TOTAL FROM INVESTMENT OPERATIONS	5.25		3.82		1.95		5.56		(4.22)		(14.08)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		--		(2.69)
Net Asset Value, End of Period	$34.38		$29.13		$25.31		$23.36		$17.80		$22.02
Total Return [2]	18.02%		15.09%		8.35	% [3]	31.24%		(19.16)%		(38.77)%

Ratios to Average Net Assets:
Net expenses [4]	1.84	% [5]	2.04	% [6]	2.07	% [6]	2.14	% [6]	2.09	% [6]	2.02%
Net investment income (loss)	(1.14	)% [5]	(1.13)%		(1.56)%		(1.61)%		(1.31)%		(1.26)%
Expense waiver/reimbursement [7]	0.20	% [5]	0.00	% [8]	0.00	% [8]	--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$127,068		$129,155		$144,819		$162,097		$147,013		$237,630
Portfolio turnover	67%		139%		144%		181%		207%		211%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on total returns.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$29.41		$25.56		$23.59		$17.98		$22.23		$39.14
Income From Investment Operations:
Net investment income (loss)	(0.19	) [1]	(0.33	) [1]	(0.39	) [1]	(0.31	) [1]	(0.28	) [1]	(0.35	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.50		4.18		2.36		5.92		(3.97)		(13.87)
TOTAL FROM INVESTMENT OPERATIONS	5.31		3.85		1.97		5.61		(4.25)		(14.22)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		--		(2.69)
Net Asset Value, End of Period	$34.72		$29.41		$25.56		$23.59		$17.98		$22.23
Total Return [2]	18.06%		15.06%		8.35	% [3]	31.20%		(19.12)%		(38.78)%

Ratios to Average Net Assets:
Net expenses [4]	1.84	% [5,6]	2.04	% [6]	2.07	% [6]	2.14	% [6]	2.09	% [6]	2.02%
Net investment income (loss)	(1.14	)% [5]	(1.13)%		(1.56)%		(1.61)%		(1.31)%		(1.26)%
Expense waiver/reimbursement [7]	0.20	% [5]	0.00	% [8]	0.00	% [8]	--		--		0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,110		$30,903		$33,015		$35,472		$30,194		$46,173
Portfolio turnover	67%		139%		144%		181%		207%		211%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.08% on total returns.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.83%, 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2006 and for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,184.90	$5.63
Class B Shares	$1,000	$1,180.20	$9.95
Class C Shares	$1,000	$1,180.60	$9.95
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.64	$5.21
Class B Shares	$1,000	$1,015.67	$9.20
Class C Shares	$1,000	$1,015.67	$9.20

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class B Shares	1.84%
Class C Shares	1.84%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	25.1%
Industrials	14.6%
Consumer Discretionary	13.5%
Health Care	13.1%
Energy	11.8%
Financials	9.4%
Materials	4.2%
Telecommunication Services	3.3%
Consumer Staples	2.4%
Utilities	0.5%
Securities Lending Collateral [2]	25.4%
Cash Equivalents [3]	1.7%
Other Assets and Liabilities--Net [4]	(25.0)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--97.9%
		Consumer Discretionary--13.5%
82,300	[1,2]	Carter's, Inc.	$5,543,728
144,700	[2]	Choice Hotels International, Inc.	7,745,791
184,100		Claire's Stores, Inc.	6,484,002
184,300	[1,2]	Coldwater Creek, Inc.	5,153,028
118,800		Darden Restaurants, Inc.	4,704,480
96,400	[1]	GameStop Corp.	4,550,080
98,500	[1,2]	MGM Mirage	4,422,650
161,600	[1]	Mens Wearhouse, Inc.	5,727,104
209,900	[1,2]	NetFlix, Inc.	6,221,436
144,400	[2]	Nordstrom, Inc.	5,534,852
113,400	[1]	O'Reilly Automotive, Inc.	3,841,992
183,600	[1]	Office Depot, Inc.	7,450,488
173,300	[1,2]	Payless ShoeSource, Inc.	3,980,701
109,700		Penney (J.C.) Co., Inc.	7,180,962
100,700		Polo Ralph Lauren Corp., Class A	6,114,504
140,500		Snap-On Tools Corp.	5,830,750
55,700		Starwood Hotels & Resorts Worldwide, Inc.	3,196,066
105,700	[2]	Wendy's International, Inc.	6,530,146
		TOTAL	100,212,760
		Consumer Staples--2.4%
129,800		Archer-Daniels-Midland Co.	4,716,932
66,700	[2]	Bunge Ltd.	3,558,445
182,400		PepsiAmericas, Inc.	4,308,288
46,100	[2]	Reynolds American, Inc.	5,054,865
		TOTAL	17,638,530
		Energy--11.8%
69,500	[2]	Arch Coal, Inc.	6,601,805
71,300		CONSOL Energy, Inc.	6,071,908
140,500		Cameco Corp.	5,711,325
127,900	[2]	Chesapeake Energy Corp.	4,051,872
282,300	[1,2]	Energy Partners Ltd.	7,280,517
96,000	[1,2]	FMC Technologies, Inc.	5,239,680
106,000	[1]	Grant Prideco, Inc.	5,427,200
87,700	[2]	Helmerich & Payne, Inc.	6,379,298
49,700		Noble Corp.	3,923,318
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
128,100		Peabody Energy Corp.	$8,180,466
167,500	[1]	Southwestern Energy Co.	6,033,350
110,000	[2]	Tesoro Petroleum Corp.	7,691,200
73,300	[2]	Tidewater, Inc.	4,268,992
103,500	[1,2]	Ultra Petroleum Corp.	6,619,860
91,400		Western Gas Resources, Inc.	4,752,800
		TOTAL	88,233,591
		Financials--9.4%
65,200	[1,2]	Affiliated Managers Group	6,604,760
37,700		Bear Stearns & Co., Inc.	5,372,627
99,800	[1]	CB Richard Ellis Services, Inc.	8,771,422
132,200		Chubb Corp.	6,813,588
275,700	[1]	E*Trade Group, Inc.	6,859,416
98,500		HCC Insurance Holdings, Inc.	3,298,765
34,100		Host Marriott Corp.	716,772
123,457	[1,2]	International Securities Exchange, Inc.	5,425,935
39,100	[2]	Kilroy Realty Corp.	2,788,612
48,150		Legg Mason, Inc.	5,704,812
112,500	[2]	Moody's Corp.	6,976,125
146,800		Raymond James Financial, Inc.	4,455,380
74,900		T. Rowe Price Group, Inc.	6,305,831
		TOTAL	70,094,045
		Health Care--13.1%
144,700		AmerisourceBergen Corp.	6,243,805
48,000		CIGNA Corp.	5,136,000
86,100	[1,2]	Covance, Inc.	5,023,935
91,600	[1]	Coventry Health Care, Inc.	4,549,772
163,000	[1,2]	Crucell NV, ADR	4,453,160
136,850	[1]	DaVita, Inc.	7,699,181
384,100	[1,2]	Exelixis, Inc.	4,132,916
84,500	[1]	Express Scripts, Inc., Class A	6,602,830
178,900	[1,2]	Forest Laboratories, Inc., Class A	7,223,982
87,300	[1]	Health Net, Inc.	3,553,110
107,300	[1]	Henry Schein, Inc.	5,002,326
114,700	[1]	Humana, Inc.	5,182,146
97,300		McKesson HBOC, Inc.	4,727,807
72,300	[1]	Medco Health Solutions, Inc.	3,848,529
178,400	[1,2]	Nektar Therapeutics	3,837,384
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
71,000	[1,2]	Sepracor, Inc.	$3,169,440
104,300	[2]	Shire PLC, ADR	4,939,648
134,500	[1]	St. Jude Medical, Inc.	5,310,060
180,800	[1,2]	Sunrise Senior Living, Inc.	6,725,760
		TOTAL	97,361,791
		Industrials--14.6%
50,000	[1,2]	Alliant Techsystems, Inc.	3,999,500
95,500	[1,2]	Ceradyne, Inc.	5,061,500
77,300		Corporate Executive Board Co.	8,281,149
138,900	[2]	Equifax, Inc.	5,353,206
78,800	[2]	Expeditors International Washington, Inc.	6,746,068
68,300	[2]	Fluor Corp.	6,345,753
125,300	[2]	GATX Corp.	5,864,040
80,900	[1]	Jacobs Engineering Group, Inc.	6,690,430
121,875		Joy Global, Inc.	8,005,969
88,100	[1]	Monster Worldwide, Inc.	5,056,940
129,200		Norfolk Southern Corp.	6,976,800
134,400		Precision Castparts Corp.	8,464,512
83,700	[2]	Rockwell Automation, Inc.	6,064,902
109,900	[2]	Toro Co.	5,434,555
87,700	[1,2]	URS Corp.	3,777,239
223,600	[2]	UTI Worldwide, Inc.	6,974,084
128,100	[1]	WESCO International, Inc.	9,607,500
		TOTAL	108,704,147
		Information Technology--25.1%
269,900	[1,2]	ADC Telecommunications, Inc.	6,043,061
610,000	[1]	ARM Holdings PLC, ADR	4,520,100
189,600	[1]	ASM Lithography Holding NV	4,010,040
371,200	[1,2]	ATI Technologies, Inc.	5,761,024
127,278	[1,2]	Adobe Systems, Inc.	4,989,298
111,100	[1,2]	Advanced Micro Devices, Inc.	3,594,085
122,100	[1]	Ansys, Inc.	6,892,545
114,100	[1,2]	Autodesk, Inc.	4,796,764
1,248,900	[1]	Brocade Communications Systems, Inc.	7,693,224
468,600	[1,2]	Cadence Design Systems, Inc.	8,870,598
241,000	[1,2]	Ceridian Corp.	5,839,430
394,800	[1]	Chartered Semiconductor Manufacturing Ltd., ADR	4,473,084
188,600	[1]	Citrix Systems, Inc.	7,528,912
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
115,000	[1]	Cognizant Technology Solutions Corp.	$7,315,150
205,700	[1,2]	CommScope, Inc.	6,798,385
204,400	[2]	Electronic Data Systems Corp.	5,535,152
90,962	[1]	Endwave Corp.	1,377,165
105,600		Global Payments, Inc.	5,008,608
134,500		Harris Corp.	6,263,665
86,600		Imation Corp.	3,637,200
217,200		Intersil Holding Corp.	6,431,292
162,500	[1,2]	Jabil Circuit, Inc.	6,335,875
123,500	[1,2]	Lam Research Corp.	6,036,680
277,600	[1]	MEMC Electronic Materials	11,270,560
66,300	[1]	Marvell Technology Group Ltd.	3,785,067
427,400	[1,2]	Mastec, Inc.	5,269,842
301,800	[1,2]	NVIDIA Corp.	8,818,596
127,400		National Semiconductor Corp.	3,819,452
443,700	[1,2]	Powerwave Technologies, Inc.	4,947,255
309,400	[1,2]	Redback Networks, Inc.	6,930,560
217,200	[1,2]	Synopsys, Inc.	4,741,476
317,100	[1,2]	aQuantive, Inc.	7,946,526
		TOTAL	187,280,671
		Materials--4.2%
187,900		Agrium, Inc.	4,851,578
59,500	[2]	Freeport-McMoRan Copper & Gold, Inc., Class B	3,842,510
37,700		Martin Marietta Materials	4,002,232
219,300	[1,2]	Meridian Gold, Inc.	7,127,250
67,400		Phelps Dodge Corp.	5,809,206
58,100	[2]	Potash Corp. of Saskatchewan, Inc.	5,500,908
		TOTAL	31,133,684
		Telecommunication Services--3.3%
211,300	[1]	American Tower Systems Corp.	7,213,782
173,200	[1]	Crown Castle International Corp.	5,828,180
198,600	[1,2]	NII Holdings, Inc.	11,896,140
		TOTAL	24,938,102
		Utilities--0.5%
109,600	[1]	Allegheny Energy, Inc.	3,905,048
		TOTAL COMMON STOCKS (IDENTIFIED COST $569,351,047)	729,502,369
Principal Amount			Value
		REPURCHASE AGREEMENTS--27.1%
$12,583,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	$12,583,000
94,048,000		Interest in $1,200,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/19/2026 for $1,200,479,000 on 5/1/2006. The market value of the underlying securities at the end of the period was $1,224,000,973 (purchased with proceeds from securities lending collateral).	94,048,000
95,000,000		Interest in $2,000,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2045 for $2,000,798,333 on 5/1/2006. The market value of the underlying securities at the end of the period was $2,060,003,916 (purchased with proceeds from securities lending collateral).	95,000,000
		REPURCHASE AGREEMENTS (AT COST)	201,631,000
		TOTAL INVESTMENTS--125.0% (IDENTIFIED COST $770,982,047) [3]	931,133,369
		OTHER ASSETS AND LIABILITIES - NET--(25.0)%	(186,470,331)
		TOTAL NET ASSETS--100%	$744,663,038

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments in securities	$729,502,369
Investments in repurchase agreements	201,631,000
Total investments in securities, at value including $176,843,496 of securities loaned (identified cost $770,982,047)		$931,133,369
Cash		1,643
Income receivable		115,504
Receivable for investments sold		18,158,913
Receivable for shares sold		1,037,349
TOTAL ASSETS		950,446,778
Liabilities:
Payable for investments purchased	14,847,698
Payable for shares redeemed	1,254,122
Payable for collateral due to broker	189,048,000
Payable for distribution services fee (Note 5)	99,893
Payable for shareholder services fee (Note 5)	142,753
Accrued expenses	391,274
TOTAL LIABILITIES		205,783,740
Net assets for 20,138,632 shares outstanding		$744,663,038
Net Assets Consist of:
Paid-in capital		$671,615,932
Net unrealized appreciation of investments		160,151,322
Accumulated net realized loss on investments		(85,222,801)
Accumulated net investment income (loss)		(1,881,415)
TOTAL NET ASSETS		$744,663,038
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($583,485,058 ÷ 15,460,251 shares outstanding) no par value, unlimited shares authorized		$37.74
Offering price per share (100/94.50 of $37.74) [1]		$39.94
Redemption proceeds per share		$37.74
Class B Shares:
Net asset value per share ($127,068,099 ÷ 3,695,936 shares outstanding) no par value, unlimited shares authorized		$34.38
Offering price per share		$34.38
Redemption proceeds per share (94.50/100 of $34.38) [1]		$32.49
Class C Shares:
Net asset value per share ($34,109,881 ÷ 982,445 shares outstanding) no par value, unlimited shares authorized		$34.72
Offering price per share (100/99.00 of $34.72) [1]		$35.07
Redemption proceeds per share (99.00/100 of $34.72) [1]		$34.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $4,776)			$2,091,474
Interest			460,393
TOTAL INCOME			2,551,867
Expenses:
Investment adviser fee (Note 5)		$2,743,567
Administrative personnel and services fee (Note 5)		291,184
Custodian fees		21,964
Transfer and dividend disbursing agent fees and expenses		588,059
Directors'/Trustees' fees		3,232
Auditing fees		11,150
Legal fees		3,089
Portfolio accounting fees		67,307
Distribution services fee--Class B Shares (Note 5)		488,501
Distribution services fee--Class C Shares (Note 5)		123,461
Shareholder services fee--Class A Shares (Note 5)		648,636
Shareholder services fee--Class B Shares (Note 5)		162,834
Shareholder services fee--Class C Shares (Note 5)		40,539
Share registration costs		24,933
Printing and postage		32,592
Insurance premiums		5,683
Miscellaneous		3,259
TOTAL EXPENSES		5,259,990
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(716,581)
Waiver of administrative personnel and services fee (Note 5)	(12,438)
Reimbursement of shareholder services fee--Class A Shares	(87,439)
Fees paid indirectly from directed broker arrangements	(10,250)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(826,708)
Net expenses			4,433,282
Net investment income (loss)			(1,881,415)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			65,492,849
Net change in unrealized appreciation of investments			59,321,143
Net realized and unrealized gain on investments			124,813,992
Change in net assets resulting from operations			$122,932,577

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,881,415)	$(3,668,492)
Net realized gain on investments	65,492,849	104,213,423
Net change in unrealized appreciation/depreciation of investments	59,321,143	1,518,599
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	122,932,577	102,063,530
Share Transactions:
Proceeds from sale of shares	59,299,483	128,563,676
Cost of shares redeemed	(134,948,929)	(197,715,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(75,649,446)	(69,151,943)
Change in net assets	47,283,131	32,911,587
Net Assets:
Beginning of period	697,379,907	664,468,320
End of period (including accumulated net investment income (loss) of $(1,881,415) and $0, respectively)	$744,663,038	$697,379,907

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its service under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$176,843,496	$189,048,000

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,468,838	$52,482,754	3,777,043	$116,540,873
Shares redeemed	(2,881,419)	(101,964,797)	(4,638,951)	(142,588,513)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,412,581)	$(49,482,043)	(861,908)	$(26,047,640)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	127,222	$4,142,006	272,622	$7,630,944
Shares redeemed	(865,667)	(28,071,912)	(1,561,164)	(43,884,569)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(738,445)	$(23,929,906)	(1,288,542)	$(36,253,625)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	81,485	$2,674,723	155,935	$4,391,859
Shares redeemed	(149,721)	(4,912,220)	(397,187)	(11,242,537)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(68,236)	$(2,237,497)	(241,252)	$(6,850,678)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,219,262)	$(75,649,446)	(2,391,702)	$(69,151,943)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $770,982,047. The net unrealized appreciation of investments for federal tax purposes was $160,151,322. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $167,028,536 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,877,214.

At October 31, 2005, the Fund had a capital loss carryforward of $150,429,868 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

As a result of a tax-free transfer of assets from Riggs Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended April 30, 2006, the Adviser waived $716,581 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $22,531 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $13,448 in sales charges from the sale of Class A Shares. FSC also retained $314 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $81,166 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2006, the Fund's expenses were reduced by $10,250 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$480,197,265
Sales	$544,028,446

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305

8010409 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

2ND SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Institutional Shares
Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$5.22		$5.00
Income From Investment Operations:
Net investment income	0.15	[2]	0.13	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.44		0.19
TOTAL FROM INVESTMENT OPERATIONS	0.59		0.32
Less Distributions:
Distributions from net investment income	(0.11)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		--
TOTAL DISTRIBUTIONS	(0.13)		(0.10)
Net Asset Value, End of Period	$5.68		$5.22
Total Return [3]	11.32%		6.45%

Ratios to Average Net Assets:
Net expenses	0.44	% [4,5]	0.22	% [4]
Net investment income	5.57	% [4]	4.37	% [4]
Expense waiver/reimbursement [6]	0.61	% [4]	1.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,242		$21,698
Portfolio turnover	13%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.43% after taking into account these expense reductions for the six months ended April 30, 2006.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$5.21		$5.00
Income From Investment Operations:
Net investment income	0.15	[2]	0.12	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.43		0.19
TOTAL FROM INVESTMENT OPERATIONS	0.58		0.31
Less Distributions:
Distributions from net investment income	(0.10)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		--
TOTAL DISTRIBUTIONS	(0.12)		(0.10)
Net Asset Value, End of Period	$5.67		$5.21
Total Return [3]	11.22%		6.12%

Ratios to Average Net Assets:
Net expenses	0.69	% [4,5]	0.47	% [4]
Net investment income	5.41	% [4]	3.96	% [4]
Expense waiver/reimbursement [6]	0.61	% [4]	1.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$217,359		$103,674
Portfolio turnover	13%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.68% after taking into account these expense reductions for the six months ended April 30, 2006.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$5.22		$5.00
Income From Investment Operations:
Net investment income	0.13	[2]	0.10	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.43		0.20
TOTAL FROM INVESTMENT OPERATIONS	0.56		0.30
Less Distributions:
Distributions from net investment income	(0.08)		(0.08)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		--
TOTAL DISTRIBUTIONS	(0.10)		(0.08)
Net Asset Value, End of Period	$5.68		$5.22
Total Return [3]	10.78%		5.92%

Ratios to Average Net Assets:
Net expenses	1.44	% [4,5]	1.22	% [4]
Net investment income	4.65	% [4]	3.26	% [4]
Expense waiver/reimbursement [6]	0.61	% [4]	1.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,485		$23,418
Portfolio turnover	13%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.43% after taking into account these expense reductions for the six months ended April 30, 2006.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,113.20	$2.31
Class A Shares	$1,000	$1,112.20	$3.61
Class C Shares	$1,000	$1,107.80	$7.53
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.61	$2.21
Class A Shares	$1,000	$1,021.37	$3.46
Class C Shares	$1,000	$1,017.65	$7.20

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.44%
Class A Shares	0.69%
Class C Shares	1.44%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	38.8%
Consumer Staples	19.4%
Utilities	19.3%
Telecommunication Services	9.1%
Materials	5.3%
Health Care	3.0%
Consumer Discretionary	1.5%
Cash Equivalents [2]	12.9%
Other Assets and Liabilities--Net [3]	(9.3)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements, including cash held to cover payments on delayed delivery transactions (10.5%).

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares		Value
	COMMON STOCKS--96.4%
	Consumer Discretionary--1.5%
1,050,954	Kingfisher PLC	$4,316,842
	Consumer Staples--19.4%
299,577	Boots Group PLC, ADR	3,887,012
46,174	British American Tobacco PLC, ADR	2,359,491
84,600	Diageo PLC, ADR	5,604,750
205,200	Heinz (H.J.) Co.	8,517,852
135,900	Kraft Foods, Inc., Class A	4,245,516
113,022	Loews Corp.	5,791,247
1,439,399	Northern Foods	2,342,648
66,483	Reynolds American, Inc.	7,289,861
583,799	Scottish & Newcastle PLC	5,397,453
153,287	UST, Inc.	6,733,898
145,324	Unilever PLC, ADR	6,209,695
	TOTAL	58,379,423
	Financials--38.8%
116,104	ABN AMRO Holdings NV	3,470,037
244,200	Amsouth Bancorporation	7,067,148
375,806	Barclays PLC	4,694,311
84,496	Colonial Properties Trust	4,160,583
117,000	Comerica, Inc.	6,653,790
95,602	Duke Realty Corp.	3,384,311
182,600	First Horizon National Corp.	7,745,892
131,485	First Industrial Realty Trust	5,159,471
428,064	HRPT Properties Trust	4,700,143
171,384	Health Care Property Investors, Inc.	4,699,349
123,207	Health Care REIT, Inc.	4,287,604
180,591	Healthcare Realty Trust, Inc.	6,838,981
39,227	Heritage Property Investment	1,514,947
153,223	Hospitality Properties Trust	6,603,911
69,200	ING Groep N.V., ADR	2,808,136
Shares		Value
	COMMON STOCKS--continued
	Financials--continued
137,100	KeyCorp	$5,239,962
101,722	Liberty Property Trust	4,546,973
623,896	Lloyds TSB Group PLC	6,069,658
152,876	National City Corp.	5,641,124
193,207	Nationwide Health Properties, Inc.	4,157,815
48,167	PNC Financial Services Group	3,442,495
220,834	Senior Housing Properties Trust	3,791,720
170,100	U.S. Bancorp	5,347,944
109,183	Washington Mutual Bank	4,919,786
	TOTAL	116,946,091
	Health Care--3.0%
116,787	GlaxoSmithKline PLC	3,313,765
228,800	Pfizer, Inc.	5,795,504
	TOTAL	9,109,269
	Materials--5.3%
141,100	Du Pont (E.I.) de Nemours & Co.	6,222,510
323,733	Packaging Corp. of America	7,277,518
105,348	UPM - Kymmene Oyj, ADR	2,466,197
	TOTAL	15,966,225
	Telecommunication Services--9.1%
278,600	AT&T, Inc.	7,302,106
302,299	BCE, Inc.	7,472,831
2,107,853	Telecom Corp. of New Zealand	7,713,613
147,400	Verizon Communications	4,868,622
	TOTAL	27,357,172
	Utilities--19.3%
111,791	Ameren Corp.	5,630,913
79,938	Consolidated Edison Co.	3,446,927
74,176	Duke Energy Corp.	2,160,005
90,291	NICOR, Inc.	3,576,426
180,774	NiSource, Inc.	3,816,139
139,360	OGE Energy Corp.	4,203,098
197,467	Peoples Energy Corp.	7,173,976
Shares or Principal Amount		Value
	COMMON STOCKS--continued
	Utilities--continued
133,858	Pepco Holdings, Inc.	$3,089,443
100,332	Pinnacle West Capital Corp.	4,023,313
135,900	Progress Energy, Inc.	5,816,520
53,242	Scottish Power PLC, ADR	2,165,884
103,638	Southern Co.	3,340,253
294,585	United Utilities PLC, ADR	7,323,383
120,410	Xcel Energy, Inc.	2,268,524
	TOTAL	58,034,804
	TOTAL COMMON STOCKS (IDENTIFIED COST $277,451,813)	290,109,826
	REPURCHASE AGREEMENT--12.9%
$38,864,000	Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	38,864,000
	TOTAL INVESTMENTS--109.3% (IDENTIFIED COST $316,315,813) [1]	328,973,826
	OTHER ASSETS AND LIABILITIES - NET--(9.3)%	(27,888,241)
	TOTAL NET ASSETS--100%	$301,085,585

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $316,315,813)		$328,973,826
Cash		214,862
Cash denominated in foreign currencies (identified cost $329,198)		332,406
Income receivable		1,270,858
Receivable for investments sold		81,066
Receivable for shares sold		2,025,754
Prepaid expenses		9,423
TOTAL ASSETS		332,908,195
Liabilities:
Payable for investments purchased	$31,489,107
Payable for shares redeemed	259,707
Payable distribution services fee (Note 5)	27,947
Payable for shareholder services fee (Note 5)	45,849
TOTAL LIABILITIES		31,822,610
Net assets for 53,080,001 shares outstanding		$301,085,585
Net Assets Consist of:
Paid-in capital		$282,927,798
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,650,638
Accumulated net realized gain on investments and foreign currency transactions		3,757,860
Undistributed net investment income		1,749,289
TOTAL NET ASSETS		$301,085,585
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($36,242,315 ÷ 6,380,394 shares outstanding), no par value, unlimited shares authorized		$5.68
Offering price per share		$5.68
Redemption proceeds per share		$5.68
Class A Shares:
Net asset value per share ($217,358,583 ÷ 38,341,380 shares outstanding), no par value, unlimited shares authorized		$5.67
Offering price per share (100/94.50 of $5.67) [1]		$6.00
Redemption proceeds per share		$5.67
Class C Shares:
Net asset value per share ($47,484,687 ÷ 8,358,227 shares outstanding), no par value, unlimited shares authorized		$5.68
Offering price per share (100/99.00 of $5.68) [1]		$5.74
Redemption proceeds per share (99.00/100 of $5.68) [1]		$5.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $75,878)			$5,965,820
Interest			162,783
TOTAL INCOME			6,128,603
Expenses:
Investment adviser fee (Note 5)		$754,755
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		13,425
Transfer and dividend disbursing agent fees and expenses		75,209
Auditing fees		6,891
Legal fees		2,915
Portfolio accounting fees		40,853
Distribution services fee--Class C Shares (Note 5)		129,516
Shareholder services fee--Class A Shares (Note 5)		172,535
Shareholder services fee--Class C Shares (Note 5)		43,125
Share registration costs		31,700
Printing and postage		16,722
Insurance premiums		3,606
Miscellaneous		1,023
TOTAL EXPENSES		1,406,330
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(590,372)
Waiver of administrative personnel and services fee	(21,309)
Fees paid indirectly from directed brokerage arrangements	(7,008)
TOTAL WAIVERS AND EXPENSE REDUCTION		(618,689)
Net expenses			787,641
Net investment income			5,340,962
Realized and Unrealized Gain on Investments:
Net realized gain on investments and foreign currency transactions			3,759,894
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			12,794,640
Net realized and unrealized gain on investments and foreign currency			16,554,534
Change in net assets resulting from operations			$21,895,496

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Period Ended 10/31/2005 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,340,962	$1,376,671
Net realized gain on investments and foreign currency transactions	3,759,894	532,650
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	12,794,640	(144,002)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,895,496	1,765,319
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(556,606)	(293,527)
Class A Shares	(2,599,996)	(820,805)
Class C Shares	(510,184)	(200,412)
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	(72,515)	--
Class A Shares	(368,369)	--
Class C Shares	(80,614)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,188,284)	(1,314,744)
Share Transactions:
Proceeds from sale of shares	145,837,885	151,066,487
Net asset value of shares issued to shareholders in payment of distributions declared	3,071,463	821,855
Cost of shares redeemed	(14,321,891)	(3,548,001)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	134,587,457	148,340,341
Change in net assets	152,294,669	148,790,916
Net Assets:
Beginning of period	148,790,916	--
End of period (including undistributed net investment income of $1,749,289 and $75,113, respectively)	$301,085,585	$148,790,916

1 For the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

Effective March 30, 2005, the Fund began offering Institutional Shares, Class A Shares, and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Period Ended 10/31/2005 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,417,212	$13,167,532	4,245,888	$22,063,743
Shares issued to shareholders in payment of distributions declared	17,957	97,795	6,503	34,129
Shares redeemed	(214,724)	(1,167,431)	(92,442)	(490,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,220,445	$12,097,896	4,159,949	$21,606,925

	Six Months Ended 4/30/2006		Period Ended 10/31/2005 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,023,350	$110,026,271	20,304,382	$105,293,670
Shares issued to shareholders in payment of distributions declared	460,645	2,500,477	123,492	644,306
Shares redeemed	(2,055,472)	(11,101,888)	(515,017)	(2,680,511)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	18,428,523	$101,424,860	19,912,857	$103,257,465

	Six Months Ended 4/30/2006		Period Ended 10/31/2005 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,159,857	$22,644,082	4,533,193	$23,709,074
Shares issued to shareholders in payment of distributions declared	86,992	473,191	27,325	143,420
Shares redeemed	(377,538)	(2,052,572)	(71,602)	(376,543)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,869,311	$21,064,701	4,488,916	$23,475,951
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,518,279	$134,587,457	28,561,722	$148,340,341

1 For the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $316,315,813. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $12,658,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,815,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,157,490.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $590,372 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.092% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $115,440 of fees paid by the Fund.

For the six months ended April 30, 2006, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2006, FSC retained $49,726 in sales charges from the sale of Class A Shares. FSC also retained $6,464 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC retained $5,957 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2006, the Fund's expenses were reduced by $7,008 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2006, were as follows:

Purchases	$155,287,446
Sales	$25,723,079

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578
Cusip 314172560

32939 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Technology Fund

Established 1999

A Portfolio of Federated Equity Funds

7TH SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$5.20		$5.06		$4.96		$3.33		$4.76		$14.64
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.07)		(0.09	) [1]	(0.06	) [1]	(0.08	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.52		0.21		0.19		1.69		(1.35)		(9.77)
TOTAL FROM INVESTMENT OPERATIONS	0.48		0.14		0.10		1.63		(1.43)		(9.88)
Net Asset Value, End of Period	$5.68		$5.20		$5.06		$4.96		$3.33		$4.76
Total Return [2]	9.23%		2.77%		2.02	% [3]	48.95%		(30.04)%		(67.49)%

Ratios to Average Net Assets:
Net expenses	2.01	% [4,5]	2.00	% [4]	2.01	% [4]	2.01	% [4]	2.04	% [4]	1.67%
Net investment income (loss)	(1.46	)% [5]	(1.24)%		(1.72)%		(1.66)%		(1.68)%		(1.29)%
Expense waiver/reimbursement [6]	0.40	% [5]	0.16%		0.19%		0.35%		0.12%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,495		$27,412		$33,111		$43,274		$29,632		$58,423
Portfolio turnover	47%		71%		78%		96%		174%		224%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.00%, 1.99%, 2.00%, 2.01%, and 2.04% after taking into account these expense reductions for the six months ended April 30, 2006 and the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$4.97		$4.87		$4.81		$3.25		$4.68		$14.53
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.12)		(0.12	) [1]	(0.09	) [1]	(0.11	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.50		0.22		0.18		1.65		(1.32)		(9.69)
TOTAL FROM INVESTMENT OPERATIONS	0.44		0.10		0.06		1.56		(1.43)		(9.85)
Net Asset Value, End of Period	$5.41		$4.97		$4.87		$4.81		$3.25		$4.68
Total Return [2]	8.85%		2.05%		1.25	% [3]	48.00%		(30.56)%		(67.79)%

Ratios to Average Net Assets:
Net expenses	2.76	% [4,5]	2.75	% [4]	2.76	% [4]	2.76	% [4]	2.79	% [4]	2.42%
Net investment income (loss)	(2.21	)% [5]	(1.98)%		(2.47)%		(2.41)%		(2.43)%		(2.04)%
Expense waiver/reimbursement [6]	0.40	% [5]	0.16%		0.19%		0.35%		0.12%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,585		$51,836		$68,981		$84,252		$66,179		$126,320
Portfolio turnover	47%		71%		78%		96%		174%		224%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.75%, 2.74%, 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the six months ended April 30, 2006 and the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2006		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$4.97		$4.87		$4.81		$3.25		$4.68		$14.52
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.12)		(0.12	) [1]	(0.09	) [1]	(0.11	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.50		0.22		0.18		1.65		(1.32)		(9.68)
TOTAL FROM INVESTMENT OPERATIONS	0.44		0.10		0.06		1.56		(1.43)		(9.84)
Net Asset Value, End of Period	$5.41		$4.97		$4.87		$4.81		$3.25		$4.68
Total Return [2]	8.85%		2.05%		1.25	% [3]	48.00%		(30.56)%		(67.77)%

Ratios to Average Net Assets:
Net expenses	2.76	% [4,5]	2.75	% [4]	2.76	% [4]	2.76	% [4]	2.79	% [4]	2.42%
Net investment income (loss)	(2.21	)% [5]	(1.97)%		(2.47)%		(2.41)%		(2.43)%		(2.04)%
Expense waiver/reimbursement [6]	0.40	% [5]	0.16%		0.19%		0.35%		0.12%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,816		$9,265		$12,551		$16,096		$13,055		$25,186
Portfolio turnover	47%		71%		78%		96%		174%		224%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.75%, 2.74%, 2.75%, 2.76%, and 2.79% after taking into account these expense reductions for the six months ended April 30, 2006 and the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,092.30	$10.43
Class B Shares	$1,000	$1,088.50	$14.29
Class C Shares	$1,000	$1,088.50	$14.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,014.83	$10.04
Class B Shares	$1,000	$1,011.11	$13.76
Class C Shares	$1,000	$1,011.11	$13.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Class A Shares	2.01%
Class B Shares	2.76%
Class C Shares	2.76%

Portfolio of Investments Summary Table

At April 30, 2006, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	89.9%
Health Care	7.7%
Consumer Discretionary	2.7%
Securities Lending Collateral [2]	11.8%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities--Net [4]	(12.9)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities-Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--100.3%
		Consumer Discretionary--2.7%
30,500	[1]	Dolby Laboratories, Class A	$717,970
12,500	[1]	GameStop Corp.	590,000
26,400		Philips Electronics NV, ADR	910,272
		TOTAL	2,218,242
		Health Care--7.7%
35,800	[1,2]	Boston Scientific Corp.	831,992
12,400	[1]	Forest Laboratories, Inc., Class A	500,712
8,000	[2]	Medtronic, Inc.	400,960
21,900	[1,2]	Momenta Pharmaceuticals, Inc.	370,329
30,600	[1,2]	Nektar Therapeutics	658,206
6,754		Roche Holding AG	1,038,532
33,900	[2]	Shire PLC, ADR	1,605,504
23,300	[1]	St. Jude Medical, Inc.	919,884
		TOTAL	6,326,119
		Information Technology--89.9%
32,000	[1,2]	aQuantive, Inc.	801,920
212,400	[1]	ARM Holdings PLC, ADR	1,573,884
37,400	[1]	ASM Lithography Holding NV	791,010
44,200	[1,2]	ATI Technologies, Inc.	685,984
27,700	[2]	Accenture Ltd.	805,239
41,400	[1]	Adobe Systems, Inc.	1,622,880
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
15,300	[1]	Advanced Micro Devices, Inc.	$494,955
53,500		Alcatel SA, ADR	771,470
42,000	[1]	Altera Corp.	917,280
40,000	[1]	Amdocs Ltd.	1,488,000
32,500		Analog Devices, Inc.	1,232,400
12,100	[1]	Ansys, Inc.	683,045
14,000	[1]	Apple Computer, Inc.	985,460
102,300		Applied Materials, Inc.	1,836,285
16,472	[1]	Atos SA	1,235,436
32,200		Au Optronics Corp., ADR	529,046
33,300	[1]	Autodesk, Inc.	1,399,932
74,900	[1,2]	Avaya, Inc.	898,800
24,100	[1]	Broadcom Corp.	990,751
97,600	[1]	Cadence Design Systems, Inc.	1,847,568
72,400	[1]	Chartered Semiconductor Manufacturing Ltd., ADR	820,292
57,700	[1,2]	Check Point Software Technologies Ltd.	1,116,495
78,800	[1]	Cisco Systems, Inc.	1,650,860
14,400	[1]	Citrix Systems, Inc.	574,848
24,100	[1]	Cognizant Technology Solutions Corp.	1,533,001
22,600	[1,2]	Cognos, Inc.	842,302
45,000	[1]	Comverse Technology, Inc.	1,019,250
34,700	[1]	Corning, Inc.	958,761
49,000	[1]	Dell, Inc.	1,283,800
30,600	[1]	eBay, Inc.	1,052,946
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
145,100	[1]	EMC Corp. Mass	$1,960,301
22,800	[1]	Electronics for Imaging, Inc.	626,088
59,700	[1,2]	Flextronics International Ltd.	678,192
17,100	[1]	Freescale Semiconductor, Inc., Class B	541,557
2,500	[1]	Google Inc.	1,044,850
25,300		Hewlett-Packard Co.	821,491
19,100		IBM Corp.	1,572,694
30,100		Intel Corp.	601,398
26,600	[1]	Jabil Circuit, Inc.	1,037,134
44,200	[1]	Juniper Networks, Inc.	816,816
37,970		KLA-Tencor Corp.	1,828,635
18,400	[1,2]	Lexmark International Group, Class A	896,080
54,900	[2]	Linear Technology Corp.	1,948,950
8,100	[1]	MEMC Electronic Materials	328,860
18,600	[1]	Marvell Technology Group Ltd.	1,061,874
58,900		Maxim Integrated Products, Inc.	2,076,814
33,100	[1]	McAfee, Inc.	863,579
49,780		Microsoft Corp.	1,202,187
89,700		Motorola, Inc.	1,915,095
42,000	[1,2]	Network Appliance, Inc.	1,556,940
76,100		Nokia Oyj, Class A, ADR	1,724,426
176,500	[1]	Oracle Corp.	2,575,135
28,100		Paychex, Inc.	1,134,959
44,200	[1,2]	Powerwave Technologies, Inc.	492,830
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
14,500		Qualcomm, Inc.	$744,430
22,000	[1,2]	Redback Networks, Inc.	492,800
10,200	[1]	Research in Motion Ltd.	781,626
22,900		SAP AG, ADR	1,251,027
1,312		Samsung Electronics Co.	895,810
99,982	[1]	Symantec Corp.	1,637,705
30,600	[1]	Synopsys, Inc.	667,998
19,700		Telefonaktiebolaget LM Ericsson, Class B, ADR	698,759
41,500	[1]	Tellabs, Inc.	657,775
11,200		Texas Instruments, Inc.	388,752
172,800	[1]	Unisys Corp.	1,078,272
76,300	[1,2]	VASCO Data Security International, Inc.	714,168
29,500		Xilinx, Inc.	816,265
30,500	[1]	Yahoo, Inc.	999,790
		TOTAL	73,575,962
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,260,406)	82,120,323
		MUTUAL FUND--11.8%
9,640,949	[3]	Prime Value Obligations Fund, Institutional Shares (at net asset value) (purchased with proceeds from securities lending collateral)	9,640,949
		REPURCHASE AGREEMENT--0.8%
$687,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001. (AT COST)	687,000
		TOTAL INVESTMENTS--112.9% (IDENTIFIED COST $78,588,355) [4]	92,448,272
		OTHER ASSETS AND LIABILITIES - NET--(12.9)%	(10,552,828)
		TOTAL NET ASSETS--100%	$81,895,444

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value including $9,640,949 of investments in affiliated issuers (Note 5) and $8,890,312 of securities loaned (identified cost $78,588,355)		$92,448,272
Cash		1,274
Cash denominated in foreign currencies (identified cost $9,672)		9,997
Income receivable		33,696
Receivable for investments sold		3,060,561
Receivable for shares sold		13,437
TOTAL ASSETS		95,567,237
Liabilities:
Payable for investments purchased	$3,439,874
Payable for shares redeemed	270,060
Payable for collateral due to broker	9,640,949
Payable for Directors'/Trustees' fees	88
Payable for distribution services fee (Note 5)	40,659
Payable for shareholder services fee (Note 5)	11,767
Accrued expenses	268,396
TOTAL LIABILITIES		13,671,793
Net assets for 14,915,575 shares outstanding		81,895,444
Net Assets Consist of:
Paid-in capital		$825,713,268
Net unrealized appreciation of investments		13,860,242
Accumulated net realized loss on investments and foreign currency transactions		(756,816,622)
Accumulated net investment income (loss)		(861,444)
TOTAL NET ASSETS		$81,895,444

Statement of Assets and Liabilities-continued

April 30, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($25,494,509 ÷ 4,486,374 shares outstanding), no par value, unlimited shares authorized	$5.68
Offering price per share (100/94.50 of $5.68) [1]	$6.01
Redemption proceeds per share	$5.68
Class B Shares:
Net asset value per share ($47,585,041 ÷ 8,798,755 shares outstanding), no par value, unlimited shares authorized	$5.41
Offering price per share	$5.41
Redemption proceeds per share (94.50/100 of $5.41) [1]	$5.11
Class C Shares:
Net asset value per share ($8,815,894 ÷ 1,630,446 shares outstanding), no par value, unlimited shares authorized	$5.41
Offering price per share (100/99.00 of $5.41) [1]	$5.46
Redemption proceeds per share (99.00/100 of $5.41) [1]	$5.36

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $16,407)			$202,603
Interest (including $5,691 of income on securities loaned)			33,608
TOTAL INCOME			236,211
Expenses:
Investment adviser fee (Note 5)		$326,757
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		5,422
Transfer and dividend disbursing agent fees and expenses		386,312
Directors'/Trustees' fees		981
Auditing fees		11,937
Legal fees		2,864
Portfolio accounting fees		34,607
Distribution services fee--Class A Shares (Note 5)		33,981
Distribution services fee--Class B Shares (Note 5)		190,258
Distribution services fee--Class C Shares (Note 5)		34,555
Shareholder services fee--Class B Shares (Note 5)		63,420
Shareholder services fee--Class C Shares (Note 5)		11,411
Share registration costs		20,987
Printing and postage		31,669
Insurance premiums		3,936
Miscellaneous		1,915
TOTAL EXPENSES		1,275,067
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(155,056)
Waiver of administrative personnel and services fee	(21,880)
Fees paid indirectly from directed brokerage arrangements	(476)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(177,412)
Net expenses			1,097,655
Net investment income (loss)			(861,444)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			4,239,921
Net change in unrealized appreciation of investments			4,379,990
Net realized and unrealized gain on investments			8,619,911
Change in net assets resulting from operations			$7,758,467

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(861,444)	$(1,815,526)
Net realized gain on investments and foreign currency transactions	4,239,921	9,447,315
Net change in unrealized appreciation/depreciation of investments	4,379,990	(5,034,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,758,467	2,597,498
Share Transactions:
Proceeds from sale of shares	2,410,589	6,747,940
Cost of shares redeemed	(16,786,098)	(35,475,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,375,509)	(28,727,117)
Change in net assets	(6,617,042)	(26,129,619)
Net Assets:
Beginning of period	88,512,486	114,642,105
End of period (including accumulated net investment income (loss) of $(861,444) and $0, respectively)	$81,895,444	$88,512,486

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,890,312	$9,640,949

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	283,961	$1,585,312	948,737	$4,979,046
Shares redeemed	(1,070,210)	(5,989,527)	(2,222,502)	(11,594,611)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(786,249)	$(4,404,215)	(1,273,765)	$(6,615,565)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	108,464	$571,397	233,917	$1,178,080
Shares redeemed	(1,747,391)	(9,290,416)	(3,966,518)	(19,740,413)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,638,927)	$(8,719,019)	(3,732,601)	$(18,562,333)

	Six Months Ended 4/30/2006		Year Ended 10/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	48,515	$253,880	117,498	$590,814
Shares redeemed	(283,978)	(1,506,155)	(830,707)	(4,140,033)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(235,463)	$(1,252,275)	(713,209)	$(3,549,219)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,660,639)	$(14,375,509)	(5,719,575)	$(28,727,117)

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $78,588,355. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $13,859,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,794,705 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,934,788.

At October 31, 2005, the Fund had a capital loss carryforward of $756,698,244 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$258,731,432
2009	$436,150,066
2010	$ 59,356,831
2011	$ 2,459,915

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser waived and reimbursed $155,056 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.212% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $43,615 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $508 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

For the six months ended April 30, 2006, Class A Shares did not incur a service fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2006, the Fund's expenses were reduced by $476 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended April 30, 2006 were as follows:

Affiliate	Balance of Shares Held 10/31/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2006	Value 4/30/2006
Prime Value Obligations Fund, Institutional Shares	7,265,724	2,375,225	--	9,640,949	$9,640,949

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2006, were as follows:

Purchases	$40,195,652
Sales	$52,812,498

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

25474 (6/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        June 21, 2006